UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Alice A. Pellegrino

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-1844

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 90.5%
	Automobiles & Components - 2.5%
1,150,173	Tata Motors Ltd. ADR	$44,810,740
231,131	Tesla Motors, Inc.*	58,228,833

		103,039,573

	Banks - 5.4%
1,034,540	Bank of the Ozarks, Inc.	56,765,210
734,225	Citigroup, Inc.	40,991,782
3,163,260	Huntington Bancshares, Inc.	42,798,908
427,382	PNC Financial Services Group, Inc.	51,482,435
585,327	Wells Fargo & Co.	32,971,470

		225,009,805

	Capital Goods - 6.6%
495,903	Deere & Co.	53,086,416
1,676,251	Fastenal Co.	83,276,150
653,493	Middleby Corp.*	87,685,691
341,004	Rockwell Automation, Inc.	50,465,182

		274,513,439

	Commercial & Professional Services - 1.4%
63,425	Klarna Holding AB*(1)(2)(3)	6,981,818
1,689,128	TransUnion*	53,258,206

		60,240,024

	Consumer Durables & Apparel - 0.7%
208,741	Pandora A/S	27,355,265
45,891	Under Armour, Inc. Class C*	882,025

		28,237,290

	Consumer Services - 3.7%
1,031,644	Hilton Worldwide Holdings, Inc.	59,402,061
2,436,365	Kroton Educacional S.A.	10,445,651
487,506	Marriott International, Inc. Class A	41,243,008
215,746	Panera Bread Co. Class A*	45,103,859

		156,194,579

	Diversified Financials - 3.3%
498,406	Capital One Financial Corp.	43,555,700
1,928,514	Double Eagle Acquisition Corp.*	20,114,401
903,521	Synchrony Financial	32,364,122
1,059,572	Voya Financial, Inc.	42,615,986

		138,650,209

	Energy - 6.0%
1,041,920	Baker Hughes, Inc.	65,724,314
83,948	Centennial Resource Development, Inc. Class A*(1)(2)(3)	1,402,193
254,421	Cimarex Energy Co.	34,400,263
262,187	Diamondback Energy, Inc.*	27,574,207
884,337	Newfield Exploration Co.*	35,444,227
192,854	Pioneer Natural Resources Co.	34,758,076
823,900	Seven Generations Energy Ltd. Class A*	16,468,503
2,446,265	WPX Energy, Inc.*	34,076,471

		249,848,254

	Food & Staples Retailing - 1.6%
411,314	Costco Wholesale Corp.	67,434,930

	Food, Beverage & Tobacco - 1.6%
1,536,878	Monster Beverage Corp.*	65,471,003

	Health Care Equipment & Services - 6.2%
761,301	Align Technology, Inc.*	69,803,689
526,602	DexCom, Inc.*	41,680,548
754,750	Edwards Lifesciences Corp.*	72,637,140
984,392	Hologic, Inc.*	39,897,408

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

826,201	Veeva Systems, Inc. Class A*	$34,973,088

		258,991,873

	Insurance - 1.0%
754,980	MetLife, Inc.	41,078,462

	Materials - 6.4%
11,313,220	Glencore plc*	46,855,762
773,136	International Paper Co.	43,759,498
5,665,610	Platform Specialty Products Corp.*	68,780,505
852,858	Steel Dynamics, Inc.	28,835,129
3,776,485	Vale S.A. ADR	38,444,617
782,750	WestRock Co.	41,767,540

		268,443,051

	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
1,853,072	Bristol-Myers Squibb Co.	91,097,020
561,454	Celgene Corp.*	65,212,882
581,944	Eisai Co., Ltd.	32,077,150
459,216	Ionis Pharmaceuticals, Inc.*	20,435,112
88,393	TESARO, Inc.*	14,393,916
247,776	Vertex Pharmaceuticals, Inc.*	21,276,525

		244,492,605

	Real Estate - 1.2%
115,793	Equinix, Inc. REIT	44,577,989
81,341	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	4,082,688

		48,660,677

	Retailing - 10.7%
193,064	Amazon.com, Inc.*	158,984,343
116,585	Honest Co.*(1)(2)(3)	4,019,851
123,196	JAND, Inc. Class A*(1)(2)(3)	1,209,785
860,372	Netflix, Inc.*	121,062,944
61,482	Priceline Group, Inc.*	96,842,142
418,006	Tory Burch LLC*(1)(2)(3)	20,779,070
157,436	Ulta Salon Cosmetics & Fragrance, Inc.*	42,866,674

		445,764,809

	Semiconductors & Semiconductor Equipment - 2.1%
563,380	Analog Devices, Inc.	42,219,697
1,896,429	Micron Technology, Inc.*	45,722,903

		87,942,600

	Software & Services - 21.7%
602,248	Alibaba Group Holding Ltd. ADR*	61,013,745
901,089	Atlassian Corp. plc Class A*	24,897,089
215,296	CoStar Group, Inc.*	43,511,322
1,336,826	Facebook, Inc. Class A*	174,215,164
847,726	Global Payments, Inc.	65,512,265
1,632,204	Mobileye N.V.*	70,119,484
1,420,395	PayPal Holdings, Inc.*	56,503,313
492,371	Salesforce.com, Inc.*	38,946,546
824,183	ServiceNow, Inc.*	74,687,464
1,381,745	SS&C Technologies Holdings, Inc.	44,395,467
136,358	Trade Desk, Inc. Class A*	4,044,378
268,652	Ultimate Software Group, Inc.*	52,027,146
757,207	Visa, Inc. Class A	62,628,591
931,835	Workday, Inc. Class A*	77,426,170
1,530,186	Zillow Group, Inc. Class C*	54,137,981

		904,066,125

	Technology Hardware & Equipment - 1.1%
491,921	Arista Networks, Inc.*	46,240,574

	Transportation - 1.4%
595,122	J.B. Hunt Transport Services, Inc.	58,964,688

	Total Common Stocks (cost $3,386,509,904)	3,773,284,570

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Corporate Bonds - 0.1%
	Internet - 0.1%
	DraftKings, Inc.
$ 2,665,674	5.00%, 12/23/2017(1)(2)(3)	$2,665,674

	Total Corporate Bonds (cost $2,665,674)	2,665,674

Preferred Stocks - 8.5%
	Capital Goods - 0.5%
4,106,956	Lithium Technology Corp. *(1)(2)(3)	20,000,876

	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC *(1)(2)(3)	10,563,511

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc. *(1)(2)(3)	960,785

	Consumer Services - 0.1%
2,428,921	DraftKings, Inc. *(1)(2)(3)	4,663,528

	Real Estate - 1.1%
2,437,006	Redfin Corp. Series G *(1)(2)(3)	10,064,835
404,267	WeWork Companies, Inc. Class D-1 *(1)(2)(3)	20,291,070
317,638	WeWork Companies, Inc. Class D-2 *(1)(2)(3)	15,942,966

		46,298,871

	Retailing - 0.5%
4,434,460	Coupang LLC *(1)(2)(3)	18,181,286
275,096	JAND, Inc. Series D *(1)(2)(3)	2,701,443

		20,882,729

	Software & Services - 5.9%
1,526,069	Birst, Inc. Series F *(1)(2)(3)	8,027,123
387,642	Cloudera, Inc. *(1)(2)(3)	7,128,736
5,668,755	Essence Group Holdings Corp. *(1)(2)(3)	11,450,885
879,475	ForeScout Technologies, Inc. *(1)(2)(3)	11,591,481
169,309	General Assembly Space, Inc. *(1)(2)(3)	8,299,680
743,470	Lookout, Inc. Series F *(1)(2)(3)	5,947,760
1,078,374	MarkLogic Corp. Series F *(1)(2)(3)	11,387,630
610,175	Nutanix, Inc. *(1)(2)(3)	17,885,114
1,410,890	Pinterest, Inc. Series G *(1)(2)(3)	8,832,171
585,996	Trade Desk, Inc. Series C *(1)(2)(3)	16,917,158
2,311,920	Uber Technologies, Inc. *(1)(2)(3)	112,757,489
566,228	Veracode, Inc. *(1)(2)(3)	11,613,336
3,194,823	Zuora, Inc. Series F *(1)(2)(3)	12,140,327

		243,978,890

	Telecommunication Services - 0.1%
19,187	DocuSign, Inc. Series B *(1)(2)(3)	356,303
5,747	DocuSign, Inc. Series B-1 *(1)(2)(3)	106,722
13,788	DocuSign, Inc. Series D *(1)(2)(3)	256,043
298,549	DocuSign, Inc. Series E *(1)(2)(3)	5,544,055

		6,263,123

	Total Preferred Stocks (cost $238,687,098)	353,612,313

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
272,032	Honest Co. Series C *(1)(2)(3)	9,379,663

	Total Convertible Preferred Stocks (cost $7,360,451)	9,379,663

	Total Long-Term Investments (cost $3,635,223,127)	4,138,942,220

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
23,059,861	Morgan Stanley Institutional Liquidity Funds, Institutional Class	23,059,861

	Total Short-Term Investments (cost $23,059,861)	23,059,861

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $3,658,282,988)^	99.8%	$4,162,002,081
Other Assets and Liabilities	0.2%	6,296,279

Total Net Assets	100.0%	$4,168,298,360

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$583,581,429
Unrealized Depreciation	(79,862,336)

Net Unrealized Appreciation	$503,719,093

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $404,133,055, which represents 9.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2015	1,526,069	Birst, Inc. Series F Preferred	$8,913,616
12/2016	83,948	Centennial Resource Development, Inc. Class A	1,220,604
02/2014	387,642	Cloudera, Inc. Preferred	5,644,068
11/2014	4,434,460	Coupang LLC Preferred	13,805,011
02/2014	19,187	DocuSign, Inc. Series B Preferred	251,971
02/2014	5,747	DocuSign, Inc. Series B-1 Preferred	75,472
02/2014	13,788	DocuSign, Inc. Series D Preferred	181,070
02/2014	298,549	DocuSign, Inc. Series E Preferred	3,920,665
12/2015	2,665,674	DraftKings, Inc.	2,665,674
02/2014	2,428,921	DraftKings, Inc. Preferred	4,375,172
05/2014	5,668,755	Essence Group Holdings Corp. Preferred	8,964,002
11/2015	879,475	ForeScout Technologies, Inc. Preferred	10,436,730
07/2015	169,309	General Assembly Space, Inc. Preferred	8,299,680
08/2014	116,585	Honest Co.	3,154,475
08/2014	272,032	Honest Co. Series C Convertible Preferred	7,360,451
04/2015	123,196	JAND, Inc. Class A	1,414,943
04/2015	275,096	JAND, Inc. Series D Preferred	3,159,560
08/2015	63,425	Klarna Holding AB	6,956,489
08/2015	4,106,956	Lithium Technology Corp. Preferred	20,017,303
03/2016	743,470	Lookout, Inc. Series F Preferred	8,492,732
04/2015	1,078,374	MarkLogic Corp. Series F Preferred	12,524,451
08/2014	610,175	Nutanix, Inc. Preferred	8,174,209
01/2014	923,832	One Kings Lane, Inc. Preferred	14,242,718
03/2015	1,410,890	Pinterest, Inc. Series G Preferred	10,128,909
12/2014	2,437,006	Redfin Corp. Series G Preferred	8,036,515
09/2015	470,535	Rubicon Global Holdings LLC Preferred	9,392,114
11/2013	418,006	Tory Burch LLC	32,761,838
02/2016	585,996	Trade Desk, Inc. Series C Preferred	9,171,643

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

06/2014	2,311,920	Uber Technologies, Inc. Preferred	35,864,931
08/2014	566,228	Veracode, Inc. Preferred	10,455,910
12/2014	81,341	WeWork Companies, Inc. Class A, REIT	1,354,422
12/2014	404,267	WeWork Companies, Inc. Class D-1 Preferred	6,731,514
12/2014	317,638	WeWork Companies, Inc. Class D-2 Preferred	5,289,041
01/2015	3,194,823	Zuora, Inc. Series F Preferred	12,138,091

			$295,575,994

At January 31, 2017, the aggregate value of these securities was $404,133,055, which represents 9.7% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $404,133,055, which represents 9.7% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$103,039,573	$103,039,573	$—	$—
Banks	225,009,805	225,009,805	—	—
Capital Goods	274,513,439	274,513,439	—	—
Commercial & Professional Services	60,240,024	53,258,206	—	6,981,818
Consumer Durables & Apparel	28,237,290	882,025	27,355,265	—
Consumer Services	156,194,579	156,194,579	—	—
Diversified Financials	138,650,209	138,650,209	—	—
Energy	249,848,254	248,446,061	—	1,402,193
Food & Staples Retailing	67,434,930	67,434,930	—	—
Food, Beverage & Tobacco	65,471,003	65,471,003	—	—
Health Care Equipment & Services	258,991,873	258,991,873	—	—
Insurance	41,078,462	41,078,462	—	—
Materials	268,443,051	221,587,289	46,855,762	—
Pharmaceuticals, Biotechnology & Life Sciences	244,492,605	212,415,455	32,077,150	—
Real Estate	48,660,677	44,577,989	—	4,082,688
Retailing	445,764,809	419,756,103	—	26,008,706
Semiconductors & Semiconductor Equipment	87,942,600	87,942,600	—	—
Software & Services	904,066,125	904,066,125	—	—
Technology Hardware & Equipment	46,240,574	46,240,574	—	—
Transportation	58,964,688	58,964,688	—	—
Corporate Bonds	2,665,674	—	—	2,665,674
Preferred Stocks	353,612,313	—	—	353,612,313
Convertible Preferred Stocks	9,379,663	—	—	9,379,663
Short-Term Investments	23,059,861	23,059,861	—	—

Total	$4,162,002,081	$3,651,580,849	$106,288,177	$404,133,055

(1) For the period ended January 31, 2017, there were no transfers between any levels.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2017:

	Common Stocks	Convertible Preferred Stocks	Preferred Stocks	Corporate Bonds	Total

Beginning balance	$36,637,334	$10,203,920	$347,869,870	$2,665,674	$397,376,798
Purchases	1,220,604	-	-	-	1,220,604
Sales	-	-	-	-	-
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	-	-	(5)	-	(5)
Net change in unrealized appreciation/depreciation	617,467	(824,257)	5,742,448	-	5,535,658
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-

Ending balance	$ 38,475,405	$9,379,663	$353,612,313	$2,665,674	$404,133,055

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2017 was $5,535,658.

The Hartford Municipal Real Return Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 91.8%
	Alabama - 0.9%
$ 1,500,000	County of Jefferson, AL, Sewer Rev 5.00%, 10/01/2018	$1,562,835

	Alaska - 0.9%
375,000	Alaska Municipal Bond Bank Auth Rev 5.75%, 09/01/2033	402,023
1,000,000	CIVICVentures, AK 5.00%, 09/01/2026	1,142,120

		1,544,143

	Arizona - 0.9%
1,000,000	Arizona State Health Fac Auth Hospital System Rev 5.00%, 02/01/2020	1,091,040
265,000	Estrella Mountain Ranch, AZ, Community Fac Dist GO 6.20%, 07/15/2032	267,020
191,000	Sundance, AZ, Community Fac Dist 7.13%, 07/01/2027(1)	191,015

		1,549,075

	California - 12.4%
	California State Communities DA Rev
570,000	1.45%, 04/01/2036(2)	481,109
1,000,000	5.00%, 10/01/2022	1,067,910
500,000	California State Dept Water Resources Supply Rev 5.00%, 05/01/2022	525,175
1,000,000	California State Health Facilities 6.00%, 07/01/2029	1,113,470
170,000	California State Public Works Board, State University Trustees 6.13%, 04/01/2029	188,153
220,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2030	251,009
1,530,000	Corona-Norco California University 4.00%, 09/01/2019	1,619,168
300,000	El Dorado, CA, Irrigation Dist 5.38%, 08/01/2024	330,534
315,000	Elk Grove, CA, Finance Auth 5.00%, 09/01/2031	360,792
435,000	Foothill-Eastern, CA, Transportation Corridor Agency 5.00%, 01/15/2053(2)	441,107
425,000	Golden State, CA, Tobacco Securitization Corp. 5.00%, 06/01/2017	430,670
1,000,000	Hemet, CA, Unif School Dist FA Special Tax 5.00%, 09/01/2031	1,087,840
400,000	Huntington Park, CA, Public FA Rev 5.25%, 09/01/2019	401,348
810,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	850,524
1,100,000	Los Angeles, CA, Regional Airports Improvement Corp. 5.00%, 01/01/2020	1,192,851
1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,102,590
500,000	San Bernardino, CA, Community College Dist GO 6.38%, 08/01/2026	539,690
500,000	San Buenaventura, CA, Rev 5.25%, 12/01/2017	511,840
60,000	San Diego, CA, Redev Agency, Centre City Sub Pkg 5.25%, 09/01/2026	60,220
1,120,000	San Francisco City & County, CA, Redev FA 6.50%, 08/01/2032	1,250,166
290,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	321,016
1,000,000	San Jose, CA, Redev Agency 6.50%, 08/01/2019	1,077,640

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 665,000	Santa Cruz County, CA, Redev Agency 6.63%, 09/01/2029	$754,655
	Santa Margarita, CA, Water Dist Special Tax
500,000	5.00%, 09/01/2024	558,015
500,000	5.00%, 09/01/2025	555,810
970,000	5.00%, 09/01/2028	1,078,359
500,000	Southern California State Public Power Auth 5.00%, 07/01/2023	533,525
215,000	Temecula, CA, Redev Agency Tax Allocation Rev 5.63%, 12/15/2038	217,318
1,000,000	Tuolumne, CA, Wind Proj Auth Rev 5.88%, 01/01/2029	1,089,850
1,250,000	Ventura County, CA, Certificates of Participation 5.63%, 08/15/2027	1,386,937
1,000,000	Washington Township, CA, Health Care Dist Rev 6.00%, 07/01/2029	1,070,930

		22,450,221

	Colorado - 0.8%
750,000	Denver, CO, Convention Center Hotel Auth. 5.00%, 12/01/2027	840,690
600,000	University of Colorado Enterprise Rev 5.75%, 06/01/2028	661,890

		1,502,580

	Connecticut - 2.6%
1,500,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	1,712,235
950,000	City of Hartford, CT, GO 5.00%, 07/01/2027	1,034,236
1,000,000	City of New Haven, CT, GO 5.00%, 11/01/2017	1,026,920
750,000	State of Connecticut, GO 5.00%, 05/15/2025	871,200

		4,644,591

	District of Columbia - 2.4%
3,000,000	District of Columbia University Rev 5.25%, 04/01/2034(2)	3,204,330
1,035,000	Metropolitan Washington, DC, Airport Auth System Rev 5.00%, 10/01/2022	1,184,878

		4,389,208

	Florida - 5.7%
	Broward County, FL, Airport System Rev
145,000	5.00%, 10/01/2019	156,883
265,000	5.00%, 10/01/2020	293,122
285,000	5.00%, 10/01/2021	320,294
	City of Port State Lucie, FL
590,000	4.00%, 07/01/2028	612,509
585,000	4.00%, 07/01/2029	603,053
	Collier County, FL, Industrial Development Auth
500,000	6.50%, 05/15/2020(1)	500,945
500,000	7.00%, 05/15/2024(1)	545,575
1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,123,840
2,000,000	Jacksonville, FL, Econ Development Commission 6.25%, 09/01/2027(1)	2,034,240
190,000	Miami Beach, FL, Health Fac Auth 5.00%, 11/15/2020	208,552
530,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2027	592,434
625,000	Miami-Dade County, FL, Expressway Auth 5.00%, 07/01/2024	731,012
1,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027	1,165,970

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,000,000	Palm Beach County, FL, Health 6.80%, 06/01/2025	$1,127,650
360,000	River Bend Community Development Dist, FL, Capital Improvement Rev 7.13%, 11/01/2015(3)	46,440
190,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	189,789

		10,252,308

	Georgia - 1.2%
2,000,000	Atlanta, GA, Airport Passenger Fac Charge Rev 5.00%, 01/01/2023	2,192,920

	Hawaii - 0.6%
1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,131,990

	Illinois - 17.6%
	Chicago, IL, Board of Education
635,000	6.00%, 01/01/2020	671,551
150,000	6.00%, 04/01/2046	149,372
1,000,000	Chicago, IL, Midway International Airport 5.00%, 01/01/2036	1,093,120
	Chicago, IL, O’Hare International Airport Rev
825,000	5.00%, 01/01/2023	905,734
1,500,000	5.00%, 01/01/2026	1,647,720
2,670,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2025	2,967,545
100,000	Chicago, IL, Transit Auth 5.25%, 06/01/2022	103,753
	City of Chicago, IL, GO
785,000	4.00%, 01/01/2018	784,490
300,000	5.00%, 12/01/2023	298,950
1,000,000	5.50%, 01/01/2030	989,030
	City of Chicago, IL, Wastewater Transmission Rev
285,000	5.00%, 01/01/2028	311,633
715,000	5.00%, 01/01/2029	776,690
	City of Chicago, IL, Waterworks Rev
260,000	5.00%, 11/01/2017	260,790
1,205,000	5.00%, 11/01/2029	1,298,255
310,000	Cook County, IL, Community High School Dist No 212 Leyden 5.00%, 12/01/2027	347,671
885,000	Cook County, IL, GO 5.00%, 11/15/2027	987,138
1,498,000	Huntley, IL, Special Service No. 9 5.10%, 03/01/2028	1,502,659
	Illinois State FA Rev
1,000,000	5.00%, 10/01/2023	1,161,150
1,000,000	5.00%, 02/15/2027	1,070,010
335,000	5.00%, 11/15/2028	372,966
1,000,000	5.00%, 11/15/2031	1,097,950
1,000,000	5.00%, 11/15/2033	1,088,990
625,000	5.00%, 11/15/2034	677,131
	Illinois State GO
1,000,000	5.00%, 01/01/2022	1,037,210
2,000,000	5.25%, 01/01/2021	2,123,080
	Illinois State Toll Highway Auth
1,000,000	5.00%, 01/01/2027	1,127,190
1,000,000	5.00%, 01/01/2031	1,135,670
1,400,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2031	1,518,930
625,000	Kane McHenry Cook & DeKalb Counties, IL, USD 5.00%, 01/01/2027	712,906
1,000,000	Met Pier & Exposition Auth, IL, Rev 5.00%, 12/15/2035	1,029,540
1,000,000	Railsplitter, IL, Tobacco Settlement Auth 5.50%, 06/01/2023	1,125,790

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 500,000	Springfield, IL, Water Rev 5.25%, 03/01/2026	$520,790
1,000,000	State of Illinois 5.00%, 02/01/2026	1,032,750

		31,928,154

	Indiana - 0.6%
	University of Southern Indiana
820,000	5.00%, 10/01/2022	896,153
250,000	5.00%, 10/01/2023	273,013

		1,169,166

	Kentucky - 0.8%
230,000	Kentucky Public Transportation Inf Auth 5.00%, 07/01/2017	233,139
1,085,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	1,205,750

		1,438,889

	Louisiana - 1.8%
1,500,000	Louisana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	1,515,255
1,155,000	Louisiana State Local Gov’t Environmental Facs & Community DA Rev 6.00%, 11/15/2030	1,196,314
500,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2034	541,005

		3,252,574

	Massachusetts - 0.1%
200,000	Massachusetts School Building Auth. 5.00%, 11/15/2030	236,666

	Michigan - 2.2%
1,000,000	Great Lakes, MI, Water Auth. Water Supply System Rev. 5.00%, 07/01/2029	1,122,770
	Michigan Finance Auth
600,000	5.00%, 07/01/2018	624,996
335,000	5.00%, 07/01/2027	371,843
335,000	5.00%, 07/01/2028	370,302
350,000	5.00%, 07/01/2029	388,584
265,000	Michigan State Building Auth 5.00%, 04/15/2027	311,015
370,000	State of Michigan 5.00%, 03/15/2027	440,552
275,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	309,193

		3,939,255

	Minnesota - 0.1%
240,000	Duluth, MN, Independent School District No. 709 4.00%, 02/01/2027	259,387

	Missouri - 0.1%
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027(3)(4)	250,000

	Nevada - 0.2%
390,000	Las Vegas, NV, Special Improvement Dist 5.00%, 06/01/2028	398,857

	New Jersey - 1.5%
	New Jersey State Econ DA
480,000	4.88%, 09/15/2019	498,408
1,000,000	5.00%, 09/01/2021	1,052,240
1,060,000	New Jersey Transportation Trust Fund Auth 5.00%, 06/15/2021	1,094,196

		2,644,844

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	New York - 9.2%
$ 1,000,000	City of New York, NY 6.25%, 10/15/2028	$1,086,098
1,000,000	Metropolitan Transportation Auth, NY, Rev 5.25%, 11/15/2023	1,133,450
395,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	412,823
415,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	428,039
	New York State Dormitory Auth Rev
1,500,000	5.00%, 03/15/2030	1,757,310
4,500,000	5.00%, 03/15/2031	5,253,615
2,000,000	5.38%, 03/01/2029	2,154,520
765,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(1)	818,542
520,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	540,197
	Newburth, NY, GO
610,000	5.00%, 06/15/2017	617,064
645,000	5.00%, 06/15/2018	671,748
75,000	Syracuse, NY, Industrial Dev. Agcy. 5.00%, 01/01/2029	83,790
	Town of Oyster Bay, NY,
265,000	3.00%, 03/01/2021	270,724
155,000	4.00%, 11/01/2022	161,901
	Town of Oyster Bay, NY, GO
50,000	2.50%, 03/15/2018	49,381
175,000	3.00%, 08/15/2017	174,538
445,000	TSASC, Inc., NY 5.00%, 06/01/2026	511,848
575,000	Ulster County, NY, Capital Resource Corp. Rev 0.00%, 09/15/2044(1)(5)	502,820

		16,628,408

	North Carolina - 0.2%
275,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027(6)	316,800

	Ohio - 2.6%
	City of Cleveland, OH, Airport System Rev
355,000	5.00%, 01/01/2022	400,319
325,000	5.00%, 01/01/2023	371,111
85,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	103,157
1,200,000	Cuyahoga, OH, Community College Dist 5.00%, 08/01/2027	1,329,612
2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,371,040
250,000	Ohio Air Quality Dev Auth Rev 3.13%, 07/01/2033(2)	110,508

		4,685,747

	Oklahoma - 1.3%
2,310,000	Norman, OK, Regional Hospital Auth Rev 5.25%, 09/01/2019	2,358,140

	Other U.S. Territories - 0.2%
380,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	391,453

	Pennsylvania - 5.3%
470,000	Beaver County, PA, Industrial Dev Auth Rev 2.70%, 04/01/2035(2)	207,195
1,000,000	Commonwealth FA, PA 5.00%, 06/01/2026	1,144,000
1,000,000	Montgomery County, PA, Higher Education and Health 5.00%, 10/01/2023	1,119,900
	Pennsylvania State Turnpike Commission Rev
200,000	5.00%, 12/01/2027	230,744

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 665,000	6.00%, 06/01/2028	$708,464
750,000	Pennsylvania State, GO 5.00%, 08/15/2023	865,785
1,000,000	Philadelphia, PA, GO 5.25%, 08/01/2019	1,088,650
365,000	Philadelphia, PA, School Dist GO 5.00%, 09/01/2023	400,734
200,000	Philadelphia, PA, School Dist GO 5.25%, 09/01/2023	213,402
	Pittsburgh, PA, School Dist GO
1,570,000	5.00%, 09/01/2021	1,780,192
750,000	5.00%, 09/01/2023	844,447
1,000,000	Susquehanna Area, PA, Regional Airport Auth 5.00%, 01/01/2018	1,022,000

		9,625,513

	Rhode Island - 2.0%
1,410,000	Cranston, RI, GO 5.00%, 07/01/2018	1,484,730
	Rhode Island Health & Educational Bldg Corp.
1,215,000	5.00%, 05/15/2018	1,266,443
800,000	5.00%, 05/15/2027	915,912

		3,667,085

	South Carolina - 0.6%
1,000,000	South Carolina St Jobs-Econ DA Rev 5.25%, 08/01/2024	1,115,010

	South Dakota - 0.3%
415,000	South Dakota State Health & Educational FA 5.00%, 11/01/2029	464,049

	Texas - 10.6%
595,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2026(6)	697,977
2,250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	2,625,457
1,050,000	Clifton, TX, Higher Education Finance Corp. 4.00%, 08/15/2030	1,104,422
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,163,330
750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2023	824,213
1,500,000	Grapevine-Colleyville Independent School Dist GO, TX 5.00%, 08/15/2027	1,778,955
250,000	Harris County - Houston, TX 5.00%, 11/15/2032	274,273
2,000,000	Houston, TX, Utility System Rev 6.00%, 11/15/2036	2,211,873
1,580,000	La Joya Independent School Dist 5.00%, 02/15/2025	1,841,063
1,000,000	New Hope, TX, Cultural Education Facilities Finance Corp. 5.00%, 11/01/2031	1,040,630
	North Texas Tollway Auth Rev
1,000,000	5.00%, 01/01/2030	1,123,970
370,000	6.00%, 01/01/2025	385,832
325,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	377,598
	Tarrant County, TX, Cultural Education Fac
405,000	3.88%, 11/15/2020	405,279
550,000	5.00%, 10/01/2034	570,873
1,000,000	6.25%, 11/15/2029	1,088,630
1,000,000	Texas State Municipal Gas Acquisition & Supply Corp. 5.25%, 12/15/2017	1,033,390
550,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	594,374

		19,142,139

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Vermont - 0.3%
$ 600,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(1)(2)		$598,422

	Virginia - 0.3%
500,000	Virginia State Resources Auth Infrastructure 5.00%, 11/01/2024		532,990

	Washington - 3.2%
2,285,000	FYI Properties, WA, Lease Rev 5.50%, 06/01/2034		2,488,319
	Washington State Health Care Fac Auth Rev
590,000	5.00%, 01/01/2026		682,831
1,820,000	5.00%, 03/01/2029		2,054,289
550,000	Washington State Housing Finance Commission 6.50%, 07/01/2030(1)		545,110

			5,770,549

	Wisconsin - 2.3%
1,705,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2024		1,927,537
	Wisconsin State
125,000	5.75%, 05/01/2033		136,625
865,000	6.00%, 05/01/2036		956,249
1,000,000	Wisconsin State Health & Educational Fac Auth Rev 5.00%, 11/15/2027		1,147,590

			4,168,001

	Total Municipal Bonds (cost $164,123,375)		166,201,969

	Total Long-Term Investments (cost $164,123,375)		166,201,969

Short-Term Investments - 7.2%
	Other Investment Pools & Funds - 7.2%
13,073,209	Morgan Stanley Institutional Liquidity Funds, Institutional Class		13,073,209

	Total Short-Term Investments (cost $13,073,209)		13,073,209

	Total Investments (cost $177,196,584)^	99.0%	$179,275,178
	Other Assets and Liabilities	1.0%	1,876,897

	Total Net Assets	100.0%	$181,152,075

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,004,119
Unrealized Depreciation	(2,925,525)

Net Unrealized Appreciation	$2,078,594

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $5,736,669, which represents 3.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(4)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$1,000,000	Stone Canyon, MO, Community Improvement Dist Rev	$990,337

At January 31, 2017, the aggregate value of these securities was $250,000, which represents 0.1% of total net assets.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,040,744 at January 31, 2017.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.15% Fixed	CPURNSA	USD	3,600,000	01/15/20	$—	$—	$90,189	$90,189
BCLY	1.18% Fixed	CPURNSA	USD	7,550,000	01/15/19	—	—	132,010	132,010
BCLY	1.28% Fixed	CPURNSA	USD	3,700,000	01/15/20	—	—	93,520	93,520
BCLY	1.53% Fixed	CPURNSA	USD	3,335,000	03/03/17	—	—	(7,543)	(7,543)
BCLY	1.54% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	242,821	242,821
BCLY	1.67% Fixed	CPURNSA	USD	5,750,000	03/08/26	—	—	323,525	323,525
BCLY	2.29% Fixed	CPURNSA	USD	6,592,000	01/15/22	—	—	1,415	1,415
BNP	1.07% Fixed	CPURNSA	USD	6,275,000	02/03/17	—	—	5,972	5,972
BNP	1.53% Fixed	CPURNSA	USD	5,425,000	01/15/18	—	—	(74,420)	(74,420)
BNP	1.59% Fixed	CPURNSA	USD	22,263,000	07/15/21	—	—	752,798	752,798
BNP	1.69% Fixed	CPURNSA	USD	4,850,000	01/15/23	—	—	197,158	197,158
BOA	1.62% Fixed	CPURNSA	USD	8,639,000	07/15/21	—	—	281,824	281,824
BOA	2.12% Fixed	CPURNSA	USD	7,429,000	01/15/24	—	—	62,024	62,024
BOA	2.45% Fixed	CPURNSA	USD	7,800,000	03/22/17	—	—	(470,454)	(470,454)
CBK	2.03% Fixed	CPURNSA	USD	1,185,000	06/01/25	—	—	16,177	16,177
CBK	2.26% Fixed	CPURNSA	USD	2,098,000	02/15/42	—	—	36,086	36,086
CBK	2.33% Fixed	CPURNSA	USD	525,000	04/15/18	—	—	(25,053)	(25,053)
CBK	2.45% Fixed	CPURNSA	USD	950,000	11/07/34	—	—	(41,392)	(41,392)
DEUT	1.23% Fixed	CPURNSA	USD	7,450,000	11/12/19	—	—	169,550	169,550
DEUT	1.46% Fixed	CPURNSA	USD	6,785,000	03/02/17	—	—	(7,062)	(7,062)
DEUT	1.48% Fixed	CPURNSA	USD	3,155,000	03/02/17	—	—	(4,405)	(4,405)
DEUT	1.48% Fixed	CPURNSA	USD	2,300,000	07/15/23	—	—	96,920	96,920
DEUT	1.53% Fixed	CPURNSA	USD	1,850,000	12/11/24	—	—	84,556	84,556
DEUT	1.55% Fixed	CPURNSA	USD	5,020,000	09/02/20	—	—	114,624	114,624
DEUT	1.68% Fixed	CPURNSA	USD	1,985,000	08/04/25	—	—	95,243	95,243
DEUT	1.70% Fixed	CPURNSA	USD	1,475,000	12/02/24	—	—	67,758	67,758
JPM	1.76% Fixed	CPURNSA	USD	12,288,000	07/15/23	—	—	537,923	537,923
JPM	1.80% Fixed	CPURNSA	USD	5,080,000	11/03/25	—	—	195,344	195,344
JPM	2.33% Fixed	CPURNSA	USD	7,000,000	09/30/21	—	—	(420,113)	(420,113)
JPM	2.75% Fixed	CPURNSA	USD	1,075,000	03/03/21	—	—	(109,277)	(109,277)
MSC	1.44% Fixed	CPURNSA	USD	1,525,000	08/09/23	—	—	72,061	72,061

Total						$—	$—	$2,509,779	$2,509,779

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
OTC	Over-the-Counter

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
Rev	Revenue
USD	United School District

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$166,201,969	$—	$166,201,969	$—
Short-Term Investments	13,073,209	13,073,209	—	—
Swaps - Interest Rate(2)	3,669,498	—	3,669,498	—

Total	$182,944,676	$13,073,209	$169,871,467	$—

Liabilities
Swaps - Interest Rate(2)	$(1,159,719)	$—	$(1,159,719)	$—

Total	$(1,159,719)	$—	$(1,159,719)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Small Cap Growth Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Automobiles & Components - 1.9%
22,500	American Axle & Manufacturing Holdings, Inc.*	$459,000
15,297	Cooper Tire & Rubber Co.	554,516
8,454	Cooper-Standard Holding, Inc.*	890,037
5,706	LCI Industries	626,234
165,076	Tenneco, Inc.*	11,134,376
47,414	Visteon Corp.*	4,246,872

		17,911,035

	Banks - 4.5%
16,800	Enterprise Financial Services Corp.	699,720
33,383	Essent Group Ltd.*	1,154,050
79,242	FCB Financial Holdings, Inc. Class A*	3,720,412
91,774	First Hawaiian, Inc.	3,027,624
244,505	First Merchants Corp.	9,371,877
104,151	Great Western Bancorp, Inc.	4,452,455
65,152	IBERIABANK Corp.	5,352,237
372,658	MGIC Investment Corp.*	3,968,808
94,010	Sandy Spring Bancorp, Inc.	3,851,590
244,084	Sterling Bancorp	5,821,403

		41,420,176

	Capital Goods - 10.3%
190,670	AAON, Inc.	6,473,247
19,743	Aegion Corp.*	459,222
165,266	Altra Industrial Motion Corp.	6,164,422
76,441	American Woodmark Corp.*	5,442,599
11,348	Argan, Inc.	836,915
107,292	Armstrong World Industries, Inc.*	4,286,315
126,430	Astronics Corp.*	4,148,168
106,600	AZZ, Inc.	6,348,030
8,800	Caesarstone Ltd.*	267,080
49,625	Continental Building Products, Inc.*	1,153,781
7,434	Encore Wire Corp.	314,087
53,295	Energy Recovery, Inc.*	545,741
7,400	EnerSys	576,830
55,766	Esterline Technologies Corp.*	4,776,358
173,036	Generac Holdings, Inc.*	6,966,429
20,906	Gibraltar Industries, Inc.*	917,773
21,700	Global Brass & Copper Holdings, Inc.	719,355
12,100	Greenbrier Cos., Inc.	529,375
70,785	Heico Corp. Class A	4,693,046
13,136	Hyster-Yale Materials Handling, Inc.	808,127
18,065	Insteel Industries, Inc.	669,128
90,817	ITT, Inc.	3,711,691
44,800	JELD-WEN Holding, Inc.*	1,212,736
19,822	Lennox International, Inc.	3,108,288
11,768	Lydall, Inc.*	717,848
146,013	Manitowoc Foodservice, Inc.*	2,800,529
39,301	MasTec, Inc.*	1,463,962
106,966	Meritor, Inc.*	1,543,519
51,275	MRC Global, Inc.*	1,053,701
23,219	Navistar International Corp.*	633,182
98,450	Rexnord Corp.*	2,174,761
99,886	SiteOne Landscape Supply, Inc.*	3,837,620
62,204	TASER International, Inc.*	1,553,856
56,040	Teledyne Technologies, Inc.*	6,885,635
63,373	Toro Co.	3,734,571
35,711	Trex Co., Inc.*	2,418,706
11,296	Universal Forest Products, Inc.	1,148,916
17,998	Wabash National Corp.	317,665

		95,413,214

	Commercial & Professional Services - 4.4%
29,346	Brink’s Co.	1,305,897

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

109,758	Deluxe Corp.	$7,995,870
103,463	Exponent, Inc.	6,006,027
65,346	GP Strategies Corp.*	1,679,392
29,730	Herman Miller, Inc.	927,576
6,768	HNI Corp.	341,175
101,235	Huron Consulting Group, Inc.*	4,585,946
14,792	Insperity, Inc.	1,057,628
154,535	On Assignment, Inc.*	6,997,345
18,771	Quad/Graphics, Inc.	491,613
59,623	RPX Corp.*	647,506
21,970	Steelcase, Inc. Class A	369,096
41,101	TriNet Group, Inc.*	1,045,198
104,383	WageWorks, Inc.*	7,531,233

		40,981,502

	Consumer Durables & Apparel - 3.9%
21,437	American Outdoor Brands Corp.*	456,608
30,400	Callaway Golf Co.	344,432
60,356	Carter’s, Inc.	5,054,815
2,921	Helen of Troy Ltd.*	272,529
13,630	iRobot Corp.*	825,433
332,651	Kate Spade & Co.*	6,157,370
23,858	La-Z-Boy, Inc.	682,339
46,211	Oxford Industries, Inc.	2,542,529
201,653	Steven Madden Ltd.*	7,098,185
9,234	Sturm Ruger & Co., Inc.	487,093
173,060	TopBuild Corp.*	6,422,257
84,443	Vista Outdoor, Inc.*	2,432,803
142,887	Wolverine World Wide, Inc.	3,356,416

		36,132,809

	Consumer Services - 5.0%
23,700	American Public Education, Inc.*	575,910
6,236	BJ’s Restaurants, Inc.*	221,690
359,586	Bloomin’ Brands, Inc.	6,152,516
2,433	Buffalo Wild Wings, Inc.*	367,383
21,391	Capella Education Co.	1,828,930
22,652	Cheesecake Factory, Inc.	1,365,010
7,363	Dave & Buster’s Entertainment, Inc.*	400,989
15,532	DeVry Education Group, Inc.	520,322
13,130	Domino’s Pizza, Inc.	2,291,710
119,332	Dunkin’ Brands Group, Inc.	6,189,751
15,815	Grand Canyon Education, Inc.*	932,769
350,509	La Quinta Holdings, Inc.*	4,952,692
78,729	Marriott Vacations Worldwide Corp.	6,808,484
57,366	Papa John’s International, Inc.	4,888,731
61,112	Scientific Games Corp. Class A*	1,038,904
23,364	Sotheby’s*	927,784
10,562	Strayer Education, Inc.*	855,522
11,195	Texas Roadhouse, Inc.	522,135
178,453	Wingstop, Inc.	5,080,557

		45,921,789

	Diversified Financials - 1.4%
27,700	BGC Partners, Inc. Class A	306,639
121,515	Evercore Partners, Inc. Class A	9,411,337
10,890	Green Dot Corp. Class A*	291,852
78,614	KCG Holdings, Inc. Class A*	1,098,238
76,369	OneMain Holdings, Inc.*	1,709,138

		12,817,204

	Energy - 2.0%
49,611	Bill Barrett Corp.*	324,952
10,166	Carrizo Oil & Gas, Inc.*	359,470
61,750	PDC Energy, Inc.*	4,565,795
62,277	Pioneer Energy Services Corp.*	392,345
83,800	Resolute Energy Corp.*	3,853,962

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

15,558	REX American Resources Corp.*	$1,291,781
88,131	RSP Permian, Inc.*	3,750,855
93,000	Sanchez Energy Corp.*	1,233,180
216,900	WildHorse Resource Development Corp.*	3,151,557

		18,923,897

	Food & Staples Retailing - 1.4%
52,758	Casey’s General Stores, Inc.	6,061,894
6,470	Ingles Markets, Inc. Class A	292,768
76,150	PriceSmart, Inc.	6,449,905

		12,804,567

	Food, Beverage & Tobacco - 1.6%
6,245	Calavo Growers, Inc.	345,348
16,136	Fresh Del Monte Produce, Inc.	923,786
173,413	Hostess Brands, Inc.*	2,478,072
15,191	National Beverage Corp.	762,436
53,528	Pilgrim’s Pride Corp.	1,024,526
39,863	Post Holdings, Inc.*	3,335,736
8,073	Sanderson Farms, Inc.	734,643
63,692	TreeHouse Foods, Inc.*	4,832,949

		14,437,496

	Health Care Equipment & Services - 9.2%
79,025	Acadia Healthcare Co., Inc.*	3,032,189
120,773	Anika Therapeutics, Inc.*	6,103,867
11,968	Atrion Corp.	5,847,565
123,832	Cardiovascular Systems, Inc.*	3,058,650
3,255	Chemed Corp.	540,623
107,336	Cynosure, Inc. Class A*	5,731,742
20,362	Glaukos Corp.*	839,322
249,399	Globus Medical, Inc. Class A*	6,574,158
30,012	HealthEquity, Inc.*	1,388,055
73,826	HMS Holdings Corp.*	1,340,680
45,011	ICU Medical, Inc.*	6,171,008
6,400	Inogen, Inc.*	411,968
115,440	Integra LifeSciences Holdings Corp.*	4,817,311
15,200	Magellan Health, Inc.*	1,139,240
38,138	Masimo Corp.*	2,806,194
11,170	Medidata Solutions, Inc.*	553,362
19,600	Meridian Bioscience, Inc.	256,760
173,539	Natus Medical, Inc.*	6,776,698
124,774	Omnicell, Inc.*	4,479,387
28,304	Orthofix International N.V.*	1,017,246
48,600	Triple-S Management Corp. Class B*	928,746
71,346	U.S. Physical Therapy, Inc.	5,004,922
145,555	Vascular Solutions, Inc.*	8,143,802
57,926	WellCare Health Plans, Inc.*	8,430,550

		85,394,045

	Household & Personal Products - 0.1%
15,413	Medifast, Inc.	649,966
12,800	Usana Health Sciences, Inc.*	797,440

		1,447,406

	Insurance - 1.7%
59,533	Ambac Financial Group, Inc.*	1,245,430
98,289	AMERISAFE, Inc.	6,197,121
47,625	Greenlight Capital Re Ltd. Class A*	1,076,325
117,927	James River Group Holdings Ltd.	4,675,806
48,546	Maiden Holdings Ltd.	861,692
24,935	MBIA, Inc.*	254,337
3,760	Primerica, Inc.	283,692
31,731	Universal Insurance Holdings, Inc.	829,766

		15,424,169

	Materials - 4.1%
200,021	Boise Cascade Co.*	4,960,521

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

59,899	Chemours Co.	$1,582,532
22,779	Clearwater Paper Corp.*	1,432,799
65,300	Cliffs Natural Resources, Inc.*	572,681
23,262	Coeur Mining, Inc.*	271,002
496,990	Graphic Packaging Holding Co.	6,217,345
15,526	Headwaters, Inc.*	359,737
4,042	Innospec, Inc.	288,397
18,643	KapStone Paper & Packaging Corp.	447,059
23,600	Koppers Holdings, Inc.*	954,620
166,562	Louisiana-Pacific Corp.*	3,186,331
421,637	OMNOVA Solutions, Inc.*	3,836,897
205,173	PolyOne Corp.	6,998,451
28,800	Rayonier Advanced Materials, Inc.	390,816
17,873	Stepan Co.	1,396,060
114,427	Summit Materials, Inc. Class A*	2,872,118
22,806	Trinseo S.A.	1,476,688
16,993	Worthington Industries, Inc.	812,095

		38,056,149

	Media - 0.1%
13,162	MSG Networks, Inc. Class A*	305,358
26,460	New Media Investment Group, Inc.	403,251

		708,609

	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
115,956	Aerie Pharmaceuticals, Inc.*	5,090,468
40,606	Agios Pharmaceuticals, Inc.*	1,747,276
170,650	Alder Biopharmaceuticals, Inc.*	3,506,858
52,198	AMAG Pharmaceuticals, Inc.*	1,257,972
257,510	Amicus Therapeutics, Inc.*	1,416,305
291,140	Aratana Therapeutics, Inc.*	2,326,209
191,500	ARIAD Pharmaceuticals, Inc.*	4,561,530
33,692	Array BioPharma, Inc.*	366,232
27,192	BioSpecifics Technologies Corp.*	1,394,678
53,753	Bluebird Bio, Inc.*	4,004,599
15,027	Cambrex Corp.*	788,166
131,775	Coherus Biosciences, Inc.*	3,676,523
30,600	Depomed, Inc.*	553,554
29,566	Emergent Biosolutions, Inc.*	894,963
151,757	Exelixis, Inc.*	2,749,837
23,868	FibroGen, Inc.*	540,610
136,866	Five Prime Therapeutics, Inc.*	6,269,831
147,230	Flexion Therapeutics, Inc.*	2,856,262
123,760	GlycoMimetics, Inc.*	704,194
21,649	Horizon Pharma plc*	354,394
22,829	Impax Laboratories, Inc.*	300,201
65,669	INC Research Holdings, Inc. Class A*	3,480,457
25,334	Innoviva, Inc.*	268,540
196,789	Intersect ENT, Inc.*	2,656,652
90,471	Ionis Pharmaceuticals, Inc.*	4,025,959
147,290	Ironwood Pharmaceuticals, Inc.*	2,118,030
18,100	Jounce Therapeutics, Inc.*	300,098
99,704	Lexicon Pharmaceuticals, Inc.*	1,428,758
46,671	Luminex Corp.*	943,688
135,430	Medicines Co.*	4,882,251
15,891	Myriad Genetics, Inc.*	257,116
83,184	Neurocrine Biosciences, Inc.*	3,569,425
191,387	Otonomy, Inc.*	2,803,820
7,185	Pacira Pharmaceuticals, Inc.*	276,263
10,988	PAREXEL International Corp.*	778,939
525,265	PDL BioPharma, Inc.	1,155,583
132,010	Portola Pharmaceuticals, Inc.*	3,597,273
33,489	PRA Health Sciences, Inc.*	1,962,121
29,050	Prestige Brands Holdings, Inc.*	1,532,678
123,399	PTC Therapeutics, Inc.*	1,616,527
5,312	Puma Biotechnology, Inc.*	172,109
61,600	Seres Therapeutics, Inc.*	609,224

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

63,895	Supernus Pharmaceuticals, Inc.*	$1,728,360
48,275	TESARO, Inc.*	7,861,101
20,844	Trevena, Inc.*	145,491
65,886	Ultragenyx Pharmaceutical, Inc.*	4,942,109
38,218	Vanda Pharmaceuticals, Inc.*	540,785

		99,014,019

	Real Estate - 3.4%
68,046	CareTrust, Inc. REIT	1,031,577
104,625	Coresite Realty Corp. REIT	9,011,351
12,333	Gramercy Property Trust REIT	324,851
189,968	HFF, Inc. Class A REIT	5,638,250
169,011	LaSalle Hotel Properties REIT	5,099,062
25,800	Medical Properties Trust, Inc. REIT	328,950
90,073	Pennsylvania REIT	1,613,208
15,880	Physicians Realty Trust REIT	294,574
25,700	RLJ Lodging Trust REIT	596,497
14,100	Sabra Healthcare, Inc. REIT	358,140
14,503	STAG Industrial, Inc. REIT	335,599
353,904	Sunstone Hotel Investors, Inc. REIT	5,209,467
9,407	Urban Edge Properties REIT	263,114
166,069	Washington Prime Group, Inc. REIT	1,602,566

		31,707,206

	Retailing - 4.5%
40,596	American Eagle Outfitters, Inc.	613,406
14,009	Big Lots, Inc.	700,450
20,884	Buckle, Inc.	441,697
51,295	Burlington Stores, Inc.*	4,293,392
7,741	Cato Corp. Class A	196,544
63,023	Chico’s FAS, Inc.	850,180
15,800	Children’s Place, Inc.	1,532,600
146,082	Core-Mark Holding Co., Inc.	5,102,644
26,267	Finish Line, Inc. Class A	451,792
125,856	Five Below, Inc.*	5,015,362
55,346	Francescas Holding Corp.*	965,234
88,321	HSN, Inc.	3,113,315
152,428	Michaels Cos., Inc.*	2,998,259
92,935	Monro Muffler Brake, Inc.	5,566,806
23,518	Overstock.com, Inc.*	390,399
20,947	PetMed Express, Inc.	443,867
43,498	Pier 1 Imports, Inc.	316,230
47,800	Select Comfort Corp.*	964,604
23,900	Shutterfly, Inc.*	1,226,787
30,053	Tailored Brands, Inc.	638,626
36,786	Tile Shop Holdings, Inc.*	702,613
121,108	Wayfair, Inc. Class A*	5,033,248

		41,558,055

	Semiconductors & Semiconductor Equipment - 5.0%
45,571	Advanced Energy Industries, Inc.*	2,681,398
80,930	Advanced Micro Devices, Inc.*	839,244
21,357	Ambarella, Inc.*	1,059,521
89,653	Amkor Technology, Inc.*	843,635
101,563	Cirrus Logic, Inc.*	6,126,280
34,368	Inphi Corp.*	1,574,742
302,406	Integrated Device Technology, Inc.*	7,617,607
75,647	Kulicke & Soffa Industries, Inc.*	1,329,874
108,688	MACOM Technology Solutions Holdings, Inc.*	5,168,114
239,616	MaxLinear, Inc. Class A*	6,129,377
149,853	MKS Instruments, Inc.	9,875,313
4,934	Synaptics, Inc.*	278,179
57,843	Tessera Holding Corp.	2,614,503

		46,137,787

	Software & Services - 17.1%
103,236	Aspen Technology, Inc.*	5,482,864

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

55,618	Barracuda Networks, Inc.*	$1,306,467
84,814	Blackbaud, Inc.	5,564,647
156,372	Blackhawk Network Holdings, Inc.*	5,582,480
83,256	Bottomline Technologies de, Inc.*	2,141,344
90,268	BroadSoft, Inc.*	3,791,256
44,150	CACI International, Inc. Class A*	5,421,620
232,719	Cardtronics plc Class A*	12,701,803
58,744	Cass Information Systems, Inc.	3,863,593
5,054	CommVault Systems, Inc.*	248,151
66,110	comScore, Inc.*	2,217,990
55,885	Convergys Corp.	1,387,066
39,058	CSG Systems International, Inc.	1,890,407
220,213	Envestnet, Inc.*	8,324,051
36,762	EPAM Systems, Inc.*	2,366,002
121,226	Exlservice Holdings, Inc.*	5,570,335
60,424	Fair Isaac Corp.	7,450,279
288,958	Five9, Inc.*	4,467,291
15,072	Gigamon, Inc.*	499,637
160,023	GrubHub, Inc.*	6,648,956
72,867	Guidewire Software, Inc.*	3,813,130
101,920	HubSpot, Inc.*	5,228,496
137,481	j2 Global, Inc.	11,522,283
11,926	LogMeIn, Inc.	1,289,201
12,401	Manhattan Associates, Inc.*	635,675
100,977	MAXIMUS, Inc.	5,567,872
10,500	New Relic, Inc. PIPE*	380,100
11,765	NIC, Inc.	283,536
11,406	Paycom Software, Inc.*	527,413
127,031	Pegasystems, Inc.	4,928,803
4,573	Proofpoint, Inc.*	366,572
91,591	PTC, Inc.*	4,814,939
70,113	Q2 Holdings, Inc.*	2,226,088
15,432	Science Applications International Corp.	1,256,473
27,773	Shutterstock, Inc.*	1,494,187
57,955	Sykes Enterprises, Inc.*	1,618,683
117,371	Take-Two Interactive Software, Inc.*	6,296,954
26,087	Tyler Technologies, Inc.*	3,809,224
52,249	WebMD Health Corp.*	2,606,703
60,990	WEX, Inc.*	6,972,987
25,977	Wix.com Ltd.*	1,365,091
168,630	Zendesk, Inc.*	4,035,316

		157,965,965

	Technology Hardware & Equipment - 3.5%
42,769	3D Systems Corp.*	705,261
199,672	Ciena Corp.*	4,860,017
45,626	ePlus, Inc.*	5,112,393
13,585	InterDigital, Inc.	1,268,839
59,516	Itron, Inc.*	3,672,137
16,356	Ixia*	318,124
21,637	Lumentum Holdings, Inc.*	821,124
7,739	NETGEAR, Inc.*	440,349
91,797	NetScout Systems, Inc.*	3,056,840
5,140	Plantronics, Inc.	290,821
72,561	Rogers Corp.*	5,801,252
31,373	Sanmina Corp.*	1,221,978
42,651	Ubiquiti Networks, Inc.*	2,661,423
106,497	Vishay Intertechnology, Inc.	1,767,850

		31,998,408

	Telecommunication Services - 0.7%
27,403	IDT Corp. Class B	526,138
316,559	ORBCOMM, Inc.*	2,586,287
419,510	Vonage Holdings Corp.*	2,974,326

		6,086,751

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Transportation - 2.4%
3,071	Alaska Air Group, Inc.		$288,121
5,145	Allegiant Travel Co.		884,940
204,377	Celadon Group, Inc.		1,553,265
65,448	Genesee & Wyoming, Inc. Class A*		4,932,162
43,000	Hawaiian Holdings, Inc.*		2,190,850
233,055	Knight Transportation, Inc.		7,784,037
132,726	Marten Transport Ltd.		3,032,789
48,213	Swift Transportation Co.*		1,100,703

			21,766,867

	Utilities - 0.1%
6,000	Southwest Gas Corp.		483,420

	Total Common Stocks (cost $772,711,376)		914,512,545

Warrants - 0.0%
	Diversified Financials - 0.0%
1,613	Emergent Capital, Inc. Expires 4/11/19*(1)		—

	Total Warrants (cost $—)		—

	Total Long-Term Investments (cost $772,711,376)		914,512,545

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
885,358	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		885,358
6,266,388	Morgan Stanley Institutional Liquidity Funds, Institutional Class		6,266,388

	Total Short-Term Investments (cost $7,151,746)		7,151,746

	Total Investments (cost $779,863,122)^	99.8%	$921,664,291
	Other Assets and Liabilities	0.2%	1,681,947

	Total Net Assets	100.0%	$923,346,238

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$192,753,701
Unrealized Depreciation	(50,952,532)

Net Unrealized Appreciation	$141,801,169

*	Non-income producing.
(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
04/2016	1,613	Emergent Capital, Inc. Warrants	$—

At January 31, 2017, the aggregate value of these securities was $0, which represents 0.0% of total net assets.

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$17,911,035	$17,911,035	$—	$—
Banks	41,420,176	41,420,176	—	—
Capital Goods	95,413,214	95,413,214	—	—
Commercial & Professional Services	40,981,502	40,981,502	—	—
Consumer Durables & Apparel	36,132,809	36,132,809	—	—
Consumer Services	45,921,789	45,921,789	—	—
Diversified Financials	12,817,204	12,817,204	—	—
Energy	18,923,897	18,923,897	—	—
Food & Staples Retailing	12,804,567	12,804,567	—	—
Food, Beverage & Tobacco	14,437,496	14,437,496	—	—
Health Care Equipment & Services	85,394,045	85,394,045	—	—
Household & Personal Products	1,447,406	1,447,406	—	—
Insurance	15,424,169	15,424,169	—	—
Materials	38,056,149	38,056,149	—	—
Media	708,609	708,609	—	—
Pharmaceuticals, Biotechnology & Life Sciences	99,014,019	99,014,019	—	—
Real Estate	31,707,206	31,707,206	—	—
Retailing	41,558,055	41,558,055	—	—
Semiconductors & Semiconductor Equipment	46,137,787	46,137,787	—	—
Software & Services	157,965,965	157,965,965	—	—
Technology Hardware & Equipment	31,998,408	31,998,408	—	—
Telecommunication Services	6,086,751	6,086,751	—	—
Transportation	21,766,867	21,766,867	—	—
Utilities	483,420	483,420	—	—
Warrants	—	—	—	—
Short-Term Investments	7,151,746	7,151,746	—	—

Total	$921,664,291	$921,664,291	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford Value Opportunities Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Automobiles & Components - 0.7%
26,200	Delphi Automotive plc	$1,835,572

	Banks - 11.0%
156,777	Citigroup, Inc.	8,752,860
23,944	M&T Bank Corp.	3,892,576
64,997	PNC Financial Services Group, Inc.	7,829,538
140,000	Wells Fargo & Co.	7,886,200

		28,361,174

	Capital Goods - 1.8%
33,283	Eaton Corp. plc	2,355,771
234,400	Sanwa Holdings Corp.	2,181,878

		4,537,649

	Commercial & Professional Services - 3.3%
73,200	Herman Miller, Inc.	2,283,840
94,777	IHS Markit Ltd.*	3,738,953
148,600	Steelcase, Inc. Class A	2,496,480

		8,519,273

	Consumer Durables & Apparel - 3.2%
11,360,000	Global Brands Group Holding Ltd.*	1,427,443
22,167	Ralph Lauren Corp.	1,960,228
60,300	Toll Brothers, Inc.*	1,891,008
59,900	VF Corp.	3,083,652

		8,362,331

	Consumer Services - 1.4%
56,068	Las Vegas Sands Corp.	2,948,055
44,500	Melco Crown Entertainment Ltd. ADR	749,380

		3,697,435

	Diversified Financials - 1.5%
51,468	Raymond James Financial, Inc.	3,856,497

	Energy - 11.1%
54,670	Anadarko Petroleum Corp.	3,801,205
21,600	Baker Hughes, Inc.	1,362,528
111,700	Cabot Oil & Gas Corp.	2,399,316
69,963	Canadian Natural Resources Ltd.	2,114,982
230,633	Cobalt International Energy, Inc.*	226,205
14,203	Diamondback Energy, Inc.*	1,493,730
84,456	Halliburton Co.	4,777,676
24,265	Helmerich & Payne, Inc.	1,726,697
21,400	Hess Corp.	1,159,452
85,378	HollyFrontier Corp.	2,473,401
68,372	Marathon Oil Corp.	1,145,231
13,410	Pioneer Natural Resources Co.	2,416,884
61,785	QEP Resources, Inc.*	1,077,530
131,518	Southwestern Energy Co.*	1,184,977
347,788	Trican Well Service Ltd.*	1,306,961

		28,666,775

	Food, Beverage & Tobacco - 2.5%
76,274	British American Tobacco plc	4,708,232
131,500	Hostess Brands, Inc.*	1,879,135

		6,587,367

	Health Care Equipment & Services - 2.9%
51,749	Envision Healthcare Corp.*	3,518,932
28,338	McKesson Corp.	3,943,233

		7,462,165

	Household & Personal Products - 1.2%
161,904	Coty, Inc. Class A	3,108,557

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Insurance - 11.5%
76,453	American International Group, Inc.	$4,912,870
82,794	Arthur J Gallagher & Co.	4,456,801
190,021	MetLife, Inc.	10,339,042
65,108	Principal Financial Group, Inc.	3,717,016
72,756	Unum Group	3,305,305
81,200	XL Group Ltd.	3,050,684

		29,781,718

	Materials - 6.2%
20,800	Bemis Co., Inc.	1,013,376
63,744	Celanese Corp. Series A	5,379,994
17,399	CF Industries Holdings, Inc.	614,011
132,980	Constellium N.V. Class A*	997,350
58,119	CRH plc	2,028,294
18,600	PPG Industries, Inc.	1,860,186
53,080	Reliance Steel & Aluminum Co.	4,227,822

		16,121,033

	Media - 2.2%
45,600	John Wiley & Sons, Inc. Class A	2,512,560
160,265	SES S.A.	3,116,312

		5,628,872

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
39,300	Alder Biopharmaceuticals, Inc.*	807,615
16,948	Allergan plc*	3,709,748
7,749	Biogen, Inc.*	2,148,333
73,872	Bristol-Myers Squibb Co.	3,631,548
18,700	Eli Lilly & Co.	1,440,461
120,107	Mylan N.V.*	4,570,071
4,250	Regeneron Pharmaceuticals, Inc.*	1,526,982
58,300	Teva Pharmaceutical Industries Ltd. ADR	1,948,969

		19,783,727

	Real Estate - 7.5%
51,686	American Tower Corp. REIT	5,349,501
127,361	Columbia Property Trust, Inc. REIT	2,833,782
202,400	Host Hotels & Resorts, Inc. REIT	3,657,368
10,100	Simon Property Group, Inc. REIT	1,856,077
174,800	STORE Capital Corp. REIT	4,135,768
21,000	Taubman Centers, Inc. REIT	1,487,640

		19,320,136

	Retailing - 0.2%
571,800	Allstar Co.*(1)(2)(3)	486,030

	Semiconductors & Semiconductor Equipment - 4.2%
86,900	QUALCOMM, Inc.	4,643,067
42,029	Silicon Motion Technology Corp. ADR	1,643,334
50,100	Skyworks Solutions, Inc.	4,596,174

		10,882,575

	Software & Services - 2.7%
3,343	Alphabet, Inc. Class A*	2,741,895
55,100	Envestnet, Inc.*	2,082,780
85,000	Genpact Ltd.*	2,097,800

		6,922,475

	Technology Hardware & Equipment - 4.7%
54,715	ARRIS International plc*	1,563,755
141,327	Cisco Systems, Inc.	4,341,565
1,590	Samsung Electronics Co., Ltd.	2,704,232
45,912	Western Digital Corp.	3,660,564

		12,270,116

	Telecommunication Services - 2.3%
49,200	Nippon Telegraph & Telephone Corp.	2,173,277

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

78,499	Verizon Communications, Inc.		$3,847,236

			6,020,513

	Transportation - 2.4%
49,188	Genesee & Wyoming, Inc. Class A*		3,706,808
25,500	J.B. Hunt Transport Services, Inc.		2,526,540

			6,233,348

	Utilities - 6.6%
126,946	Exelon Corp.		4,554,823
280,454	Iberdrola S.A.		1,771,385
6,232	Iberdrola S.A.*		39,362
95,641	OGE Energy Corp.		3,207,799
82,506	PG&E Corp.		5,106,296
24,300	Sempra Energy		2,488,077

			17,167,742

	Total Common Stocks (cost $247,877,045)		255,613,080

	Total Long-Term Investments (cost $247,877,045)		255,613,080

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
1,820,017	Morgan Stanley Institutional Liquidity Funds, Institutional Class		1,820,017

	Total Short-Term Investments (cost $1,820,017)		1,820,017

	Total Investments (cost $249,697,062)^	99.5%	$257,433,097
	Other Assets and Liabilities	0.5%	1,194,895

	Total Net Assets	100.0%	$258,627,992

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$29,894,401
Unrealized Depreciation	(22,158,366)

Net Unrealized Appreciation	$7,736,035

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At January 31, 2017, the aggregate value of this security was $486,030, which represents 0.2% of total net assets.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	571,800	Allstar Co.	$248,744

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

At January 31, 2017, the aggregate value of these securities was $486,030, which represents 0.2% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of this security was $486,030, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

EUR	Sell	03/15/17	MSC	$2,426,745	$2,456,265	$(29,520)
GBP	Buy	03/15/17	BCLY	1,492,830	1,519,884	27,054
GBP	Sell	03/15/17	BCLY	1,537,105	1,519,884	17,221
JPY	Sell	03/15/17	BCLY	1,841,527	1,920,226	(78,699)

Total						$(63,944)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,835,572	$1,835,572	$—	$—
Banks	28,361,174	28,361,174	—	—
Capital Goods	4,537,649	2,355,771	2,181,878	—
Commercial & Professional Services	8,519,273	8,519,273	—	—
Consumer Durables & Apparel	8,362,331	6,934,888	1,427,443	—
Consumer Services	3,697,435	3,697,435	—	—
Diversified Financials	3,856,497	3,856,497	—	—
Energy	28,666,775	28,666,775	—	—
Food, Beverage & Tobacco	6,587,367	1,879,135	4,708,232	—
Health Care Equipment & Services	7,462,165	7,462,165	—	—
Household & Personal Products	3,108,557	3,108,557	—	—
Insurance	29,781,718	29,781,718	—	—
Materials	16,121,033	14,092,739	2,028,294	—
Media	5,628,872	2,512,560	3,116,312	—
Pharmaceuticals, Biotechnology & Life Sciences	19,783,727	19,783,727	—	—
Real Estate	19,320,136	19,320,136	—	—
Retailing	486,030	—	—	486,030
Semiconductors & Semiconductor Equipment	10,882,575	10,882,575	—	—
Software & Services	6,922,475	6,922,475	—	—
Technology Hardware & Equipment	12,270,116	9,565,884	2,704,232	—
Telecommunication Services	6,020,513	3,847,236	2,173,277	—
Transportation	6,233,348	6,233,348	—	—
Utilities	17,167,742	15,396,357	1,771,385	—
Short-Term Investments	1,820,017	1,820,017	—	—
Foreign Currency Contracts(2)	44,275	—	44,275	—

Total	$257,477,372	$236,836,014	$20,155,328	$486,030

Liabilities
Foreign Currency Contracts(2)	$(108,219)	$—	$(108,219)	$—

Total	$(108,219)	$—	$(108,219)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 0.8%
	Argentina - 0.8%
$ 600,000	YPF S.A. 23.85%, 07/07/2020(1)(2)	$666,000

	Total Corporate Bonds (cost $600,000)	666,000

Foreign Government Obligations - 63.8%
	Argentina - 4.1%
ARS 540,000	Argentina Bonar Bonds 23.23%, 03/01/2020(2)	35,226
	Argentine Bonos del Tesoro
19,950,000	15.50%, 10/17/2026	1,357,806
3,200,000	16.00%, 10/17/2023	208,440
5,240,000	18.20%, 10/03/2021	349,885
$400,000	Argentine Republic Government International Bond 7.63%, 04/22/2046(3)	395,400
500,000	City of Buenos Aires Argentina 7.50%, 06/01/2027(3)	508,750
500,000	Provincia de Buenos Aire 7.88%, 06/15/2027(3)	498,100

		3,353,607

	Brazil - 10.0%
	Brazil Notas do Tesouro Nacional
BRL 2,600,000	10.00%, 01/01/2018	819,418
11,242,000	10.00%, 01/01/2023	3,443,638
9,805,000	10.00%, 01/01/2025	2,973,991
3,200,000	10.00%, 01/01/2027	963,560

		8,200,607

	Colombia - 2.2%
	Colombia Government International Bond
COP 480,000,000	7.75%, 04/14/2021	171,955
3,938,000,000	9.85%, 06/28/2027	1,658,876

		1,830,831

	Czech Republic - 4.5%
CZK 90,000,000	Czech Republic Government Bond 0.85%, 03/17/2018(3)	3,667,776

	Ecuador - 2.6%
	Ecuador Government International Bond
$ 1,750,000	7.95%, 06/20/2024(3)	1,732,500
370,000	10.75%, 03/28/2022(1)	415,325

		2,147,825

	Hungary - 4.3%
	Hungary Government Bond
HUF 625,340,000	2.50%, 06/22/2018	2,244,527
7,400,000	4.00%, 04/25/2018	26,947
10,000,000	5.50%, 12/20/2018	38,151
4,960,000	6.75%, 02/24/2017	17,340
337,960,000	6.75%, 11/24/2017	1,238,612

		3,565,577

	Indonesia - 4.7%
	Indonesia Treasury Bond
IDR 15,535,000,000	7.00%, 05/15/2027	1,109,934
13,600,000,000	8.38%, 09/15/2026	1,068,160
8,050,000,000	8.38%, 03/15/2034	613,434
9,440,000,000	8.75%, 05/15/2031	743,393
4,700,000,000	8.75%, 02/15/2044	365,729

		3,900,650

	Mexico - 7.5%
	Mexican Bonos
MXN 8,500,900	7.75%, 11/13/2042	396,580

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

MXN 26,499,100	8.50%, 11/18/2038	$1,332,127
14,550,000	10.00%, 12/05/2024	807,092
	Mexico Cetes
2,912,100	4.68%, 05/25/2017	136,854
50,087,900	5.09%, 05/25/2017	2,353,880
2,000,000	5.20%, 09/14/2017	92,063
8,298,800	5.34%, 09/14/2017	382,007
15,000,000	5.94%, 05/25/2017	704,925

		6,205,528

	Poland - 9.6%
	Poland Government Bond
PLN 18,340,000	2.50%, 07/25/2018	4,623,125
12,900,000	4.75%, 04/25/2017	3,244,730

		7,867,855

	Russia - 5.1%
	Russian Federal Bond - OFZ
RUB 54,850,000	7.00%, 08/16/2023	869,047
28,000,000	7.05%, 01/19/2028	430,089
46,600,000	7.60%, 04/14/2021	764,595
12,000,000	7.60%, 07/20/2022	196,779
46,841,000	7.75%, 09/16/2026	758,832
71,659,000	8.15%, 02/03/2027	1,203,153

		4,222,495

	Singapore - 4.3%
	Singapore Government Bond
SGD 4,180,000	0.50%, 04/01/2018	2,947,518
390,000	1.38%, 10/01/2017	277,609
390,000	2.38%, 04/01/2017	277,415

		3,502,542

	South Africa - 4.9%
	South Africa Government Bond
ZAR 5,750,000	6.50%, 02/28/2041	305,413
10,908,808	8.25%, 03/31/2032	736,362
7,590,000	8.50%, 01/31/2037	510,913
4,210,000	8.75%, 01/31/2044	287,062
26,950,000	10.50%, 12/21/2026	2,218,000

		4,057,750

	Total Foreign Government Obligations (cost $51,069,597)	52,523,043

	Total Long-Term Investments (cost $51,669,597)	53,189,043
Short-Term Investments - 35.4%
	Other Investment Pools & Funds - 3.1%
2,570,088	Morgan Stanley Treasury Securities Portfolio, Institutional Class	2,570,088

	U.S. Treasury - 32.3%
	U.S. Treasury Bills- 32.3%
1,650,000	0.38%, 03/09/2017(4)	1,649,373
2,000,000	0.39%, 03/30/2017(4)	1,998,762
1,826,600	0.41%, 03/02/2017(4)	1,825,978
773,400	0.42%, 03/02/2017(4)	773,135
2,000,000	0.44%, 03/23/2017(4)	1,998,767
2,800,000	0.46%, 03/09/2017(4)	2,798,690
6,500,000	0.47%, 03/16/2017(4)	6,496,351
2,000,000	0.49%, 03/30/2017(4)	1,998,461
3,500,000	0.52%, 04/06/2017(4)	3,497,091
3,500,000	0.54%, 06/29/2017(4)	3,492,374

		26,528,982

	Total Short-Term Investments (cost $29,098,774)	29,099,070

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $80,768,371)^	100.0%	$82,288,113
Other Assets and Liabilities	0.0%	(37,516)

Total Net Assets	100.0%	$82,250,597

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,317,434
Unrealized Depreciation	(797,692)

Net Unrealized Appreciation	$1,519,742

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $1,081,325, which represents 1.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $6,802,526, which represents 8.3% of total net assets.
(4)	The rate shown represents current yield to maturity.

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

BRL	Buy	02/02/17	CSFB	$809,969	$824,641	$14,672
BRL	Buy	02/02/17	CBK	818,898	824,642	5,744
BRL	Buy	02/02/17	BCLY	119,497	120,525	1,028
BRL	Sell	02/02/17	CBK	407,101	421,835	(14,734)
BRL	Sell	02/02/17	UBS	1,281,665	1,347,972	(66,307)
BRL	Sell	03/09/17	GSC	1,860,358	2,036,624	(176,266)
BRL	Sell	08/02/17	BCLY	114,337	115,459	(1,122)
CLP	Buy	03/07/17	BNP	810,567	830,573	20,006
CLP	Buy	03/14/17	BNP	1,197,053	1,199,157	2,104
CLP	Buy	07/25/17	JPM	803,517	807,947	4,430
COP	Buy	02/15/17	BNP	516,087	545,625	29,538
COP	Buy	03/13/17	JPM	810,544	834,960	24,416
COP	Buy	04/10/17	CBK	804,559	811,062	6,503
COP	Buy	07/25/17	CBK	486,251	482,297	(3,954)
COP	Sell	02/15/17	GSC	512,328	545,625	(33,297)
CZK	Buy	02/14/17	CBK	1,225,269	1,239,179	13,910
CZK	Sell	02/14/17	SCB	3,321,337	3,277,828	43,509
CZK	Sell	02/15/17	SSG	818,470	819,496	(1,026)
CZK	Sell	02/28/17	CBK	766,437	779,077	(12,640)
HUF	Buy	02/10/17	SCB	528,033	529,464	1,431
HUF	Buy	02/10/17	SSG	451,681	452,831	1,150
HUF	Buy	02/15/17	SCB	271,000	271,730	730
HUF	Buy	02/16/17	GSC	772,201	780,370	8,169
HUF	Buy	03/10/17	UBS	982,378	983,110	732
HUF	Sell	02/10/17	SSG	542,892	536,817	6,075
HUF	Sell	02/10/17	RBCA	163,020	163,006	14
HUF	Sell	02/10/17	SSG	104,757	105,587	(830)

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

HUF	Sell	02/10/17	BNP	175,610	$176,887	(1,277)
HUF	Sell	02/15/17	SCB	727,947	731,580	(3,633)
HUF	Sell	02/16/17	JPM	778,291	780,370	(2,079)
HUF	Sell	03/10/17	HSBC	954,991	983,110	(28,119)
IDR	Sell	02/14/17	HSBC	769,338	822,785	(53,447)
IDR	Sell	04/10/17	HSBC	658,528	662,136	(3,608)
INR	Buy	02/15/17	JPM	330,904	333,945	3,041
INR	Buy	02/15/17	SCB	238,928	241,265	2,337
INR	Buy	02/15/17	SCB	225,849	228,024	2,175
INR	Buy	04/10/17	BCLY	804,211	803,037	(1,174)
INR	Sell	02/15/17	HSBC	805,429	803,234	2,195
MXN	Buy	02/07/17	JPM	423,851	428,158	4,307
MXN	Buy	02/07/17	CBK	405,969	410,212	4,243
MXN	Buy	02/07/17	JPM	68,974	70,741	1,767
MXN	Buy	02/07/17	CBK	50,413	51,660	1,247
MXN	Buy	02/07/17	CBK	44,145	45,273	1,128
MXN	Buy	02/07/17	JPM	190,346	189,369	(977)
MXN	Buy	02/07/17	HSBC	163,417	162,422	(995)
MXN	Buy	02/07/17	CBK	190,611	189,555	(1,056)
MXN	Buy	02/15/17	JPM	99,638	99,133	(505)
MXN	Buy	02/15/17	HSBC	85,219	84,706	(513)
MXN	Buy	02/15/17	CBK	99,062	98,515	(547)
MXN	Buy	03/10/17	HSBC	829,239	825,009	(4,230)
MXN	Buy	03/15/17	BCLY	809,503	805,309	(4,194)
MXN	Sell	02/07/17	GSC	834,762	776,090	58,672
MXN	Sell	02/07/17	JPM	823,729	771,300	52,429
MXN	Sell	02/15/17	GSC	1,200,159	1,191,627	8,532
MXN	Sell	03/10/17	JPM	1,398,171	1,374,856	23,315
MXN	Sell	03/15/17	GSC	825,544	805,310	20,234
MXN	Sell	04/17/17	GSC	1,012,161	1,054,559	(42,398)
MYR	Buy	04/10/17	GSC	805,459	809,895	4,436
PEN	Buy	02/28/17	JPM	1,137,707	1,202,359	64,652
PEN	Buy	07/26/17	JPM	792,227	794,919	2,692
PLN	Buy	02/15/17	GSC	801,847	823,813	21,966
PLN	Buy	02/15/17	JPM	807,614	823,812	16,198
PLN	Sell	02/15/17	JPM	390,052	396,487	(6,435)
PLN	Sell	02/15/17	GSC	389,512	396,487	(6,975)
PLN	Sell	02/15/17	BCLY	397,905	405,298	(7,393)
PLN	Sell	02/15/17	SCB	1,240,080	1,248,201	(8,121)
PLN	Sell	02/15/17	JPM	2,011,113	2,059,531	(48,418)
PLN	Sell	02/16/17	JPM	788,217	807,574	(19,357)
PLN	Sell	04/06/17	SCB	1,334,566	1,391,992	(57,426)
RUB	Buy	02/28/17	CSFB	560,964	599,405	38,441
RUB	Buy	02/28/17	CSFB	1,202,766	1,235,139	32,373
RUB	Buy	04/10/17	BCLY	814,723	805,344	(9,379)
RUB	Buy	04/14/17	SCB	772,409	901,061	128,652
RUB	Sell	02/28/17	CSFB	350,892	350,892	—
RUB	Sell	02/28/17	GSC	1,361,054	1,483,652	(122,598)
RUB	Sell	04/10/17	CSFB	405,116	402,672	2,444
RUB	Sell	04/10/17	BCLY	404,551	402,672	1,879
RUB	Sell	04/14/17	BCLY	342,886	338,205	4,681
RUB	Sell	04/14/17	CSFB	446,735	446,037	698
SGD	Sell	02/14/17	WEST	3,480,729	3,477,256	3,473
ZAR	Buy	02/14/17	JPM	840,431	851,462	11,031
ZAR	Sell	02/14/17	BCLY	806,118	851,461	(45,343)

Total						$(86,974)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
RBCA	Royal Bank of Canada
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$666,000	$—	$666,000	$—
Foreign Government Obligations	52,523,043	—	52,523,043	—
Short-Term Investments	29,099,070	2,570,088	26,528,982	—
Foreign Currency Contracts(2)	703,399	—	703,399	—

Total	$82,991,512	$2,570,088	$80,421,424	$—

Liabilities
Foreign Currency Contracts(2)	$(790,373)	$—	$(790,373)	$—

Total	$(790,373)	$—	$(790,373)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Argentina - 0.5%
292,109	Grupo Financiero Galicia S.A. ADR	$9,075,827

	Brazil - 10.1%
1,592,313	Banco Bradesco S.A. ADR	16,448,593
1,012,493	BRF S.A. ADR	14,306,526
3,434,056	CCR S.A.	16,902,735
4,868,450	Itau Unibanco Holding S.A. ADR	57,496,395
1,261,200	Klabin S.A. UNIT	6,499,917
1,202,840	Lojas Americanas S.A. (Preference Shares)	6,386,187
1,730,800	Lojas Renner S.A.	13,116,532
2,295,009	Petroleo Brasileiro S.A. ADR*	22,506,561
1,202,262	Telefonica Brasil S.A. ADR	17,769,432
472,400	Transmissora Alianca de Energia Eletrica S.A.	3,217,195
181,900	Ultrapar Participacoes S.A.	3,819,144
1,362,290	Vale S.A. ADR	13,868,112
1,321,200	WEG S.A.	6,670,779

		199,008,108

	Chile - 0.9%
86,549	Banco Santander Chile ADR	1,868,593
1,038,684	Enel Americas S.A. ADR	9,379,316
771,867	SACI Falabella	6,257,410

		17,505,319

	China - 20.9%
118,500	AAC Technologies Holdings, Inc.	1,216,959
754,420	Alibaba Group Holding Ltd. ADR*	76,430,290
3,993,500	Anhui Conch Cement Co., Ltd. Class H	12,850,940
91,440,320	China Construction Bank Corp. Class H	67,792,787
6,874,000	China Mengniu Dairy Co., Ltd.	12,831,320
10,062,400	China Pacific Insurance Group Co., Ltd. Class H	35,741,718
59,469,600	China Petroleum & Chemical Corp. Class H	46,976,600
2,886,000	Industrial & Commercial Bank of China Ltd. Class H	1,764,456
533,925	New Oriental Education & Technology Group, Inc. ADR*	25,388,134
1,232,000	Shenzhou International Group Holdings Ltd.	7,599,463
4,228,700	Tencent Holdings Ltd.	110,560,883
2,566,500	Zhuzhou CRRC Times Electric Co., Ltd. Class H	14,622,711

		413,776,261

	Colombia - 0.6%
328,919	Bancolombia S.A. ADR	12,452,873

	Egypt - 0.5%
970,991	Commercial International Bank Egypt S.A.E.	3,916,757
1,627,639	Commercial International Bank Egypt S.A.E. GDR	6,469,865

		10,386,622

	Greece - 0.4%
907,638	Hellenic Telecommunications Organization S.A.	8,231,977

	Hong Kong - 6.1%
5,387,200	AIA Group Ltd.	33,354,043
5,589,500	China Mobile Ltd.	62,896,528
5,572,000	China Resources Beer Holdings Co., Ltd.*	11,317,363
10,642,000	China Unicom Hong Kong Ltd.	12,560,979

		120,128,913

	Hungary - 1.9%
107,617	MOL Hungarian Oil & Gas plc	7,583,861
992,600	OTP Bank plc	30,522,906

		38,106,767

	India - 5.1%
2,704,626	Axis Bank Ltd.	18,605,355
1,351,345	HDFC Bank Ltd.	28,881,277
1,257,135	Hindustan Unilever Ltd.	15,860,102
200,942	Maruti Suzuki India Ltd.	17,486,192

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

1,567,261	Tata Motors Ltd.	$12,142,400
132,662	UltraTech Cement Ltd.	7,235,296

		100,210,622

	Indonesia - 0.3%
8,123,700	Bank Mandiri Persero Tbk PT	6,635,279

	Mexico - 0.5%
371,102	El Puerto de Liverpool S.A.B. de C.V. Class C1	2,340,131
59,398	Fomento Economico Mexicano S.A.B. de C.V. ADR	4,468,511
373,824	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	2,897,591

		9,706,233

	Poland - 1.2%
355,270	Bank Pekao S.A.	12,019,060
1,317,069	Powszechny Zaklad Ubezpieczen S.A.	11,589,837

		23,608,897

	Russia - 9.4%
753,940	Lukoil PJSC ADR	42,488,101
503,351	Mail.Ru Group Ltd. GDR*	9,135,821
943,558	MMC Norilsk Nickel PJSC ADR	15,303,044
833,627	Mobile TeleSystems PJSC ADR	8,728,075
98,740	Novatek PJSC GDR	12,565,411
536,985	Polymetal International plc	6,245,269
5,834,857	Sberbank of Russia PJSC ADR	68,414,947
701,351	X5 Retail Group N.V. GDR*	23,530,326

		186,410,994

	South Africa - 2.9%
462,959	AVI Ltd.	3,147,778
1,323,748	Barclays Africa Group Ltd.	15,590,337
544,377	Foschini Group Ltd.	6,510,530
195,658	Naspers Ltd. Class N	31,170,635
256,078	Sibanye Gold Ltd.	578,977

		56,998,257

	South Korea - 19.4%
45,973	Amorepacific Corp.	12,547,807
112,680	CJ CGV Co., Ltd.	7,704,480
1,047,240	DGB Financial Group, Inc.	8,894,235
85,771	E-Mart, Inc.	15,015,224
948,272	Hana Financial Group, Inc.	28,117,000
210,196	Hyundai Motor Co.	25,305,123
73,036	Hyundai Motor Co. (Preference Shares)	6,043,328
259,953	Korea Aerospace Industries Ltd.	13,877,087
126,076	LG Chem Ltd.	28,429,644
68,086	LG Innotek Co., Ltd.	5,813,404
13,430	Medy-Tox, Inc.	4,790,153
42,885	NAVER Corp.	28,013,049
69,909	NCSoft Corp.	18,303,014
80,708	Samsung Electronics Co., Ltd.	137,266,140
612,246	SK Hynix, Inc.	28,275,905
67,125	SK Telecom Co., Ltd.	12,868,299
18,651	Yuhan Corp.	3,021,983

		384,285,875

	Taiwan - 12.4%
8,775,000	Advanced Semiconductor Engineering, Inc.	9,669,992
19,096,489	Cathay Financial Holding Co., Ltd.	29,081,645
4,347,000	Far EasTone Telecommunications Co., Ltd.	10,328,289
6,298,000	Formosa Plastics Corp.	18,197,612
20,354,213	Hon Hai Precision Industry Co., Ltd.	54,585,476
2,989,000	Taiwan Mobile Co., Ltd.	9,983,677
19,103,139	Taiwan Semiconductor Manufacturing Co., Ltd.	113,832,941

		245,679,632

	Thailand - 2.3%
1,038,375	Kasikornbank PCL	5,533,942

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

3,675,425	Kasikornbank PCL NVDR		$19,693,690
5,910,500	PTT Global Chemical PCL NVDR		11,375,907
4,751,400	Thai Oil PCL NVDR		9,684,368

			46,287,907

	Turkey - 1.0%
2,613,318	Akbank TAS		5,825,073
3,611,973	KOC Holding AS		14,550,117

			20,375,190

	United Arab Emirates - 1.4%
173,357	DP World Ltd.		3,276,447
12,105,804	Emaar Properties PJSC		24,464,199

			27,740,646

	Total Common Stocks (cost $1,640,247,759)		1,936,612,199

Affiliated Investment Companies - 0.9%
	International/Global Equity Funds - 0.9%
1,498,891	Schroder Emerging Markets Small Cap Fund, Class R6		17,267,221

	Total Affiliated Investment Companies (cost $15,498,779)		17,267,221

	Total Long-Term Investments (cost $1,655,746,538)		1,953,879,420

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
34,754,471	Morgan Stanley Treasury Securities Portfolio, Institutional Class		34,754,471

	Total Short-Term Investments (cost $34,754,471)		34,754,471

	Total Investments (cost $1,690,501,009)^	100.4%	$1,988,633,891
	Other Assets and Liabilities	(0.4)%	(7,676,472)

	Total Net Assets	100.0%	$1,980,957,419

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$328,272,459
Unrealized Depreciation	(30,139,577)

Net Unrealized Appreciation	$298,132,882

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$9,075,827	$9,075,827	$—	$—
Brazil	199,008,108	199,008,108	—	—
Chile	17,505,319	17,505,319	—	—
China	413,776,261	101,818,424	311,957,837	—
Colombia	12,452,873	12,452,873	—	—
Egypt	10,386,622	10,386,622	—	—
Greece	8,231,977	—	8,231,977	—
Hong Kong	120,128,913	—	120,128,913	—
Hungary	38,106,767	—	38,106,767	—
India	100,210,622	28,881,277	71,329,345	—
Indonesia	6,635,279	—	6,635,279	—
Mexico	9,706,233	9,706,233	—	—
Poland	23,608,897	—	23,608,897	—
Russia	186,410,994	41,394,222	145,016,772	—
South Africa	56,998,257	3,147,778	53,850,479	—
South Korea	384,285,875	—	384,285,875	—
Taiwan	245,679,632	—	245,679,632	—
Thailand	46,287,907	—	46,287,907	—
Turkey	20,375,190	—	20,375,190	—
United Arab Emirates	27,740,646	3,276,447	24,464,199	—
Affiliated Investment Companies	17,267,221	17,267,221	—	—
Short-Term Investments	34,754,471	34,754,471	—	—

Total	$1,988,633,891	$488,674,822	$1,499,959,069	$—

(1) For the period ended January 31, 2017, investments valued at $25,091,408 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor; there were no transfers from Level 1 to Level 2 and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 34.5%
	Argentina - 1.0%
$ 550,000	YPF S.A. 8.50%, 07/28/2025(1)	$578,771

	Bermuda - 0.7%
485,000	Digicel Ltd. 6.75%, 03/01/2023(1)	450,747

	Brazil - 1.3%
310,000	Banco do Estado do Rio Grande do Sul S.A. 7.38%, 02/02/2022(2)	314,340
445,000	Centrais Electricas Brasileiras S.A. 5.75%, 10/27/2021(2)	448,204

		762,544

	British Virgin Islands - 1.6%
200,000	CLP Power Hong Kong Financing Ltd. 3.13%, 05/06/2025(2)	194,351
200,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/27/2020(1)	205,800
200,000	Talent Yield Investments Ltd. 4.50%, 04/25/2022(1)	210,157
360,000	Yingde Gases Investment Ltd. 8.13%, 04/22/2018(1)	348,300

		958,608

	Cayman Islands - 4.4%
265,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024	263,459
200,000	Braskem Finance Ltd. 6.45%, 02/03/2024	214,060
430,000	China Aoyuan Property Group Ltd. 6.53%, 04/25/2019(2)	440,107
525,000	CSN Islands XI Corp. 6.88%, 09/21/2019(1)	461,737
375,000	GrupoSura Finance S.A. 5.50%, 04/29/2026(1)	391,500
290,000	Lima Metro Line 2 Finance Ltd. 5.88%, 07/05/2034(1)	307,763
580,000	Vale Overseas Ltd. 6.88%, 11/21/2036	602,620

		2,681,246

	Chile - 3.2%
790,000	Cencosud S.A. 6.63%, 02/12/2045(1)	781,207
400,000	Corp. Nacional del Cobre de Chile 4.50%, 09/16/2025(1)	412,613
210,000	Empresa de Transporte de Pasajeros Metro S.A. 5.00%, 01/25/2047(1)	209,738
300,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(2)	291,212
250,000	GNL Quintero S.A. 4.63%, 07/31/2029(1)	250,850

		1,945,620

	China - 0.3%
200,000	Bank of China Ltd. 3.88%, 06/30/2025(2)	202,742

	Colombia - 2.8%
200,000	Banco de Bogota S.A. 6.25%, 05/12/2026(1)	207,800
575,000	Ecopetrol S.A. 5.88%, 09/18/2023	613,813
280,000	Empresa de Energia de Bogota S.A. ESP 6.13%, 11/10/2021(1)	289,100

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

COP 1,298,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	$336,306
751,000,000	Empresas Publicas de Medellin ESP 7.63%, 09/10/2024(1)	247,781

		1,694,800

	Hong Kong - 0.8%
$ 240,000	Beijing State-Owned Assets Management Hong Kong 4.13%, 05/26/2025(2)	240,746
260,000	CRCC Yuxiang Ltd. 3.50%, 05/16/2023(2)	260,616

		501,362

	Kazakhstan - 0.4%
250,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022(2)	243,740

	Luxembourg - 1.3%
450,000	Millicom International Cellular S.A. 6.00%, 03/15/2025(2)	458,195
300,000	Minerva Luxembourg S.A. 8.75%, 04/03/2019(1)(3)(4)	312,690

		770,885

	Mexico - 7.0%
455,000	Banco Mercantil del Norte SA 5.75%, 10/04/2031(1)(4)	423,150
400,000	Banco Nacional de Comercio Exterior S.N. C. 3.80%, 08/11/2026(1)(4)	381,000
200,000	Coca-Cola Femsa S.A.B. de C.V. 3.88%, 11/26/2023	204,397
762,970	Fermaca Enterprises S de RL de C.V. 6.38%, 03/30/2038(1)	762,970
230,000	Fomento Economico Mexicano S.A.B. de C.V. 2.88%, 05/10/2023	221,728
310,000	Mexichem S.A.B. de C.V. 5.88%, 09/17/2044(2)	279,769
285,029	Mexico Generadora de Energia S de rl 5.50%, 12/06/2032(1)	282,691
	Petroleos Mexicanos
210,000	5.38%, 03/13/2022(1)	214,084
355,000	5.50%, 06/27/2044	291,175
245,000	6.50%, 03/13/2027(1)	251,970
636,000	6.63%, 06/15/2035	622,135
290,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	272,745

		4,207,814

	Netherlands - 5.1%
210,000	Lukoil International Finance B.V. 4.56%, 04/24/2023(1)	211,617
445,000	Marfrig Holdings Europe B.V. 8.00%, 06/08/2023(1)	468,919
	Petrobras Global Finance B.V.
440,000	7.38%, 01/17/2027	456,808
1,753,000	8.75%, 05/23/2026	1,974,579

		3,111,923

	Peru - 0.5%
275,000	Banco Internacional del Peru SAA 6.63%, 03/19/2029(1)(4)	298,375

	Singapore - 0.3%
200,000	SingTel Group Treasury Pte Ltd. 3.25%, 06/30/2025(2)	199,405

	South Africa - 1.1%
640,000	Eskom Holdings SOC Ltd. 7.13%, 02/11/2025(1)	646,666

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	United Kingdom - 0.8%
	Vedanta Resources plc
$ 260,000	6.38%, 07/30/2022(1)	$260,390
210,000	8.25%, 06/07/2021(2)	228,165

		488,555

	Venezuela - 1.9%
3,025,000	Petroleos de Venezuela S.A. 6.00%, 11/15/2026(1)	1,148,441

	Total Corporate Bonds (cost $20,663,047)	20,892,244

Foreign Government Obligations - 60.0%
	Argentina - 3.8%
755,000	City of Buenos Aires Argentina 7.50%, 06/01/2027(1)	768,212
1,525,000	Provincia de Cordoba 7.13%, 06/10/2021(1)	1,563,125

		2,331,337

	Brazil - 5.0%
	Brazil Notas do Tesouro Nacional
BRL 3,495,000	10.00%, 01/01/2018	1,101,486
1,530,000	10.00%, 01/01/2021	476,538
4,610,000	Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2019	1,456,339

		3,034,363

	Chile - 0.3%
CLP 100,000,000	Chile Government International Bond 5.50%, 08/05/2020	163,050

	Colombia - 1.7%
	Colombia Government International Bond
COP 1,971,000,000	4.38%, 03/21/2023	603,926
1,165,000,000	7.75%, 04/14/2021	417,350

		1,021,276

	Costa Rica - 1.3%
	Costa Rica Government International Bond
$ 340,000	5.63%, 04/30/2043(1)	281,557
540,000	7.00%, 04/04/2044(1)	519,594

		801,151

	Dominican Republic - 0.5%
290,000	Dominican Republic International Bond 6.85%, 01/27/2045(1)	285,163

	Ecuador - 2.4%
	Ecuador Government International Bond
565,000	10.50%, 03/24/2020(1)	617,263
755,000	10.75%, 03/28/2022(1)	847,487

		1,464,750

	Egypt - 3.2%
	Egypt Government International Bond
1,465,000	5.75%, 04/29/2020(1)	1,494,300
460,000	6.13%, 01/31/2022(1)	464,135

		1,958,435

	El Salvador - 1.4%
	El Salvador Government International Bond
315,000	6.38%, 01/18/2027(1)	276,412
570,000	8.25%, 04/10/2032(1)	547,200

		823,612

	Ghana - 2.8%
1,625,000	Ghana Government International Bond 9.25%, 09/15/2022(1)	1,716,780

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Hungary - 0.8%
	Hungary Government Bond
HUF 44,940,000	3.00%, 06/26/2024	$156,769
31,610,000	3.50%, 06/24/2020	118,007
45,440,000	5.50%, 06/24/2025	185,206

		459,982

	Indonesia - 2.9%
	Indonesia Treasury Bond
IDR 3,672,000,000	5.63%, 05/15/2023	249,038
17,949,000,000	7.00%, 05/15/2027	1,282,407
3,015,000,000	8.38%, 03/15/2024	234,268

		1,765,713

	Lebanon - 3.9%
	Lebanon Government International Bond
$ 585,000	5.15%, 11/12/2018(2)	585,421
570,000	5.45%, 11/28/2019(2)	566,945
635,000	6.00%, 01/27/2023(2)	627,190
555,000	6.10%, 10/04/2022(2)	549,272
45,000	6.65%, 04/22/2024(2)	45,086

		2,373,914

	Malaysia - 2.4%
	Malaysia Government Bond
MYR 1,150,000	3.42%, 08/15/2022	254,258
470,000	3.49%, 03/31/2020	105,863
675,000	3.65%, 10/31/2019	153,338
680,000	3.89%, 03/15/2027	148,208
370,000	4.18%, 07/15/2024	84,097
1,980,000	4.24%, 02/07/2018	452,238
1,130,000	4.25%, 05/31/2035	242,424

		1,440,426

	Mexico - 5.1%
	Mexican Bonos
MXN 6,030,000	4.75%, 06/14/2018	282,004
16,605,000	5.00%, 12/11/2019	757,966
13,100,000	5.75%, 03/05/2026	559,012
6,575,000	6.50%, 06/10/2021	308,312
6,585,000	6.50%, 06/09/2022	306,022
3,735,000	7.50%, 06/03/2027	178,055
6,625,000	7.75%, 05/29/2031	314,981
8,035,000	7.75%, 11/13/2042	374,845

		3,081,197

	Nigeria - 1.9%
$ 1,135,000	Nigeria Government International Bond 6.75%, 01/28/2021(1)	1,152,933

	Peru - 0.7%
PEN 1,410,000	Peru Government Bond 6.95%, 08/12/2031	450,347

	Poland - 1.1%
	Poland Government Bond
PLN 1,620,000	2.50%, 07/25/2026	363,951
1,295,000	4.00%, 10/25/2023	333,136

		697,087

	Romania - 0.6%
	Romania Government Bond
RON 435,000	4.75%, 02/24/2025	111,456
870,000	5.75%, 04/29/2020	231,466

		342,922

	Russia - 1.8%
	Russian Federal Bond - OFZ
RUB 30,005,000	6.20%, 01/31/2018	487,821

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

RUB 34,925,000	7.50%, 03/15/2018	$575,776

		1,063,597

	Saudi Arabia - 0.4%
$ 235,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	228,890

	South Africa - 2.8%
	South Africa Government Bond
ZAR 10,125,000	7.75%, 02/28/2023	727,122
14,520,000	8.00%, 01/31/2030	977,427

		1,704,549

	Sri Lanka - 1.7%
	Sri Lanka Government International Bond
$ 670,000	6.13%, 06/03/2025(2)	642,514
360,000	6.83%, 07/18/2026(1)	359,143

		1,001,657

	Thailand - 1.0%
	Thailand Government Bond
THB 3,865,000	3.58%, 12/17/2027	115,719
8,570,000	3.63%, 06/16/2023	260,740
7,000,000	3.65%, 12/17/2021	212,209

		588,668

	Trinidad - 0.4%
$ 270,000	Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(1)	267,589

	Turkey - 6.1%
	Turkey Government Bond
TRY 950,000	7.10%, 03/08/2023	210,991
1,310,000	8.00%, 03/12/2025	296,153
305,000	8.80%, 11/14/2018	78,086
520,000	10.40%, 03/20/2024	135,611
1,725,000	10.50%, 01/15/2020	454,206
1,945,000	10.70%, 02/17/2021	513,938
	Turkey Government International Bond
$ 1,850,000	4.25%, 04/14/2026	1,655,380
350,000	6.00%, 03/25/2027	352,871

		3,697,236

	Ukraine - 4.0%
	Ukraine Government International Bond
970,000	7.75%, 09/01/2020(1)	948,777
1,545,000	7.75%, 09/01/2023(1)	1,461,786

		2,410,563

	Total Foreign Government Obligations (cost $36,002,551)	36,327,187

	Total Long-Term Investments (cost $56,665,598)	57,219,431
Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 3.4%
2,029,549	Morgan Stanley Treasury Securities Portfolio, Institutional Class	2,029,549

	Total Short-Term Investments (cost $2,029,549)	2,029,549

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $58,695,147)^	97.9%	$59,248,980
Other Assets and Liabilities	2.1%	1,246,676

Total Net Assets	100.0%	$60,495,656

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,776,795
Unrealized Depreciation	(1,222,962)

Net Unrealized Appreciation	$553,833

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $25,153,479, which represents 41.6% of total net assets.
(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $7,090,765, which represents 11.7% of total net assets.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.

OTC Credit Default Swap Contracts Outstanding at January 31, 2017
			(Pay)/Receive Fixed			Upfront	Upfront		Unrealized
Reference Entity	Counter- party	Notional Rate/Implied Amount (a) Credit Spread (b)			Expiration Date	Premiums Paid	Premiums Received	Market Value †	Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Japan Government	JPM	USD	1,000,000	(1.00%)/0.06%	06/20/18	$—	$(7,829)	$(16,707)	$(8,878)

Credit default swaps on single-name issues:
Sell protection:
Panama Government	JPM	USD	1,275,000	1.00%/1.29%	12/20/21	$—	$(20,483)	$(12,597)	$7,886
Panama Government	JPM	USD	1,275,000	1.00%/1.29%	12/20/21	—	(17,577)	(12,597)	4,980

Total						$—	$(38,060)	$(25,194)	$12,866

Total single-name issues						$—	$(45,889)	$(41,901)	$3,988

Total OTC contracts						$—	$(45,889)	$(41,901)	$3,988

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

ARS	Buy	02/24/17	UBS	$880,000	$889,359	$9,359
ARS	Sell	02/24/17	BNP	882,716	889,359	(6,643)
BRL	Sell	03/06/17	HSBC	468,443	525,316	(56,873)
COP	Buy	03/10/17	HSBC	287,356	297,139	9,783
COP	Sell	03/10/17	SCB	287,027	297,140	(10,113)
EUR	Buy	03/07/17	JPM	2,168,052	2,172,934	4,882
EUR	Sell	02/28/17	JPM	1,207,553	1,221,089	(13,536)
EUR	Sell	03/07/17	GSC	2,123,424	2,172,934	(49,510)
KRW	Buy	02/06/17	HSBC	1,837,681	1,849,244	11,563
KRW	Buy	02/10/17	HSBC	1,843,704	1,849,319	5,615
KRW	Buy	02/23/17	BNP	1,165,954	1,173,163	7,209
KRW	Sell	02/06/17	HSBC	1,843,672	1,849,243	(5,571)
KRW	Sell	02/10/17	HSBC	1,863,660	1,849,319	14,341
KRW	Sell	02/23/17	HSBC	1,161,483	1,173,163	(11,680)
MXN	Buy	02/09/17	HSBC	1,477,788	1,499,089	21,301
MXN	Buy	02/09/17	HSBC	1,479,730	1,499,089	19,359
MXN	Buy	02/09/17	HSBC	1,483,940	1,499,090	15,150
MXN	Buy	02/24/17	JPM	1,101,279	1,128,080	26,801
MXN	Buy	02/28/17	HSBC	446,135	444,191	(1,944)
MXN	Sell	02/09/17	BNP	1,563,241	1,499,089	64,152
MXN	Sell	02/09/17	HSBC	1,559,076	1,499,090	59,986
MXN	Sell	02/09/17	HSBC	1,477,788	1,499,089	(21,301)
MXN	Sell	02/24/17	NTC	1,130,718	1,128,081	2,637
MXN	Sell	02/28/17	GSC	492,071	501,506	(9,435)
MXN	Sell	02/28/17	HSBC	1,006,884	1,026,892	(20,008)
NGN	Buy	05/12/17	SCB	241,775	288,381	46,606
NGN	Buy	05/12/17	SCB	246,011	288,381	42,370
NGN	Buy	05/12/17	SCB	253,406	293,847	40,441
PLN	Buy	02/24/17	CIB	514,452	536,654	22,202
PLN	Sell	02/24/17	CBK	510,198	536,654	(26,456)
RUB	Buy	03/01/17	HSBC	445,938	482,043	36,105
RUB	Sell	03/01/17	BNP	472,836	482,043	(9,207)

Total						$217,585

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CIB	Canadian Imperial Bank of Commerce
CIB	Credit Agricole
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
NTC	Northern Trust Company
SCB	Standard Chartered Bank
UBS	UBS AG

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
JSC	Joint Stock Company
OTC	Over-the-Counter

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$20,892,244	$—	$20,892,244	$—
Foreign Government Obligations	36,327,187	—	36,327,187	—
Short-Term Investments	2,029,549	2,029,549	—	—
Foreign Currency Contracts(2)	459,862	—	459,862	—
Swaps - Credit Default(2)	12,866	—	12,866	—

Total	$59,721,708	$2,029,549	$57,692,159	$—

Liabilities
Foreign Currency Contracts(2)	$(242,277)	$—	$(242,277)	$—
Swaps - Credit Default(2)	(8,878)	—	(8,878)	—

Total	$(251,155)	$—	$(251,155)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 10.0%
	Cayman Islands - 2.0%
$ 559,161	Colony American Finance 2016-1 Ltd. 2.54%, 06/15/2048(1)	$548,486
818,845	ECAF I Ltd. 3.47%, 06/15/2040(1)	816,510

		1,364,996

	United States - 8.0%
417,617	AmeriCredit Automobile Receivables 1.42%, 10/08/2019	417,740
370,000	Cabela’s Master Credit Card Trust 1.42%, 08/16/2021(1)(2)	371,969
410,000	Citigroup Commercial Mortgage Trust 2.23%, 09/10/2031(1)	401,295
163,782	CLI Funding V LLC 3.22%, 06/18/2028(1)	158,289
735,000	Element Rail Leasing II LLC 3.59%, 02/19/2045(1)	704,762
434,690	Flagship Credit Auto Trust 2.77%, 12/15/2020(1)	438,325
350,000	Hilton USA Trust 2016-HHV 4.19%, 11/05/2038(1)(2)	337,741
170,000	OnDeck Asset Securitization Trust II LLC 4.21%, 05/17/2020(1)	169,835
	OneMain Financial Issuance Trust
850,000	2.57%, 07/18/2025(1)	849,713
125,000	3.19%, 03/18/2026(1)	126,056
295,000	3.66%, 02/20/2029(1)	299,571
540,041	SoFi Professional Loan Program 2015-B LLC 1.82%, 04/25/2035(1)(2)	544,249
302,821	SpringCastle America Funding LLC 3.05%, 04/25/2029(1)	304,332
170,833	TAL Advantage V LLC 3.55%, 11/20/2038(1)	165,752
276,175	Wendys Funding LLC 2015-1 3.37%, 06/15/2045(1)	277,036

		5,566,665

	Total Asset & Commercial Mortgage Backed Securities (cost $6,986,836)	6,931,661

Corporate Bonds - 51.4%
	Australia - 0.9%
GBP 250,000	BHP Billiton Finance Ltd. 6.50%, 10/22/2077(2)(3)	351,453
$ 300,000	Commonwealth Bank of Australia 1.38%, 09/06/2018(1)	298,065

		649,518

	Belgium - 1.5%
EUR 930,000	Anheuser-Busch InBev S.A. 0.06%, 03/29/2018(2)(3)	1,006,475

	Canada - 3.9%
	Bank of Montreal
GBP 600,000	0.55%, 01/29/2018(2)(3)	754,934
$ 350,000	1.35%, 08/28/2018	347,944
	Bank of Nova Scotia
GBP 750,000	0.59%, 11/02/2017(2)(3)	943,811
$ 100,000	1.65%, 06/14/2019	99,229
	Enbridge, Inc.
65,000	5.50%, 12/01/2046	70,259
100,000	6.00%, 01/15/2077(2)	101,250

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

EUR 500,000	Valeant Pharmaceuticals International, Inc. 4.50%, 05/15/2023(3)	$399,415

		2,716,842

	Cayman Islands - 0.0%
$ 30,000	Vale Overseas Ltd. 6.25%, 08/10/2026	32,250

	France - 2.5%
GBP 500,000	BPCE S.A. 1.18%, 03/06/2017(2)(3)	629,283
EUR 100,000	Promontoria MCS SAS 5.75%, 09/30/2021(2)	109,526
$ 250,000	SFR Group S.A. 7.38%, 05/01/2026(1)	256,562
200,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	198,620
520,000	SPCM S.A. 6.00%, 01/15/2022(1)	539,500

		1,733,491

	Germany - 0.2%
EUR 100,000	ALBA Group plc & Co. KG 8.00%, 05/15/2018(3)	107,410

	Ireland - 2.0%
$ 175,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021	182,315
EUR 100,000	Allied Irish Banks plc 4.13%, 11/26/2025(2)(3)	111,054
900,000	Caterpillar International Finance Ltd. 0.01%, 09/27/2017(2)(3)	972,175
$ 100,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	97,105

		1,362,649

	Italy - 2.5%
	Enel S.p.A.
GBP 250,000	7.75%, 09/10/2075(2)(3)	345,374
$ 360,000	8.75%, 09/24/2073(1)(2)	410,400
EUR 100,000	N&W Global Vending S.p.A. 7.00%, 10/15/2023	113,428
400,000	Schumann S.p.A. 7.00%, 07/31/2023(3)	444,632
GBP 150,000	Telecom Italia SpA/Milano 6.38%, 06/24/2019	205,467
EUR 177,000	UniCredit S.p.A. 5.75%, 10/28/2025(2)(3)	202,404

		1,721,705

	Luxembourg - 1.7%
$ 200,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(1)(4)	203,250
EUR 700,000	BMBG Bond Finance SCA 3.00%, 06/15/2021	785,311
180,000	Wind Acquisition Finance S.A. 7.00%, 04/23/2021(3)	202,355

		1,190,916

	Mexico - 0.4%
$ 270,000	Petroleos Mexicanos 6.50%, 03/13/2027(1)	277,681

	Netherlands - 3.3%
EUR 500,000	Achmea B.V. 4.55%, 12/29/2049	517,450
$ 430,000	Bank Nederlandse Gemeenten N.V. 1.13%, 05/25/2018(1)	428,500
150,000	Deutsche Telekom International Finance B.V. 1.44%, 09/19/2019(1)(2)	149,764

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

GBP 220,000	Koninklijke KPN N.V. 6.88%, 03/14/2073	$299,316
$ 200,000	Mondelez International Holdings Netherlands B.V. 1.63%, 10/28/2019(1)	196,957
	Shell International Finance B.V.
145,000	1.30%, 09/12/2019(2)	145,484
50,000	4.00%, 05/10/2046	47,807
500,000	Ziggo Secured Finance B.V. 5.50%, 01/15/2027(1)	498,125

		2,283,403

	Spain - 0.3%
EUR 200,000	Bankia S.A. 4.00%, 05/22/2024(2)(3)	219,970

	Sweden - 2.7%
$ 1,215,000	Nordea Bank AB 1.62%, 09/30/2019(1)(2)	1,217,843
680,000	Svenska Handelsbanken AB 1.50%, 09/06/2019	669,142

		1,886,985

	Switzerland - 1.3%
EUR 800,000	Credit Suisse AG 0.12%, 10/16/2019(2)(3)	868,094

	United Kingdom - 3.2%
	Aviva plc
122,000	3.88%, 07/03/2044(2)(3)	134,959
GBP 220,000	5.90%, 07/27/2020(2)(5)	291,720
$ 205,000	Barclays plc 3.20%, 08/10/2021	203,834
35,000	BP Capital Markets plc 1.68%, 05/03/2019	34,821
89,000	Ensco plc 5.75%, 10/01/2044	71,423
GBP 300,000	Investec plc 4.50%, 05/05/2022	388,252
300,000	Jerrold Finco plc 6.25%, 09/15/2021	389,099
	Royal Bank of Scotland Group plc
$ 200,000	3.88%, 09/12/2023	194,369
EUR 300,000	5.25%, 03/30/2017(3)(5)	314,685
$ 230,000	Standard Chartered plc 2.10%, 08/19/2019(1)	227,727

		2,250,889

	United States - 25.0%
95,000	Abbott Laboratories 4.75%, 11/30/2036	95,555
30,000	Aflac, Inc. 4.00%, 10/15/2046	28,241
500,000	Alliance One International, Inc. 9.88%, 07/15/2021	426,875
45,000	Altria Group, Inc. 3.88%, 09/16/2046	41,236
134,000	American International Group, Inc. 3.30%, 03/01/2021	137,404
160,000	American Tower Corp. 3.50%, 01/31/2023	160,457
173,000	Amgen, Inc. 1.85%, 08/19/2021	166,912
	Anadarko Petroleum Corp.
30,000	4.50%, 07/15/2044	28,953
37,000	5.55%, 03/15/2026	41,622
30,000	Analog Devices, Inc. 3.13%, 12/05/2023	29,851

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 165,000	Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	$167,729
480,000	Apple, Inc. 1.00%, 05/03/2018	478,383
50,000	Arch Capital Finance LLC 5.03%, 12/15/2046	52,109
140,000	AT&T, Inc. 5.15%, 03/15/2042	137,809
	Bank of America Corp.
15,000	4.25%, 10/22/2026	15,107
110,000	4.44%, 01/20/2048(2)	109,490
200,000	4.45%, 03/03/2026	204,114
65,000	Bank of New York Mellon Corp. 2.60%, 02/07/2022	64,861
30,000	Barrick North America Finance LLC 5.70%, 05/30/2041	32,725
345,000	Baxter International, Inc. 1.70%, 08/15/2021	332,248
150,000	BB&T Corp. 1.57%, 06/15/2020(2)	150,299
45,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	44,928
40,000	Burlington Northern Santa Fe LLC 4.15%, 04/01/2045	40,337
260,000	Capital One NA/Mclean VA 2.35%, 01/31/2020	260,737
385,000	Charter Communications Operating LLC / Charter Communications 4.46%, 07/23/2022	402,531
	Citigroup, Inc.
1,160,000	1.73%, 04/27/2018(2)	1,163,995
110,000	2.70%, 03/30/2021	109,366
90,000	2.90%, 12/08/2021	89,707
85,000	Continental Resources, Inc. 5.00%, 09/15/2022	86,700
	Crown Castle International Corp.
145,000	2.25%, 09/01/2021	140,404
9,000	3.70%, 06/15/2026	8,769
6,000	5.25%, 01/15/2023	6,518
65,000	CVS Health Corp. 5.13%, 07/20/2045	71,489
100,000	Devon Energy Corp. 3.25%, 05/15/2022	100,343
35,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 5.45%, 06/15/2023(1)	37,596
13,000	Digital Realty Trust L.P. 3.63%, 10/01/2022	13,239
250,000	Discover Bank/Greenwood DE 4.20%, 08/08/2023	260,200
40,000	Dominion Resources, Inc. 1.60%, 08/15/2019	39,512
20,000	Eastman Chemical Co. 4.65%, 10/15/2044	20,138
	Ecolab, Inc.
60,000	2.70%, 11/01/2026	57,325
70,000	3.70%, 11/01/2046	63,623
66,000	EMD Finance LLC 2.95%, 03/19/2022(1)	65,811
78,000	Energy Transfer Partners L.P. 4.05%, 03/15/2025	77,354
200,000	Enterprise Products Operating LLC 2.55%, 10/15/2019	202,247
300,000	Everest Acquisition Finance, Inc. 9.38%, 05/01/2020	300,000
1,500,000	Exxon Mobil Corp. 0.92%, 03/15/2017	1,500,436

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Fidelity National Information Services, Inc.
$ 55,000	2.25%, 08/15/2021	$53,812
35,000	4.50%, 08/15/2046	33,727
70,000	Forest Laboratories LLC 4.88%, 02/15/2021(1)	75,357
80,000	Fortive Corp. 4.30%, 06/15/2046(1)	78,827
30,000	General Electric Co. 6.75%, 03/15/2032	40,176
	General Motors Financial Co., Inc.
35,000	3.20%, 07/06/2021	34,834
200,000	3.25%, 05/15/2018	202,790
50,000	Gilead Sciences, Inc. 4.15%, 03/01/2047	47,043
200,000	Glencore Funding LLC 4.13%, 05/30/2023(1)	205,020
	Goldman Sachs Group, Inc.
25,000	2.63%, 04/25/2021	24,829
105,000	3.00%, 04/26/2022	104,300
24,000	Hartford Financial Services Group, Inc. 5.13%, 04/15/2022(6)	26,586
65,000	Home Depot, Inc. 4.25%, 04/01/2046	67,065
940,000	HSBC USA, Inc. 1.70%, 03/05/2018	939,676
459,000	International Paper Co. 4.80%, 06/15/2044	464,619
	JP Morgan Chase & Co.
932,000	1.84%, 03/22/2019(2)	938,630
75,000	3.88%, 09/10/2024	75,629
200,000	Kinder Morgan, Inc. 4.30%, 06/01/2025	205,360
40,000	Kraft Foods Group, Inc. 3.50%, 06/06/2022	40,702
20,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	18,698
30,000	Lincoln National Corp. 3.63%, 12/12/2026	29,688
80,000	Lockheed Martin Corp. 4.70%, 05/15/2046	85,471
65,000	M&T Bank Corp. 5.13%, 11/01/2026(2)(5)	63,551
100,000	McDonald’s Corp. 4.88%, 12/09/2045	106,243
145,000	Medtronic, Inc. 3.15%, 03/15/2022	148,220
	Microsoft Corp.
65,000	3.30%, 02/06/2027	65,015
90,000	4.10%, 02/06/2037	91,086
30,000	MidAmerican Energy Co. 3.95%, 08/01/2047(7)	29,815
200,000	Molson Coors Brewing Co. 1.45%, 07/15/2019	197,287
	Monsanto Co.
100,000	2.13%, 07/15/2019	99,992
55,000	4.40%, 07/15/2044	53,926
	Morgan Stanley
125,000	2.50%, 04/21/2021	123,428
140,000	2.63%, 11/17/2021	138,009
49,000	3.88%, 01/27/2026	49,305
22,000	Mosaic Co. 4.25%, 11/15/2023	22,618
	Nabors Industries, Inc.
12,000	4.63%, 09/15/2021	12,240
10,000	5.00%, 09/15/2020	10,405
10,000	5.50%, 01/15/2023(1)	10,450

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 640,000	Nestle Holdings, Inc. 1.38%, 06/21/2017(3)	$640,415
75,000	Newell Brands, Inc. 3.85%, 04/01/2023	77,315
80,000	NextEra Energy Capital Holdings, Inc. 1.65%, 09/01/2018	79,811
92,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.65%, 06/01/2022	93,465
250,000	PNC Bank NA 1.45%, 07/29/2019	246,965
90,000	Prudential Financial, Inc. 5.10%, 08/15/2043	98,444
30,000	Reynolds American, Inc. 5.85%, 08/15/2045	34,857
25,000	Roper Technologies, Inc. 2.80%, 12/15/2021	24,983
177,000	S&P Global, Inc. 3.30%, 08/14/2020	181,241
55,000	Smithfield Foods, Inc. 2.70%, 01/31/2020(1)(7)	55,202
45,000	Southern Co. 4.40%, 07/01/2046	44,529
55,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	54,782
106,000	SUPERVALU, Inc. 7.75%, 11/15/2022	103,085
95,000	T-Mobile USA, Inc. 6.00%, 04/15/2024	100,938
35,000	Target Corp. 3.63%, 04/15/2046	31,630
	United Technologies Corp.
90,000	1.95%, 11/01/2021	88,315
30,000	3.75%, 11/01/2046	28,179
65,000	US Bancorp 2.63%, 01/24/2022	65,243
250,000	US Bank NA 1.36%, 01/24/2020(2)	250,063
50,000	Valero Energy Corp. 4.90%, 03/15/2045	49,475
15,000	Valero Energy Partners L.P. 4.38%, 12/15/2026	15,181
20,000	Ventas Realty L.P. 3.13%, 06/15/2023	19,753
250,000	Verizon Communications, Inc. 6.55%, 09/15/2043	308,346
80,000	Viacom, Inc. 2.20%, 04/01/2019	79,815
150,000	Visa, Inc. 2.80%, 12/14/2022	150,851
	Walgreens Boots Alliance, Inc.
15,000	1.75%, 05/30/2018	15,027
200,000	2.70%, 11/18/2019	202,740
	Wells Fargo & Co.
EUR 400,000	0.12%, 04/24/2019(2)(3)	433,743
$ 70,000	4.75%, 12/07/2046	71,183
500,000	Wells Fargo Bank NA 2.15%, 12/06/2019	499,625
	Williams Partners L.P.
20,000	4.00%, 09/15/2025	20,128
15,000	5.10%, 09/15/2045	14,983

		17,260,026

	Total Corporate Bonds (cost $36,643,229)	35,568,304

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Foreign Government Obligations - 13.2%
	Argentina - 0.2%
$ 150,000	Provincia de Cordoba 7.13%, 06/10/2021(1)	$153,750

	Germany - 1.7%
400,000	FMS Wertmanagement AoeR 1.75%, 01/24/2020	399,662
800,000	Kreditanstalt fuer Wiederaufbau 1.25%, 09/30/2019	791,165

		1,190,827

	Supranational - 7.2%
660,000	African Development Bank 1.00%, 05/15/2019	651,304
1,250,000	European Investment Bank 1.25%, 12/16/2019	1,231,790
1,800,000	Inter-American Development Bank 0.81%, 11/26/2018(2)	1,795,410
1,320,000	International Bank for Reconstruction & Development 1.00%, 09/30/2017(2)	1,320,250

		4,998,754

	Sweden - 3.6%
620,000	Kommuninvest I Sverige AB 1.05%, 08/17/2018(1)(2)	620,521
	Svensk Exportkredit AB
900,000	1.10%, 10/04/2018(2)	899,856
970,000	1.25%, 04/12/2019	961,658

		2,482,035

	Turkey - 0.5%
300,000	Turkey Government International Bond 6.00%, 03/25/2027	302,461

	Total Foreign Government Obligations (cost $9,161,361)	9,127,827

U.S. Government Agencies - 0.6%
	United States - 0.6%
	FHLMC - 0.6%
395,337	1.15%, 05/25/2022(2)	395,089

	Total U.S. Government Agencies (cost $395,154)	395,089

U.S. Government Securities - 16.2%
	United States - 16.2%
	U.S. Treasury Bonds - 0.1%
50,000	U.S. Treasury Bonds 2.25%, 08/15/2046	42,055

	U.S. Treasury Notes - 16.1%
11,277,728	0.13%, 07/15/2026(8)	11,030,554
160,000	2.00%, 11/15/2026	153,756

		11,184,310

	Total U.S. Government Securities (cost $11,480,242)	11,226,365

Convertible Bonds - 1.9%
	Construction Materials - 0.3%
JPY 20,000,000	LIXIL Group Corp. 0.00%, 03/04/2022(3)(9)	184,926

	Diversified Financial Services - 0.6%
$ 400,000	Franshion Capital Ltd. 6.80%, 10/29/2049(3)(5)	434,500

	Electronics - 0.3%
200,000	Zhen Ding Technology Holding Ltd. 0.00%, 06/26/2019(3)(9)	199,450

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Internet - 0.3%
$ 230,000	YY, Inc. 2.25%, 04/01/2019		$228,994

	Software - 0.4%
CAD 300,000	DH Corp. 5.00%, 09/30/2020(1)		232,277

	Total Convertible Bonds (cost $1,262,191)		1,280,147

	Total Long-Term Investments (cost $65,929,013)		64,529,393
Short-Term Investments - 2.7%
	Other Investment Pools & Funds - 1.6%
1,098,291	Morgan Stanley Treasury Securities Portfolio, Institutional Class		1,098,291

	U.S. Treasury - 1.1%
800,000	U.S. Treasury Bills – 1.1% 0.49%, 04/27/2017(10)		799,055

	Total Short-Term Investments (cost $1,897,375)		1,897,346

	Total Investments Excluding Purchased Options (cost $67,826,388)	96.0%	$66,426,739
	Total Purchased Options (cost $111,311)	0.1%	$60,165

	Total Investments (cost $67,937,699)^	96.1%	$66,486,904
	Other Assets and Liabilities	3.9%	2,663,177

	Total Net Assets	100.0%	$69,150,081

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$256,370
Unrealized Depreciation	(1,707,165)

Net Unrealized Depreciation	$(1,450,795)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $12,951,726, which represents 18.7% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $9,901,517, which represents 14.3% of total net assets.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Affiliated Issuer.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $85,013 at January 31, 2017.

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Security is a zero-coupon bond.
(10)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at January 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
GBP Call/USD Put	BNP	1.26 USD per GBP	04/07/17	GBP	1,750,000	$40,481	$33,471	$7,010
USD Call/CAD Put	BNP	1.39 CAD per USD	05/17/17	USD	5,600,000	19,684	77,840	(58,156)

Total Calls					7,350,000	$60,165	$111,311	$(51,146)

Total purchased option contracts					7,350,000	$60,165	$111,311	$(51,146)

Written option contracts:
Calls
GBP Call/USD Put	BNP	1.36 USD per GBP	04/07/17	GBP	(3,340,000)	$(3,748)	$(27,812)	$24,064

Total written option contracts					(3,340,000)	$(3,748)	$(27,812)	$24,064

OTC Swaption Contracts Outstanding at January 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Puts
Interest Rate Swaption USD	MSC	2.00% USD	02/28/17	USD	(7,000,000)	$(30,426)	$(38,500)	$8,074

Total written swaption contracts					(7,000,000)	$(30,426)	$(38,500)	$8,074

Futures Contracts Outstanding at January 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10-Year Bond Future	92	03/15/2017	$8,911,837	$8,951,597	$39,760
Euro-Oat Future	53	03/08/2017	8,540,225	8,460,158	(80,067)

Total					$(40,307)

Short position contracts:
Euro-BOBL Future	41	03/08/2017	$5,909,925	$5,883,857	$26,068
Euro-BTP Future	94	03/08/2017	13,529,673	13,283,827	245,846
Euro-OAT Future	26	03/08/2017	4,229,185	4,150,266	78,919
U.S. 10-Year Ultra Future	86	03/22/2017	11,595,678	11,537,438	58,240
U.S. Treasury 10-Year Note Future	26	03/22/2017	3,247,780	3,236,187	11,593
U.S. Treasury 2-Year Note Future	27	03/31/2017	5,852,460	5,853,516	(1,056)
U.S. Treasury 5-Year Note Future	55	03/31/2017	6,487,901	6,482,695	5,206
U.S. Treasury Long Bond Future	19	03/22/2017	2,873,947	2,866,031	7,916

Total					$432,732

Total futures contracts					$392,425

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on single-name issues:
Buy protection:
INTESA SPA	BNP	EUR	300,000	(1.00%)/1.35%	06/20/21	$2,971	$—	$4,464	$1,493
Loxan SAS	CBK	EUR	150,000	(5.00%)/3.92%	06/20/21	—	(14,859)	(8,143)	6,716
Standard Chartered Bank	SCB	EUR	470,000	(1.00%)/1.48%	09/20/20	18,005	—	8,183	(9,822)
Wendel SA	BNP	EUR	150,000	(5.00%)/0.94%	06/20/21	—	(26,177)	(29,543)	(3,366)

Total						$20,976	$(41,036)	$(25,039)	$(4,979)

Total single-name issues						$20,976	$(41,036)	$(25,039)	$(4,979)

Total OTC contracts						$20,976	$(41,036)	$(25,039)	$(4,979)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.25	USD 8,730,000	(1.00%)	12/20/20	$(53,380)	$(156,422)	$(103,042)
CDX.NA.IG.27	USD 8,890,000	(1.00%)	12/20/21	(99,877)	(145,171)	(45,294)
ITRAXX.XOV.25	EUR 4,850,000	(5.00%)	12/20/21	(378,103)	(475,247)	(97,144)

Total				$(531,360)	$(776,840)	$(245,480)

Total				$(531,360)	$(776,840)	$(245,480)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BNP	HICP	1.48% Fixed	EUR	3,000,000	01/23/27	$—	$—	$(24,868)	$(24,868)
MSC	0.11% Fixed	6M EURIBOR	EUR	6,650,000	12/22/21	—	—	(1,716)	(1,716)
MSC	2.33% Fixed	CPURNSA	USD	3,300,000	01/23/27	—	—	1,851	1,851

Total						$—	$—	$(24,733)	$(24,733)

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
1.79% Fixed	3M LIBOR	USD	14,200,000	12/01/21	$65,038	$—	$82,243	$17,205
2.28% Fixed	3M LIBOR	USD	18,800,000	12/05/26	46,745	—	70,606	23,861
0.11% Fixed	6M EURIBOR	EUR	6,650,000	12/22/21	—	—	26,793	26,793
6M EURIBOR	0.72% Fixed	EUR	6,600,000	02/10/27	10,533	—	(73,652)	(84,185)

Total					$122,316	$—	$105,990	$(16,326)

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
BRL	Buy	02/02/17	CBK	$525,100	$560,693	$35,593
BRL	Buy	03/02/17	UBS	1,029,298	1,036,106	6,808
BRL	Sell	02/02/17	UBS	32,676	33,366	(690)
BRL	Sell	02/02/17	JPM	513,148	527,326	(14,178)
CAD	Buy	02/16/17	JPM	1,043,815	1,051,672	7,857
CAD	Buy	02/16/17	JPM	1,045,490	1,051,672	6,182
CAD	Buy	02/16/17	CBK	172,846	176,778	3,932
CAD	Buy	02/16/17	CBK	166,543	169,091	2,548
CAD	Sell	02/16/17	JPM	501,136	504,315	(3,179)
CAD	Sell	02/16/17	BNP	542,939	546,473	(3,534)
CAD	Sell	02/16/17	SSG	233,206	238,938	(5,732)
CAD	Sell	02/16/17	BNP	1,043,472	1,050,788	(7,316)
CAD	Sell	02/16/17	CSFB	2,069,114	2,104,191	(35,077)
EUR	Buy	02/16/17	BNP	1,219,101	1,228,706	9,605
EUR	Buy	02/16/17	BNP	1,210,956	1,220,497	9,541
EUR	Buy	02/16/17	CBK	178,235	183,615	5,380
EUR	Buy	02/16/17	SSG	99,997	102,609	2,612
EUR	Buy	02/16/17	SSG	62,752	64,805	2,053
EUR	Sell	02/16/17	SSG	4,074,819	4,142,634	(67,815)
EUR	Sell	02/16/17	SSG	3,191,958	3,287,467	(95,509)
EUR	Sell	02/16/17	SSG	3,617,168	3,725,400	(108,232)
GBP	Buy	02/16/17	SSG	271,338	276,829	5,491
GBP	Buy	02/16/17	CSFB	184,089	188,748	4,659
GBP	Buy	02/16/17	SSG	127,491	130,537	3,046
GBP	Buy	02/16/17	SSG	363,610	364,912	1,302
GBP	Buy	02/16/17	SSG	66,453	66,691	238
GBP	Buy	02/16/17	SSG	34,606	34,730	124
GBP	Sell	02/16/17	SSG	200,612	201,330	(718)
GBP	Sell	02/16/17	BNP	685,975	688,299	(2,324)
GBP	Sell	02/16/17	BNP	685,077	689,495	(4,418)
GBP	Sell	02/16/17	BNP	206,937	213,914	(6,977)
GBP	Sell	02/16/17	BNP	681,792	689,495	(7,703)
GBP	Sell	02/16/17	SSG	2,055,757	2,104,882	(49,125)
GBP	Sell	02/16/17	SSG	2,825,758	2,893,283	(67,525)
GBP	Sell	02/16/17	UBS	8,986,999	9,124,308	(137,309)
IDR	Buy	02/16/17	BCLY	2,673,835	2,707,520	33,685
IDR	Buy	02/21/17	BCLY	1,372,995	1,373,010	15
INR	Buy	02/16/17	JPM	5,497,096	5,532,402	35,306
INR	Buy	02/16/17	BCLY	1,034,942	1,037,479	2,537
JPY	Buy	02/16/17	JPM	1,397,955	1,408,745	10,790
JPY	Buy	02/16/17	JPM	1,387,995	1,398,726	10,731
JPY	Sell	02/16/17	SSG	164,337	170,456	(6,119)
KRW	Buy	02/16/17	BCLY	184,632	190,424	5,792
KRW	Buy	02/16/17	BNP	232,870	236,401	3,531
KRW	Sell	02/16/17	CBK	178,664	184,545	(5,881)
KRW	Sell	02/16/17	CBK	8,267,225	8,582,810	(315,585)
MXN	Buy	02/16/17	JPM	1,022,420	1,061,993	39,573
MXN	Sell	02/16/17	CBK	56,034	58,062	(2,028)
MXN	Sell	02/16/17	JPM	978,304	1,003,931	(25,627)
NOK	Buy	02/16/17	JPM	5,522,955	5,692,596	169,641

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

NZD	Buy	02/16/17	JPM	1,664,004	$1,758,309	94,305
NZD	Buy	02/16/17	JPM	1,658,908	1,673,678	14,770
NZD	Sell	02/16/17	CSFB	12,483	12,761	(278)
NZD	Sell	02/16/17	JPM	839,327	854,881	(15,554)
NZD	Sell	02/16/17	JPM	847,006	865,514	(18,508)
NZD	Sell	02/16/17	JPM	859,828	880,035	(20,207)
NZD	Sell	02/16/17	JPM	822,194	843,367	(21,173)
RUB	Buy	02/16/17	BCLY	1,089,856	1,107,818	17,962
RUB	Sell	02/16/17	CBK	1,026,081	1,023,397	2,684
TWD	Buy	02/16/17	SCB	226,667	227,866	1,199
TWD	Sell	02/16/17	BCLY	1,045,648	1,067,030	(21,382)
TWD	Sell	02/16/17	UBS	5,500,016	5,655,487	(155,471)
TWD	Sell	02/21/17	BCLY	1,376,000	1,389,530	(13,530)

Total						$(689,212)

Foreign Cross Currency Contracts Outstanding at January 31, 2017

Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation
CAD	2,099,348	JPM	02/16/17	EUR	2,082,231	$17,117
EUR	1,653,119	JPM	02/16/17	AUD	1,652,023	1,096
EUR	5,594,508	JPM	02/16/17	NOK	5,609,105	(14,597)
EUR	2,084,713	JPM	02/16/17	CAD	2,102,730	(18,017)
JPY	4,211,228	JPM	02/16/17	AUD	4,213,978	(2,750)
TRY	54,108	BCLY	02/16/17	GBP	53,501	607
TRY	353,976	CBK	02/16/17	GBP	353,908	67
TRY	299,538	CBK	02/16/17	GBP	301,909	(2,371)

Total						$(18,848)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
HICP	Harmonised Index of Consumer Prices
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$6,931,661	$—	$6,931,661	$—
Corporate Bonds	35,568,304	—	35,568,304	—
Foreign Government Obligations	9,127,827	—	9,127,827	—
U.S. Government Agencies	395,089	—	395,089	—
U.S. Government Securities	11,226,365	—	11,226,365	—
Convertible Bonds	1,280,147	—	1,280,147	—
Short-Term Investments	1,897,346	1,098,291	799,055	—
Purchased Options	60,165	—	60,165	—
Foreign Currency Contracts(2)	568,379	—	568,379	—
Futures Contracts(2)	473,548	473,548	—	—
Swaps - Credit Default(2)	8,209	—	8,209	—
Swaps - Interest Rate(2)	69,710	—	69,710	—

Total	$67,606,750	$1,571,839	$66,034,911	$—

Liabilities
Foreign Currency Contracts(2)	$(1,276,439)	$—	$(1,276,439)	$—
Futures Contracts(2)	(81,123)	(81,123)	—	—
Swaps - Credit Default(2)	(258,668)	—	(258,668)	—
Swaps - Interest Rate(2)	(110,769)	—	(110,769)	—
Written Options	(34,174)	—	(34,174)	—

Total	$(1,761,173)	$(81,123)	$(1,680,050)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Schroders Income Builder Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 24.1%
	Advertising - 0.1%
$ 20,000	MDC Partners, Inc. 6.50%, 05/01/2024(1)	$17,400

	Agriculture - 0.1%
23,000	Alliance One International, Inc. 9.88%, 07/15/2021	19,636

	Airlines - 0.1%
35,000	Aircastle Ltd. 5.00%, 04/01/2023	35,528

	Apparel - 0.0%
10,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	9,850

	Auto Parts & Equipment - 1.0%
50,000	Meritor, Inc. 6.25%, 02/15/2024	50,260
42,000	MPG Holdco I, Inc. 7.38%, 10/15/2022	45,150
150,000	ZF North America Capital, Inc. 4.75%, 04/29/2025(1)	152,505

		247,915

	Commercial Banks - 1.2%
150,000	Bank of America Corp. 5.20%, 06/01/2023(2)(3)	147,187
50,000	Citigroup, Inc. 5.35%, 05/15/2023(2)(3)	48,812
50,000	Goldman Sachs Group, Inc. 5.38%, 05/10/2020(2)(3)	51,150
30,000	JPMorgan Chase & Co. 5.30%, 05/01/2020(2)(3)	30,872
30,000	Morgan Stanley 5.55%, 07/15/2020(2)(3)	30,788

		308,809

	Commercial Services - 1.0%
51,000	Ahern Rentals, Inc. 7.38%, 05/15/2023(1)	47,685
51,479	ENA Norte Trust 4.95%, 04/25/2028(4)	53,281
50,000	NES Rentals Holdings, Inc. 7.88%, 05/01/2018(1)	50,375
100,000	United Rentals North America, Inc. 5.75%, 11/15/2024	105,625

		256,966

	Construction Materials - 0.5%
75,000	NCI Building Systems, Inc. 8.25%, 01/15/2023(1)	81,750
	Standard Industries, Inc.
25,000	5.50%, 02/15/2023(1)	25,937
32,000	6.00%, 10/15/2025(1)	33,760

		141,447

	Distribution/Wholesale - 0.0%
10,000	HD Supply, Inc. 5.75%, 04/15/2024(1)	10,525

	Diversified Financial Services - 0.2%
20,000	Ally Financial, Inc. 5.75%, 11/20/2025	20,300
20,000	American Express Co. 4.90%, 03/15/2020(2)(3)	19,581

		39,881

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

		Electric - 1.3%
	$30,000	Calpine Corp. 5.75%, 01/15/2025	$29,325
	30,000	Dynegy, Inc. 7.63%, 11/01/2024	28,575
		Empresas Publicas de Medellin ESP
COP	42,000,000	7.63%, 09/10/2024(1)	13,857
	56,000,000	7.63%, 09/10/2024(4)	18,477
	$200,000	Eskom Holdings SOC Ltd. 7.13%, 02/11/2025(4)	202,083
	45,000	NRG Energy, Inc. 7.25%, 05/15/2026(1)	47,081

			339,398

		Engineering & Construction - 0.1%
	30,000	SBA Communications Corp. 4.88%, 09/01/2024(1)	29,283

		Entertainment - 0.6%
	30,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	31,275
	40,000	International Game Technology 7.50%, 06/15/2019	44,225
		Scientific Games International, Inc.
	50,000	7.00%, 01/01/2022(1)	53,438
	15,000	10.00%, 12/01/2022	15,369

			144,307

		Environmental Control - 0.2%
	40,000	Advanced Disposal Services, Inc. 5.63%, 11/15/2024(1)	40,700

		Food - 0.5%
	43,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.63%, 06/15/2024(1)	44,815
	35,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	33,840
	49,000	SUPERVALU, Inc. 7.75%, 11/15/2022	47,653

			126,308

		Healthcare-Services - 2.0%
	60,000	Acadia Healthcare Co., Inc. 5.63%, 02/15/2023	60,900
	40,000	CHS/Community Health Systems, Inc. 8.00%, 11/15/2019	35,600
	20,000	Community Health Systems, Inc. 5.13%, 08/15/2018	20,063
	100,000	DaVita, Inc. 5.13%, 07/15/2024	98,750
	30,000	Envision Healthcare Corp. 5.13%, 07/01/2022(1)	30,525
		HCA, Inc.
	45,000	4.50%, 02/15/2027	44,381
	68,000	5.25%, 04/15/2025	71,570
	50,000	HealthSouth Corp. 5.13%, 03/15/2023	49,750
	40,000	LifePoint Health, Inc. 5.38%, 05/01/2024(1)	38,300
	50,000	Select Medical Corp. 6.38%, 06/01/2021	49,500
	35,000	Tenet Healthcare Corp. 6.75%, 06/15/2023	33,075

			532,414

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Internet - 0.1%
$ 35,000	Netflix, Inc. 4.38%, 11/15/2026(1)	$34,344

	Iron/Steel - 0.3%
55,000	ArcelorMittal 6.13%, 06/01/2025	60,466
	United States Steel Corp.
1,000	7.38%, 04/01/2020	1,071
15,000	8.38%, 07/01/2021(1)	16,650

		78,187

	IT Services - 0.1%
35,000	EMC Corp. 3.38%, 06/01/2023	32,833

	Lodging - 0.5%
50,000	Boyd Gaming Corp. 6.88%, 05/15/2023	53,690
30,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties 8.00%, 10/01/2020	31,313
20,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	20,450
35,000	MGM Resorts International 4.63%, 09/01/2026	33,906

		139,359

	Machinery-Construction & Mining - 0.4%
56,000	BlueLine Rental Finance Corp. 7.00%, 02/01/2019(1)	55,300
52,625	Vander Intermediate Holding II Corp. (cash) 9.75%, 02/01/2019(1)(5)	46,836

		102,136

	Media - 2.5%
200,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	212,250
	CCO Holdings LLC / CCO Holdings Capital Corp.
60,000	5.13%, 05/01/2023(1)	62,250
50,000	5.88%, 04/01/2024(1)	53,656
	DISH DBS Corp.
75,000	5.88%, 11/15/2024	75,844
20,000	7.75%, 07/01/2026	22,388
20,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(1)	18,838
	Sirius XM Radio, Inc.
45,000	5.38%, 04/15/2025(1)	45,787
15,000	5.38%, 07/15/2026(1)	15,244
150,000	WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.13%, 09/01/2020(1)	156,000

		662,257

	Metal Fabricate/Hardware - 0.2%
10,000	Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.38%, 12/15/2023(1)	10,563
30,000	Novelis Corp. 5.88%, 09/30/2026(1)	30,450

		41,013

	Mining - 0.7%
100,000	Corp. Nacional del Cobre de Chile 5.63%, 09/21/2035	108,134
	HudBay Minerals, Inc.
25,000	7.25%, 01/15/2023(1)	26,438
5,000	7.63%, 01/15/2025(1)	5,350
	Teck Resources Ltd.
25,000	5.40%, 02/01/2043	23,500

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	$22,000	6.25%, 07/15/2041	$22,605

			186,027

		Oil & Gas - 2.5%
	10,000	Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp. 7.88%, 12/15/2024(1)	10,750
	100,000	Chesapeake Energy Corp. 5.38%, 06/15/2021	96,000
	30,000	Continental Resources, Inc. 5.00%, 09/15/2022	30,600
		Endeavor Energy Resources L.P. / EER Finance, Inc.
	20,000	7.00%, 08/15/2021(1)	20,950
	25,000	8.13%, 09/15/2023(1)	27,125
	10,000	EP Energy LLC / Everest Acquisition Finance, Inc. 8.00%, 11/29/2024(1)	10,800
	100,000	EV Energy Partners L.P. / EV Energy Finance Corp. 8.00%, 04/15/2019	78,500
	19,000	Halcon Resources Corp. 12.00%, 02/15/2022(1)	21,470
	75,000	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 04/01/2022	73,312
	21,000	Murphy Oil Corp. 6.88%, 08/15/2024	22,522
	100,000	Oasis Petroleum, Inc. 6.88%, 03/15/2022	102,500
		Petroleos Mexicanos
	20,000	4.25%, 01/15/2025	18,400
	10,000	5.38%, 03/13/2022(1)	10,195
	30,000	5.50%, 06/27/2044	26,314
	10,000	6.50%, 03/13/2027(1)	10,285
	33,000	6.63%, 06/15/2035	32,281
MXN	430,000	7.65%, 11/24/2021(1)	19,007
	$20,000	SM Energy Co. 6.75%, 09/15/2026	20,800
	30,000	Whiting Petroleum Corp. 5.75%, 03/15/2021	30,300

			662,111

		Packaging & Containers - 0.5%
	60,000	BWAY Holding Co. 9.13%, 08/15/2021(1)	64,500
	25,000	Multi-Color Corp. 6.13%, 12/01/2022(1)	26,438
	30,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.00%, 07/15/2024(1)	31,965

			122,903

		Pharmaceuticals - 0.4%
	25,000	inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical, Inc. 7.50%, 10/01/2024(1)	26,188
	30,000	NBTY, Inc. 7.63%, 05/15/2021(1)	31,425
	50,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025(1)	37,437

			95,050

		Pipelines - 1.0%
	40,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.25%, 04/01/2023	41,300
	100,000	Energy Transfer Equity L.P. 5.88%, 01/15/2024	106,750
	50,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	54,625

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
$ 5,000	6.13%, 10/15/2021	$5,231
10,000	6.38%, 05/01/2024	10,863
30,000	Williams Cos., Inc. 5.75%, 06/24/2044	30,375

		249,144

	Real Estate Investment Trusts - 0.2%
25,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.50%, 09/01/2026(1)	23,938
	MPT Operating Partnership L.P. / MPT Finance Corp.
3,000	5.50%, 05/01/2024	3,045
25,000	6.38%, 03/01/2024	26,406

		53,389

	Retail - 1.5%
30,000	Dollar Tree, Inc. 5.75%, 03/01/2023	31,770
100,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 01/15/2022	100,500
50,000	JC Penney Corp., Inc. 6.38%, 10/15/2036	40,375
50,000	L Brands, Inc. 6.75%, 07/01/2036	48,250
40,000	Landry’s, Inc. 6.75%, 10/15/2024(1)	41,200
40,000	Men’s Wearhouse, Inc. 7.00%, 07/01/2022	37,500
100,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 06/01/2024	102,000

		401,595

	Semiconductors - 0.1%
20,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	19,990

	Software - 0.6%
	First Data Corp.
50,000	5.38%, 08/15/2023(1)	51,500
40,000	7.00%, 12/01/2023(1)	42,420
50,000	Infor US, Inc. 6.50%, 05/15/2022	51,312
20,000	MSCI, Inc. 4.75%, 08/01/2026(1)	19,900

		165,132

	Telecommunications - 3.6%
80,000	CommScope Technologies Finance LLC 6.00%, 06/15/2025(1)	85,250
50,000	GCI, Inc. 6.88%, 04/15/2025	52,000
200,000	Koninklijke KPN N.V. 7.00%, 03/28/2073(1)(2)	215,750
150,000	Qualitytech LP/QTS Finance Corp. 5.88%, 08/01/2022	152,812
	Sprint Corp.
100,000	7.25%, 09/15/2021	107,150
15,000	7.88%, 09/15/2023	16,388
	T-Mobile USA, Inc.
75,000	6.38%, 03/01/2025	81,094
15,000	6.50%, 01/15/2026	16,481
200,000	Wind Acquisition Finance S.A. 7.38%, 04/23/2021(1)	207,980

		934,905

	Total Corporate Bonds (cost $6,219,015)	6,280,742

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Foreign Government Obligations - 17.0%
		Argentina - 0.6%
	$150,000	Provincia de Cordoba 7.13%, 06/10/2021(4)	$ 153,750

		Brazil - 1.8%
		Brazil Notas do Tesouro Nacional
BRL	560,000	10.00%, 01/01/2018	176,490
	270,000	10.00%, 01/01/2021	84,095
	100,000	10.00%, 01/01/2023	30,632
	540,000	Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2019	170,590

			461,807

		Canada - 0.5%
		Canadian Government Bond
CAD	123,000	0.75%, 03/01/2021	93,281
	9,000	2.75%, 12/01/2048	7,432
	27,000	5.75%, 06/01/2029	29,067

			129,780

		Colombia - 0.8%
		Colombia Government International Bond
COP	472,000,000	4.38%, 03/21/2023	144,624
	131,000,000	7.75%, 04/14/2021	46,929
	68,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(4)	17,619

			209,172

		Dominican Republic - 0.4%
	$100,000	Dominican Republic International Bond 5.50%, 01/27/2025(4)	99,297

		Egypt - 0.4%
	100,000	Egypt Government International Bond 5.75%, 04/29/2020(4)	102,000

		El Salvador - 0.2%
		El Salvador Government International Bond
	45,000	5.88%, 01/30/2025(4)	39,286
	10,000	8.25%, 04/10/2032(4)	9,600

			48,886

		France - 0.4%
		France Government Bond OAT
EUR	34,000	1.25%, 05/25/2036(1)(4)	33,793
	12,339	4.00%, 04/25/2055(4)	19,787
	57,000	French Republic Government Bond OAT 0.25%, 11/25/2026(4)	57,009

			110,589

		Germany - 0.1%
		Bundesrepublik Deutschland
	12,000	2.50%, 08/15/2046(4)	17,281
	6,000	4.00%, 01/04/2037(4)	10,115

			27,396

		Hungary - 0.4%
		Hungary Government Bond
HUF	4,350,000	2.50%, 10/27/2021	15,535
	1,220,000	3.00%, 06/26/2024	4,256
	8,730,000	3.50%, 06/24/2020	32,591
	8,220,000	5.50%, 06/24/2025	33,503
	$20,000	Hungary Government International Bond 5.38%, 02/21/2023	21,806

			107,691

		Indonesia - 1.0%
		Indonesia Treasury Bond
IDR	970,000,000	5.63%, 05/15/2023	65,786

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

IDR	2,007,000,000	6.13%, 05/15/2028	$130,497
	431,000,000	7.00%, 05/15/2027	30,794
	300,000,000	8.25%, 07/15/2021	23,119
	295,000,000	8.38%, 03/15/2024	22,922

			273,118

		Italy - 0.7%
		Italy Buoni Poliennali Del Tesoro
EUR	36,000	0.35%, 11/01/2021	37,810
	16,000	1.60%, 06/01/2026	16,417
	31,000	2.50%, 12/01/2024	34,917
	12,000	4.75%, 09/01/2044(1)(4)	16,231
	48,000	5.00%, 08/01/2034(4)	66,837

			172,212

		Lebanon - 0.3%
		Lebanon Government International Bond
	$65,000	5.45%, 11/28/2019(4)	64,651
	5,000	6.65%, 04/22/2024(4)	5,010

			69,661

		Malaysia - 0.8%
		Malaysia Government Bond
MYR	90,000	3.42%, 08/15/2022	19,899
	35,000	3.49%, 03/31/2020	7,883
	130,000	3.65%, 10/31/2019	29,532
	125,000	3.84%, 04/15/2033	25,441
	150,000	4.18%, 07/15/2024	34,093
	325,000	4.24%, 02/07/2018	74,231
	135,000	4.25%, 05/31/2035	28,962

			220,041

		Mexico - 1.5%
		Mexican Bonos
MXN	1,220,000	5.75%, 03/05/2026	52,061
	390,000	6.50%, 06/09/2022	18,124
	585,000	7.50%, 06/03/2027	27,888
	1,350,000	7.75%, 05/29/2031	64,185
	1,500,000	7.75%, 11/23/2034	70,517
	1,185,000	7.75%, 11/13/2042	55,282
		Mexico Government International Bond
	$45,000	3.50%, 01/21/2021	45,945
	10,000	3.63%, 03/15/2022	10,095
	40,000	4.75%, 03/08/2044	36,700

			380,797

		Peru - 0.4%
PEN	220,000	Peru Government Bond 6.95%, 08/12/2031	70,267
	$35,000	Peruvian Government International Bond 4.13%, 08/25/2027	37,056

			107,323

		Poland - 0.6%
		Poland Government Bond
PLN	120,000	2.50%, 07/25/2018	30,249
	135,000	2.50%, 07/25/2026	30,329
	50,000	3.25%, 07/25/2019	12,773
	115,000	4.00%, 10/25/2023	29,584
	220,000	5.25%, 10/25/2020	59,841

			162,776

		Romania - 0.2%
		Romania Government Bond
RON	95,000	4.75%, 02/24/2025	24,341
	110,000	5.75%, 04/29/2020	29,266

			53,607

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

		Russia - 0.6%
		Russian Federal Bond - OFZ
RUB	2,345,000	6.20%, 01/31/2018	$38,125
	7,545,000	7.50%, 03/15/2018	124,387

			162,512

		Saudi Arabia - 0.7%
	$200,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	194,800

		South Africa - 1.0%
		South Africa Government Bond
ZAR	305,000	6.75%, 03/31/2021	21,540
	320,000	7.00%, 02/28/2031	19,595
	980,000	7.75%, 02/28/2023	70,378
	2,250,000	8.00%, 01/31/2030	151,461

			262,974

		Thailand - 0.6%
		Thailand Government Bond
THB	2,565,000	3.63%, 06/16/2023	78,039
	2,450,000	3.88%, 06/13/2019	73,083

			151,122

		Turkey - 1.7%
		Turkey Government Bond
TRY	135,000	8.00%, 03/12/2025	30,520
	95,000	8.80%, 11/14/2018	24,322
	190,000	9.00%, 07/24/2024	45,962
	100,000	10.40%, 03/20/2024	26,079
	140,000	10.50%, 01/15/2020	36,863
	340,000	10.70%, 02/17/2021	89,840
	$200,000	Turkey Government International Bond 4.25%, 04/14/2026	178,960

			432,546

		Ukraine - 0.4%
	100,000	Ukraine Government International Bond 7.75%, 09/01/2023(4)	94,614

		United Kingdom - 0.9%
		United Kingdom Gilt
GBP	6,000	0.50%, 07/22/2022(4)	7,405
	6,000	1.50%, 07/22/2026(4)	7,604
	4,000	4.25%, 12/07/2040(4)	7,147
	23,425	4.25%, 12/07/2046(4)	44,152
	23,619	4.25%, 12/07/2055(4)	48,995
	17,586	4.50%, 09/07/2034(4)	30,759
	55,997	4.75%, 12/07/2030(4)	96,821

			242,883

		Total Foreign Government Obligations (cost $4,472,150)	4,431,354

U.S. Government Securities - 7.6%
		U.S. Treasury Securities - 7.6%
		U.S. Treasury Bonds - 1.2%
	$29,000	2.50%, 05/15/2046	25,803
	137,500	3.13%, 08/15/2044	139,412
	39,100	4.50%, 02/15/2036	49,404
	77,400	5.25%, 02/15/2029	98,909

			313,528

		U.S. Treasury Notes - 6.4%
	177,000	0.75%, 10/31/2018	175,783
	149,400	1.25%, 02/29/2020	148,268
	21,000	1.25%, 10/31/2021	20,389
	170,100	1.38%, 09/30/2018	170,837
	145,600	1.50%, 08/31/2018	146,533
	177,300	1.63%, 11/15/2022	172,833

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 170,600	1.75%, 09/30/2019	$172,126
183,400	2.00%, 11/15/2021	184,095
167,200	2.13%, 08/15/2021	169,042
121,400	2.13%, 05/15/2025	118,991
183,500	2.38%, 12/31/2020	188,001

		1,666,898

	Total U.S. Government Securities (cost $1,993,602)	1,980,426

Common Stocks - 35.9%
	Automobiles & Components - 0.8%
61	Continental AG	11,941
803	Daimler AG	60,391
400	Fuji Heavy Industries Ltd.	16,006
1,821	General Motors Co.	66,667
3,400	Nissan Motor Co., Ltd.	33,637
999	Schaeffler AG (Preference Shares)	16,200

		204,842

	Banks - 2.4%
244,000	Agricultural Bank of China Ltd. Class H	101,924
30,000	Bank of China Ltd. Class H	13,587
213	Bank of Montreal	16,112
282	Bank of Nova Scotia	16,852
1,797	Bank of Queensland Ltd.	16,327
1,312	Barclays Africa Group Ltd.	15,452
245	BNP Paribas S.A.	15,673
1,508	Canadian Imperial Bank of Commerce	128,416
207,000	China Construction Bank Corp. Class H	153,467
880	DNB ASA	14,681
37,000	Industrial & Commercial Bank of China Ltd. Class H	22,621
949	ING Groep N.V.	13,633
22,743	Intesa Sanpaolo S.p.A.	53,420
3,100	Public Bank Bhd	14,067
241	Royal Bank of Canada	17,328
247	Wells Fargo & Co.	13,914

		627,474

	Capital Goods - 1.8%
532	3M Co.	93,004
5,081	ABB Ltd.*	121,084
121	Cummins, Inc.	17,788
33	Geberit AG	14,104
1,000	ITOCHU Corp.	13,776
141	MAN SE	14,618
130	Rockwell Automation, Inc.	19,239
194	Safran S.A.	13,151
77	Schindler Holding AG	14,677
1,586	Vinci S.A.	111,173
1,184	Volvo AB Class B	15,153
257	Wolseley plc	15,916
58	WW Grainger, Inc.	14,649

		478,332

	Commercial & Professional Services - 0.2%
730	Experian plc	14,098
860	RELX N.V.	14,526
352	Robert Half International, Inc.	16,565

		45,189

	Consumer Durables & Apparel - 0.6%
2,234	Barratt Developments plc	13,472
2,746	Persimmon plc	66,883
32,411	Taylor Wimpey plc	68,426

		148,781

	Consumer Services - 0.6%
764	Compass Group plc	13,597

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

178	Darden Restaurants, Inc.	$13,044
481	Flight Centre Travel Group Ltd.	10,936
115	McDonald’s Corp.	14,095
1,595	Starbucks Corp.	88,076
2,809	William Hill plc	9,163
217	Yum! Brands, Inc.	14,220

		163,131

	Diversified Financials - 1.1%
7,238	3i Group plc	63,939
190	American Express Co.	14,512
329	Eaton Vance Corp.	13,795
4,258	FirstRand Ltd.	15,862
388	Investor AB Class B	15,487
473	MSCI, Inc.	39,141
186	Partners Group Holding AG	93,998
3,440	RMB Holdings Ltd.	16,597
181	T Rowe Price Group, Inc.	12,207

		285,538

	Energy - 3.3%
3,747	Caltex Australia Ltd.	81,320
329	Enbridge, Inc.	14,007
13,000	Formosa Petrochemical Corp.	44,408
1,916	Lukoil PJSC ADR	107,976
1,499	Marathon Petroleum Corp.	72,027
2,197	Neste Oyj	76,440
164	Phillips 66	13,386
2,300	Polski Koncern Naftowy Orlen S.A.	46,675
107	SK Innovation Co., Ltd.	14,495
2,280	Surgutneftegas OJSC ADR	12,254
729	Tatneft PJSC ADR	29,719
4,171	Total S.A.	211,032
1,884	Valero Energy Corp.	123,892

		847,631

	Food & Staples Retailing - 1.0%
1,063	BIM Birlesik Magazalar AS	15,174
979	CVS Health Corp.	77,155
2,770	Kroger Co.	94,069
1,265	Wal-Mart Stores, Inc.	84,426

		270,824

	Food, Beverage & Tobacco - 3.0%
11	Barry Callebaut AG	13,611
1,660	Campbell Soup Co.	103,302
516	Coca-Cola HBC AG*	11,795
191	Danone S.A.	11,974
3,239	Diageo plc	89,972
655	Dr Pepper Snapple Group, Inc.	59,736
2,124	General Mills, Inc.	132,707
352	Hormel Foods Corp.	12,778
108	JM Smucker Co.	14,672
5,087	Marine Harvest ASA	89,815
952	McCormick & Co., Inc.	90,964
902	PepsiCo, Inc.	93,610
473	Saputo, Inc.	17,415
233	Tyson Foods, Inc. Class A	14,630
18,500	WH Group Ltd.(1)	14,051

		771,032

	Health Care Equipment & Services - 0.6%
776	Cardinal Health, Inc.	58,169
448	Humana, Inc.	88,928
87	UnitedHealth Group, Inc.	14,103

		161,200

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Household & Personal Products - 0.8%
306	Church & Dwight Co., Inc.	$13,837
802	Clorox Co.	96,240
155	Estee Lauder Cos., Inc. Class A	12,588
165	Reckitt Benckiser Group plc	14,158
1,556	Unilever N.V.	63,114

		199,937

	Insurance - 2.6%
1,027	Allianz SE	174,553
5,552	AXA S.A.	136,453
640	Baloise Holding AG	82,408
926	Manulife Financial Corp.	17,755
700	MS&AD Insurance Group Holdings, Inc.	23,418
1,222	Power Financial Corp.	31,751
884	Prudential Financial, Inc.	92,917
1,293	Swiss Re AG	120,829

		680,084

	Materials - 1.2%
188	Avery Dennison Corp.	13,728
206	Covestro AG(1)	15,502
68	EMS-Chemie Holding AG	35,102
473	Evonik Industries AG	15,354
1,435	LyondellBasell Industries N.V. Class A	133,842
2,200	Mitsubishi Chemical Holdings Corp.	15,345
79	Sherwin-Williams Co.	24,001
26,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	16,100
1,674	Stora Enso Oyj Class R	18,997
746	UPM-Kymmene Oyj	16,919

		304,890

	Media - 0.2%
638	Eutelsat Communications S.A.	10,882
203	Omnicom Group, Inc.	17,387
655	SES S.A.	12,736
3,116	Sirius XM Holdings, Inc.	14,708

		55,713

	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
327	Agilent Technologies, Inc.	16,013
631	Amgen, Inc.	98,865
6,800	Astellas Pharma, Inc.	91,268
968	Bayer AG	107,525
1,276	CSL Ltd.	108,779
63	Galenica AG	69,073
1,264	Gilead Sciences, Inc.	91,577
811	Johnson & Johnson	91,846
79	Lonza Group AG*	14,514
138	Merck KGaA	15,226
700	Mitsubishi Tanabe Pharma Corp.	14,040
1,800	Otsuka Holdings Co., Ltd.	82,922
96	Thermo Fisher Scientific, Inc.	14,629

		816,277

	Real Estate - 0.1%
5,000	Wheelock & Co., Ltd.	30,390

	Retailing - 1.3%
458	Best Buy Co., Inc.	20,390
3,873	Gap, Inc.	89,195
153	Genuine Parts Co.	14,812
107	Home Depot, Inc.	14,721
917	Industria de Diseno Textil S.A.	30,330
1,224	Ross Stores, Inc.	80,919
171	Target Corp.	11,026
1,183	TJX Cos., Inc.	88,631

		350,024

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Semiconductors & Semiconductor Equipment - 2.3%
6,293	Intel Corp.	$231,708
204	QUALCOMM, Inc.	10,900
40,000	Taiwan Semiconductor Manufacturing Co., Ltd.	238,355
1,283	Texas Instruments, Inc.	96,918
252	Xilinx, Inc.	14,666

		592,547

	Software & Services - 0.8%
774	Accenture plc Class A	88,135
938	Mastercard, Inc. Class A	99,738
300	Oracle Corp. Japan	16,809
635	Western Union Co.	12,433

		217,115

	Technology Hardware & Equipment - 0.8%
833	Apple, Inc.	101,085
468	Cisco Systems, Inc.	14,377
29,500	Hon Hai Precision Industry Co., Ltd.	79,112

		194,574

	Telecommunication Services - 2.8%
5,552	AT&T, Inc.	234,072
2,263	BCE, Inc.	102,015
28,094	BT Group plc	107,741
42,000	China Telecom Corp. Ltd. Class H	19,830
1,126	Elisa Oyj	37,943
25,000	HKT Trust & HKT Ltd. UNIT	34,923
1,302	Inmarsat plc	9,976
300	Nippon Telegraph & Telephone Corp.	13,252
13,600	StarHub Ltd.	28,634
238	Swisscom AG	104,993
47,500	Telekomunikasi Indonesia Persero Tbk PT	13,769
2,803	Telkom S.A. SOC Ltd.	15,361
273	Verizon Communications, Inc.	13,380

		735,889

	Transportation - 1.1%
1,212	CH Robinson Worldwide, Inc.	92,185
278	Delta Air Lines, Inc.	13,133
2,900	Japan Airlines Co., Ltd.	92,345
27,727	Qantas Airways Ltd.	71,670
118	United Parcel Service, Inc. Class B	12,877

		282,210

	Utilities - 3.4%
370	Ameren Corp.	19,480
14,551	AusNet Services	17,453
67,000	China Power International Development Ltd.	24,145
18,000	China Resources Power Holdings Co., Ltd.	30,915
1,500	CLP Holdings Ltd.	14,641
351	CMS Energy Corp.	14,953
181	Consolidated Edison, Inc.	13,457
203	Dominion Resources, Inc.	15,485
184	DTE Energy Co.	18,150
1,792	Duke Energy Corp.	140,744
209	Edison International	15,232
15,500	HK Electric Investments & HK Electric Investments Ltd. UNIT(1)	12,938
54,000	Huadian Power International Corp. Ltd. Class H	22,952
96,000	Huaneng Power International, Inc. Class H	62,275
2,253	Iberdrola S.A.	14,230
530	Italgas S.p.A.*	2,014
834	Korea Electric Power Corp.	30,544
9,982	National Grid plc	116,921
114	NextEra Energy, Inc.	14,104
4,000	Osaka Gas Co., Ltd.	14,994
368	PPL Corp.	12,821
2,540	Public Service Enterprise Group, Inc.	112,395

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

762	Red Electrica Corp. S.A.	$13,626
281	Southern Co.	13,890
1,100	Tohoku Electric Power Co., Inc.	13,428
18,000	Tokyo Gas Co., Ltd.	79,881
231	WEC Energy Group, Inc.	13,641
348	Xcel Energy, Inc.	14,379

		889,688

	Total Common Stocks (cost $9,037,314)	9,353,312

Exchange Traded Funds - 3.9%
	Other Investment Pools & Funds - 3.9%
1,759	iShares iBoxx $ High Yield Corporate Bond ETF	153,631
7,416	iShares iBoxx $ Investment Grade Corporate Bond ETF	870,268

	Total Exchange Traded Funds (cost $1,046,081)	1,023,899

Preferred Stocks - 0.1%
	Banks - 0.1%
800	KeyCorp Series E 6.13%(2)(3)	21,920

	Total Preferred Stocks (cost $20,000)	21,920

Closed End Funds - 2.1%
	Other Investment Pools & Funds - 2.1%
32,080	3i Infrastructure plc	77,000
56,859	BBGI SICAV SA	101,392
46,819	GCP Infrastructure Investments Ltd.	72,916
48,392	HICL Infrastructure Co. Ltd.	98,036
52,182	International Public Partnerships Ltd.	100,896
76,706	Starwood European Real Estate Finance Ltd.	105,181

	Total Closed End Funds (cost $639,779)	555,421

Affiliated Investment Companies - 0.1%
	International/Global Equity Funds - 0.1%
39,788	Schroder Advanced Beta Global Equity Value Fund, Class X	31,458

	Total Affiliated Investment Companies (cost $29,600)	31,458

	Total Long-Term Investments (cost $23,457,541)	23,678,532
Short-Term Investments - 9.3%
	Other Investment Pools & Funds - 4.5%
1,177,797	Morgan Stanley Treasury Securities Portfolio, Institutional Class	1,177,797

	U.S. Treasury - 4.8%
	U.S. Treasury Bills - 4.8%
200,000	0.46%, 03/02/2017(6)	199,925
250,000	0.47%, 03/30/2017(6)	249,812
300,000	0.50%, 04/27/2017(6)	299,645
300,000	0.53%, 06/15/2017(6)	299,418
200,000	0.60%, 07/20/2017(6)	199,425

		1,248,225

	Total Short-Term Investments (cost $2,426,038)	2,426,022

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments Excluding Purchased Options (cost $25,883,579)	100.1%	$26,104,554
Total Purchased Options (cost $90,441)	0.1%	$13,759

Total Investments (cost $25,974,020)^	100.1%	$26,118,313
Other Assets and Liabilities	(0.1)%	(28,375)

Total Net Assets	100.0%	$26,089,938

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$872,683
Unrealized Depreciation	(728,390)

Net Unrealized Appreciation	$144,293

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $2,915,810, which represents 11.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $1,323,604, which represents 5.1% of total net assets.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at January 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate		Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
Dax Index Option	JPM	11,150.00	EUR	02/17/17	EUR	35	$1,715	$7,643	$(5,928)
Dax Index Option	JPM	11,150.00	EUR	02/17/17	EUR	35	1,715	6,153	(4,438)
Dax Index Option	JPM	11,150.00	EUR	02/17/17	EUR	45	2,205	9,826	(7,621)
FTSE 100 Index Option	CITI	6,875.00	GBP	02/17/17	GBP	50	1,168	6,116	(4,948)
FTSE 100 Index Option	JPM	6,875.00	GBP	02/17/17	GBP	50	1,168	4,976	(3,808)
FTSE 100 Index Option	CITI	6,875.00	GBP	02/17/17	GBP	60	1,401	7,338	(5,937)
FTSE 100 Index Option	JPM	6,500.00	GBP	02/17/17	GBP	160	662	2,464	(1,802)

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Mini MSCI Emerging Market Index Option	CITI	850.00	USD	02/20/17	USD	450	$965	12,772	(11,807)
Mini MSCI Emerging Market Index Option	CITI	850.00	USD	02/20/17	USD	600	1,286	17,028	(15,742)
MSCI Emerging Market USD Hedged Index Option	JPM	850.00	USD	02/20/17	USD	450	965	12,600	(11,635)
MSCI Emerging Market USD Hedged Index Option	JPM	750.00	USD	02/20/17	USD	1,500	509	3,525	(3,016)

Total Puts						3,435	$13,759	$90,441	$(76,682)

Total purchased option contracts						3,435	$13,759	$90,441	$(76,682)

Written option contracts:
Puts
FTSE 100 Index Option	CITI	6,500.00	GBP	02/17/17	GBP	(60)	$(249)	$(1,966)	$1,717
FTSE 100 Index Option	CITI	6,500.00	GBP	02/17/17	GBP	(50)	(207)	(1,638)	1,431
FTSE 100 Index Option	JPM	6,500.00	GBP	02/17/17	GBP	(50)	(206)	(1,514)	1,308
Mini MSCI Emerging Market Index Option	CITI	750.00	USD	02/20/17	USD	(600)	(203)	(2,856)	2,653
Mini MSCI Emerging Market Index Option	CITI	750.00	USD	02/20/17	USD	(450)	(153)	(2,142)	1,989
MSCI Emerging Marke USD Hedged Index Option	JPM	750.00	USD	02/20/17	USD	(450)	(153)	(1,800)	1,647

Total Puts						(1,660)	$(1,171)	$(11,916)	$10,745

Total written option contracts						(1,660)	$(1,171)	$(11,916)	$10,745

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Future	4	03/17/2017	$142,047	$139,644	$(2,403)
Tokyo Price Index Future	2	03/09/2017	271,420	268,710	(2,710)

Total					$(5,113)

Short position contracts:
Canadian Government 10-Year Bond Future	2	03/22/2017	$210,677	$211,243	$(566)
Euro-BTP Future	2	03/08/2017	286,368	282,635	3,733
Euro-Bund Future	2	03/08/2017	352,077	350,039	2,038
FTSE 100 Index Future	7	03/17/2017	603,244	620,426	(17,182)
FTSE/MIB Index Future	1	03/17/2017	101,040	100,248	792
Long Gilt Future	1	03/29/2017	156,342	155,828	514
U.S. Treasury 10-Year Note Future	2	03/22/2017	249,966	248,938	1,028
U.S. Treasury 5-Year Note Future	1	03/31/2017	118,029	117,867	162

Total					$(9,481)

Total futures contracts					$(14,594)

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

AUD	Buy	03/16/17	HSBC	$531,263	$534,098	$2,835
AUD	Sell	03/16/17	ANZ	1,361,563	1,400,777	(39,214)
BRL	Sell	04/04/17	BCLY	108,689	116,129	(7,440)
CAD	Buy	02/03/17	CSFB	129,538	129,856	318
CAD	Sell	02/03/17	BCLY	4,904	4,978	(74)
CAD	Sell	02/03/17	SCB	120,192	124,878	(4,686)
CAD	Sell	03/03/17	CSFB	129,573	129,893	(320)
CAD	Sell	03/16/17	JPM	522,367	524,353	(1,986)

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CAD	Sell	03/16/17	SSG	368,648	$375,197	(6,549)
CAD	Sell	03/16/17	JPM	515,343	525,891	(10,548)
CHF	Sell	03/16/17	SCB	677,277	699,080	(21,803)
EUR	Buy	02/03/17	CSFB	291,251	291,388	137
EUR	Buy	02/03/17	CBK	7,745	7,828	83
EUR	Buy	02/03/17	SCB	6,132	6,209	77
EUR	Sell	02/03/17	BNP	10,562	10,771	(209)
EUR	Sell	02/03/17	SSG	26,943	27,761	(818)
EUR	Sell	02/03/17	BCLY	258,810	266,893	(8,083)
EUR	Sell	03/03/17	CSFB	291,553	291,710	(157)
EUR	Sell	03/16/17	BCLY	2,195,013	2,253,063	(58,050)
GBP	Buy	02/03/17	SSG	27,030	27,793	763
GBP	Buy	02/03/17	CSFB	236,859	237,133	274
GBP	Buy	03/16/17	SSG	304,718	312,298	7,580
GBP	Sell	02/03/17	CBK	9,145	9,328	(183)
GBP	Sell	02/03/17	JPM	248,962	255,599	(6,637)
GBP	Sell	03/03/17	CSFB	236,976	237,261	(285)
GBP	Sell	03/16/17	CSFB	1,410,504	1,464,525	(54,021)
HKD	Sell	03/16/17	BCLY	511,437	511,155	282
HUF	Buy	03/16/17	JPM	95,657	96,240	583
HUF	Sell	03/16/17	RBC	93,946	96,241	(2,295)
INR	Buy	03/16/17	SCB	438,189	442,477	4,288
JPY	Buy	03/16/17	BCLY	288,894	293,297	4,403
JPY	Buy	03/16/17	CBK	189,717	192,548	2,831
JPY	Buy	03/16/17	CBK	65,756	66,737	981
JPY	Buy	03/16/17	HSBC	265,999	266,639	640
JPY	Sell	03/16/17	BCLY	606,474	626,674	(20,200)
KRW	Buy	03/16/17	BCLY	260,611	264,287	3,676
KRW	Buy	03/16/17	UBS	302,149	299,583	(2,566)
KRW	Sell	03/16/17	HSBC	1,384,938	1,408,382	(23,444)
MXN	Sell	03/16/17	RBS	165,470	174,378	(8,908)
NOK	Buy	03/16/17	JPM	426,075	437,842	11,767
NOK	Buy	03/16/17	JPM	262,374	269,255	6,881
NOK	Buy	03/16/17	JPM	110,945	114,009	3,064
NOK	Buy	03/16/17	JPM	243,097	242,572	(525)
NOK	Sell	03/16/17	CBK	108,712	114,009	(5,297)
NZD	Buy	03/16/17	SSG	269,170	277,690	8,520
NZD	Sell	03/16/17	SSG	265,262	278,422	(13,160)
PLN	Buy	03/16/17	SSG	130,321	133,748	3,427
PLN	Buy	03/16/17	JPM	214,433	215,345	912
PLN	Sell	03/16/17	HSBC	334,614	349,093	(14,479)
RUB	Buy	03/16/17	CSFB	217,786	219,215	1,429
SGD	Sell	03/16/17	SCB	63,888	65,304	(1,416)
THB	Sell	03/16/17	BCLY	136,115	137,714	(1,599)
TRY	Buy	03/16/17	JPM	194,089	197,351	3,262
TRY	Sell	03/16/17	RBS	283,762	296,551	(12,789)
TWD	Sell	03/16/17	BCLY	1,723,233	1,731,301	(8,068)
ZAR	Buy	03/16/17	JPM	225,057	234,099	9,042

Total						$(257,754)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CITI	Citigroup Global Markets, Inc.
CSFB	Credit Suisse First Boston Corp.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities, Inc.

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
FTSE	Financial Times and Stock Exchange
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$6,280,742	$—	$6,280,742	$—
Foreign Government Obligations	4,431,354	—	4,431,354	—
U.S. Government Securities	1,980,426	—	1,980,426	—
Common Stocks
Automobiles & Components	204,842	66,667	138,175	—
Banks	627,474	206,689	420,785	—
Capital Goods	478,332	144,680	333,652	—
Commercial & Professional Services	45,189	16,565	28,624	—
Consumer Durables & Apparel	148,781	—	148,781	—
Consumer Services	163,131	129,435	33,696	—
Diversified Financials	285,538	79,655	205,883	—
Energy	847,631	223,312	624,319	—
Food & Staples Retailing	270,824	255,650	15,174	—
Food, Beverage & Tobacco	771,032	539,814	231,218	—
Health Care Equipment & Services	161,200	161,200	—	—
Household & Personal Products	199,937	122,665	77,272	—
Insurance	680,084	142,423	537,661	—
Materials	304,890	171,571	133,319	—
Media	55,713	32,095	23,618	—
Pharmaceuticals, Biotechnology & Life Sciences	816,277	312,930	503,347	—
Real Estate	30,390	—	30,390	—
Retailing	350,024	319,694	30,330	—
Semiconductors & Semiconductor Equipment	592,547	354,192	238,355	—
Software & Services	217,115	200,306	16,809	—
Technology Hardware & Equipment	194,574	115,462	79,112	—
Telecommunication Services	735,889	349,467	386,422	—
Transportation	282,210	118,195	164,015	—
Utilities	889,688	420,745	468,943	—
Exchange Traded Funds	1,023,899	1,023,899	—	—
Preferred Stocks	21,920	21,920	—	—
Closed End Funds	555,421	457,385	98,036	—
Affiliated Investment Companies	31,458	31,458	—	—
Short-Term Investments	2,426,022	1,177,797	1,248,225	—
Purchased Options	13,759	—	13,759	—
Foreign Currency Contracts(2)	78,055	—	78,055	—
Futures Contracts(2)	8,267	8,267	—	—

Total	$26,204,635	$7,204,138	$19,000,497	$—

Liabilities
Foreign Currency Contracts(2)	$(335,809)	$—	$(335,809)	$—
Futures Contracts(2)	(22,861)	(22,861)	—	—
Written Options	(1,171)	—	(1,171)	—

Total	$(359,841)	$(22,861)	$(336,980)	$—

(1) For the period ended January 31, 2017, investments valued at $147,783 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $176,853 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.4%
	Australia - 5.3%
65,829	Acrux Ltd.*	$15,477
309,824	Adelaide Brighton Ltd.	1,203,854
176,641	Asaleo Care Ltd.	202,115
37,791	Ausdrill Ltd.*	40,103
22,416	BGP Holdings plc(1)(2)	1,458
108,705	BHP Billiton Ltd.	2,205,432
108,139	BHP Billiton plc	1,972,217
79,595	BlueScope Steel Ltd.	676,819
302,951	BWP Trust REIT	671,126
69,442	Cabcharge Australia Ltd.	192,227
18,469	Cedar Woods Properties Ltd.	75,409
183,947	Charter Hall Group REIT	655,832
471,174	Coca-Cola Amatil Ltd.	3,484,493
61,175	Collection House Ltd.	63,372
577,472	Cromwell Property Group REIT	427,066
88,010	CSR Ltd.	294,721
179,983	Downer EDI Ltd.	847,178
7,355	DWS Ltd.	8,317
13,276	Fleetwood Corp. Ltd.*	19,458
29,018	Flight Centre Travel Group Ltd.	659,780
72,632	Folkestone Education Trust REIT	137,159
109,440	Fortescue Metals Group Ltd.	553,798
68,830	GWA Group Ltd.	136,902
88,735	Iluka Resources Ltd.	509,246
244,870	Karoon Gas Australia Ltd.*	334,040
98,377	MACA Ltd.	118,343
25,258	Macquarie Group Ltd.	1,621,954
222,513	Medusa Mining Ltd.*	67,668
984,375	Metals X Ltd.*	597,269
75,096	Mineral Resources Ltd.	701,189
65,739	Monadelphous Group Ltd.	518,822
228,593	Myer Holdings Ltd.	209,989
243,673	OZ Minerals Ltd.	1,662,725
1,647,597	Perseus Mining Ltd.*	421,004
824,890	Ramelius Resources Ltd.*	376,860
841,349	Resolute Mining Ltd.	936,329
85,941	Sandfire Resources NL	430,033
162,553	Seek Ltd.	1,781,680
337,480	Seven West Media Ltd.	207,552
290,086	Southern Cross Media Group Ltd.	323,450
465,978	St. Barbara Ltd.*	824,923
1,142,396	Telstra Corp. Ltd.	4,334,298
183,394	Westgold Resources Ltd.*	276,086
34,423	Woodside Petroleum Ltd.	825,346

		31,623,119

	Austria - 0.5%
10,524	Andritz AG	568,820
14,747	EVN AG	180,565
14,298	Oesterreichische Post AG	517,233
55,773	OMV AG	1,951,947

		3,218,565

	Belgium - 0.9%
141,302	AGFA-Gevaert N.V.*	557,350
1,119	Barco N.V.	97,156
31,884	Colruyt S.A.	1,560,439
9,037	EVS Broadcast Equipment S.A.	312,662
79,783	Proximus S.A.	2,291,341
2,702	Sofina S.A.	367,066
3,145	Van de Velde N.V.	219,896

		5,405,910

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Brazil - 1.7%
277,300	Banco do Estado do Rio Grande do Sul S.A. Class B, (Preference Shares)	$1,386,016
62,379	BTG Pactual Group UNIT	328,217
29,700	Cia de Saneamento Basico do Estado de Sao Paulo ADR	295,812
77,200	Cia de Saneamento de Minas Gerais-COPASA	1,057,393
62,717	Cia Energetica de Minas Gerais ADR	178,116
100,300	Cia Energetica de Sao Paulo Class B, (Preference Shares)	553,845
49,700	Cia Hering	244,470
76,900	Cia Paranaense de Energia ADR	785,149
27,800	Cosan S.A. Industria e Comercio	355,275
159,800	EDP - Energias do Brasil S.A.	712,510
93,500	Engie Brasil Energia S.A.	1,062,264
13,600	Eternit S.A.*	6,474
12,300	Grendene S.A.	72,252
49,800	Multiplus S.A.	562,307
21,700	QGEP Participacoes S.A.	39,115
63,100	Qualicorp S.A.	412,710
148,100	Transmissora Alianca de Energia Eletrica S.A.	1,008,608
38,200	Vale S.A.	390,110
45,100	Vale S.A. (Preference Shares)	437,246

		9,887,889

	Cambodia - 0.0%
170,000	NagaCorp Ltd.	99,761

	Canada - 3.9%
388,900	Athabasca Oil Corp.*	496,118
40,000	BCE, Inc.	1,803,189
17,500	Boardwalk Real Estate Investment Trust REIT	634,640
55,070	Cameco Corp.	701,256
16,600	Canadian Real Estate Investment Trust REIT	603,532
7,800	Canfor Pulp Products, Inc.	62,760
20,800	Celestica, Inc.*	288,842
84,300	Centerra Gold, Inc.	416,560
46,800	CI Financial Corp.	978,259
114,600	Crew Energy, Inc.*	509,920
56,600	Dominion Diamond Corp.	566,761
200	E-L Financial Corp. Ltd.	111,740
153,000	Eldorado Gold Corp.*	540,865
188,147	Entertainment One Ltd.	546,041
12,600	First Quantum Minerals Ltd.	158,898
64,500	Genworth MI Canada, Inc.	1,617,395
10,300	Gluskin Sheff + Associates, Inc.	144,616
33,400	Goldcorp, Inc.	540,047
49,600	Granite Oil Corp.	195,541
15,200	Granite Real Estate Investment Trust REIT	518,406
135,200	Husky Energy, Inc.*	1,744,483
90,600	IAMGOLD Corp.*	419,145
71,300	Kinross Gold Corp.*	277,803
12,700	Linamar Corp.	558,361
31,200	Magna International, Inc.	1,349,662
27,200	Medical Facilities Corp.	396,320
1,300	Morguard Real Estate Investment Trust REIT	15,045
166,900	Nevsun Resources Ltd.	525,871
12,600	Noranda Income Fund UNIT	22,852
29,600	North West Co., Inc.	666,043
173,400	Primero Mining Corp.*	130,591
45,200	RioCan REIT	903,479
36,300	Rogers Sugar, Inc.	185,231
150,800	SEMAFO, Inc.*	562,060
230,300	Surge Energy, Inc.	499,094
17,300	Teck Resources Ltd. Class B	423,975
393,400	Teranga Gold Corp.*	266,046
3,300	Torstar Corp. Class B	4,844
40,200	Transcontinental, Inc. Class A	669,459
183,500	Turquoise Hill Resources Ltd.*	664,196

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

297,700	Western Forest Products, Inc.	$425,531
80,400	Wi-LAN, Inc.	131,606
166,500	Yamana Gold, Inc.	550,202
10,410	Yellow Pages Ltd.*	143,200

		22,970,485

	Cayman Islands - 0.1%
117,000	Cheung Kong Property Holdings Ltd.	769,027

	Chile - 0.2%
98,700	Enel Americas S.A. ADR	891,261
52,500	Enel Chile S.A.	253,050

		1,144,311

	China - 4.0%
7,352	51job, Inc. ADR*	258,643
3,097,000	Agricultural Bank of China Ltd. Class H	1,293,683
63,000	Anhui Conch Cement Co., Ltd. Class H	202,732
4,304,000	Bank of China Ltd. Class H	1,949,352
30,000	Baoye Group Co., Ltd. Class H	22,208
1,742,000	China BlueChemical Ltd. Class H	604,946
207,000	China Child Care Corp. Ltd.*	12,100
582,000	China Communications Services Corp. Ltd. Class H	395,627
1,823,000	China Construction Bank Corp. Class H	1,351,551
36,000	China Lilang Ltd.	21,767
1,266,000	China Petroleum & Chemical Corp. Class H	1,000,047
892,000	China Shenhua Energy Co., Ltd. Class H	1,885,071
306,000	China Shineway Pharmaceutical Group Ltd.	352,439
80,000	China Taifeng Beddings Holdings Ltd.*(1)(2)	—
389,000	CNOOC Ltd.	485,765
850,000	Dongfeng Motor Group Co., Ltd. Class H	901,117
328,000	FIH Mobile Ltd.	105,389
191,000	Haitian International Holdings Ltd.	388,539
345,500	Hengan International Group Co., Ltd.	2,828,693
3,503,000	Industrial & Commercial Bank of China Ltd. Class H	2,141,680
1,016,000	Jiangsu Expressway Co., Ltd. Class H	1,272,446
1,250,000	Lenovo Group Ltd.	818,772
213,000	Pacific Online Ltd.	56,047
26,300	Qinqin Foodstuffs Group Cayman Co., Ltd.*	8,339
1,694,000	Shanghai Electric Group Co., Ltd. Class H*	770,946
370,000	Shenguan Holdings Group Ltd.	27,020
5,364,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,578,875
477,000	Sinopec Engineering Group Co., Ltd. Class H	387,377
1,142,000	Sinotrans Ltd. Class H	476,166
122,000	Xingda International Holdings Ltd.	59,162
1,411,500	Yangzijiang Shipbuilding Holdings Ltd.	807,211
4,000	Zhaopin Ltd. ADR*	64,000
994,000	Zhejiang Expressway Co., Ltd. Class H	998,411

		23,526,121

	Denmark - 1.0%
124,445	Novo Nordisk A/S Class B	4,497,409
36,500	Scandinavian Tobacco Group AS Class A(3)	626,839
80,953	Spar Nord Bank A/S	945,482

		6,069,730

	Finland - 0.5%
10,974	Neste Oyj	381,819
23,795	Sampo Oyj Class A	1,101,911
14,992	Tieto Oyj	414,866
33,707	UPM-Kymmene Oyj	764,472

		2,663,068

	France - 4.7%
4,294	Altamir	61,372
95,260	AXA S.A.	2,341,229
30,632	BNP Paribas S.A.	1,959,584
8,325	Christian Dior SE	1,787,089

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

5,734	Cie Generale des Etablissements Michelin	$616,017
69,053	Coface S.A.*	446,310
147,147	Engie S.A.	1,761,720
12,674	Euler Hermes Group	1,144,344
13,111	Eutelsat Communications S.A.	223,630
18,123	Faurecia	787,436
747	FFP	65,132
14,037	Imerys S.A.	1,127,260
1,738	Kaufman & Broad S.A.	67,674
755	Linedata Services	38,681
66,006	Metropole Television S.A.	1,297,474
3,077	MGI Coutier	86,465
26,688	Neopost S.A.	882,123
41,499	Peugeot S.A.*	772,321
30,105	Plastic Omnium S.A.	1,021,358
28,696	Publicis Groupe S.A.	1,971,386
7,352	Renault S.A.	662,001
48,764	Sanofi	3,919,478
27,922	Societe Generale S.A.	1,365,037
54,636	Total S.A.	2,764,317
2,937	Unibail-Rodamco SE REIT	676,837

		27,846,275

	Gabon - 0.0%
655	Total Gabon	115,889

	Germany - 3.8%
763	Amadeus Fire AG	60,127
23,662	BASF SE	2,284,182
34,966	Bayer AG	3,883,991
1,505	Bijou Brigitte AG	90,932
104,438	Commerzbank AG	908,364
26,623	Covestro AG(3)	2,003,480
61,497	Deutsche Bank AG*	1,228,154
15,506	Deutsche Euroshop AG	644,562
15,118	Deutsche Lufthansa AG	201,955
15,589	Hamburger Hafen und Logistik AG	317,772
26,418	HUGO BOSS AG	1,697,297
97	KSB AG (Preference Shares)	36,568
7,564	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,424,348
18,872	Porsche Automobil Holding SE (Preference Shares)	1,135,211
47,037	Schaeffler AG (Preference Shares)	762,751
17,367	Siemens AG	2,246,567
10,227	SMA Solar Technology AG	263,440
61,535	Software AG	2,219,783
9,326	STADA Arzneimittel AG	480,356
3,582	STO SE & Co. KGaA (Preference Shares)	365,199
21,814	Takkt AG	486,977

		22,742,016

	Greece - 0.3%
287,374	Alpha Bank A.E.*	509,964
5,369	Grivalia Properties REIC A.E. REIT	46,019
4,457	JUMBO S.A.	62,584
6,500	Metka Industrial - Construction S.A.	45,328
62,787	OPAP S.A.	555,784
2,847,483	Piraeus Bank S.A.*	543,821

		1,763,500

	Hong Kong - 4.4%
606,000	Allied Properties HK Ltd.	135,717
32,000	AMVIG Holdings Ltd.	11,012
221,016	Asian Citrus Holdings Ltd.*(1)(2)	14,945
761,000	Belle International Holdings Ltd.	463,864
326,000	BOC Hong Kong Holdings Ltd.	1,303,309
922,000	Champion REIT	497,976
922,000	Champion Technology Holdings Ltd.*	14,798
60,000	Chaoda Modern Agriculture Holdings Ltd.*	1,740

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

510,000	China Lumena New Materials Corp.*(1)(2)	$—
236,000	China Mobile Ltd.	2,655,619
626,000	China Overseas Land & Investment Ltd.	1,838,219
25,000	Chong Hing Bank Ltd.	49,178
810,000	CSI Properties Ltd.	34,858
300,400	Dah Sing Banking Group Ltd.	585,814
111,600	Dah Sing Financial Holdings Ltd.	861,735
13,000	Dickson Concepts International Ltd.	4,633
285,000	Emperor Entertainment Hotel Ltd.	66,610
48,000	Fairwood Holdings Ltd.	179,046
424,000	Giordano International Ltd.	229,622
23,000	Goldlion Holdings Ltd.	9,160
1,354,000	Guangdong Investment Ltd.	1,680,183
123,000	Hang Lung Properties Ltd.	302,712
6,811	Hanison Construction Holdings Ltd.	1,213
123,561	Henderson Land Development Co., Ltd.	682,049
394,000	HKT Trust & HKT Ltd. UNIT	550,385
137,400	Hongkong Land Holdings Ltd.	927,963
134,000	Hopewell Holdings Ltd.	478,462
190,000	Hysan Development Co., Ltd.	865,915
73,000	Kerry Properties Ltd.	206,578
223,500	Kingboard Chemical Holdings Ltd.	769,072
2,300,000	Kunlun Energy Co., Ltd.	1,826,659
501,000	Lai Sun Development Co., Ltd.	10,735
160,000	Lifestyle International Holdings Ltd.	205,157
140,500	Link REIT	960,118
30,000	Luk Fook Holdings International Ltd.	88,148
122,000	NWS Holdings Ltd.	219,229
63,000	Prosperity REIT	25,538
68,000	Qingling Motors Co., Ltd. Class H	22,420
446,000	Real Nutriceutical Group Ltd.	35,482
402,000	S.A. Sa International Holdings Ltd.	160,178
2,630,000	Shougang Fushan Resources Group Ltd.	513,012
254,000	Sino Land Co., Ltd.	419,696
91,000	Sitoy Group Holdings Ltd.	23,222
184,000	SmarTone Telecommunications Holdings Ltd.	253,747
20,000	Soundwill Holdings Ltd.	36,812
96,000	Sun Hung Kai Properties Ltd.	1,321,061
206,000	Sunlight Real Estate Investment Trust REIT	124,492
79,000	Swire Pacific Ltd. Class A	804,845
371,800	Swire Properties Ltd.	1,046,160
41,000	TAI Cheung Holdings Ltd.	37,340
198,000	Texwinca Holdings Ltd.	126,866
187,000	Wharf Holdings Ltd.	1,402,179
202,000	Wheelock & Co., Ltd.	1,227,739
28,000	Yuexiu Transport Infrastructure Ltd.	17,687

		26,330,909

	Hungary - 0.3%
16,117	MOL Hungarian Oil & Gas plc	1,135,779
16,387	Wizz Air Holdings plc*(3)	367,891

		1,503,670

	India - 0.5%
154,300	Infosys Ltd. ADR	2,124,711
44,300	Vedanta Ltd. ADR	655,640

		2,780,351

	Indonesia - 0.4%
2,089,500	Bank Negara Indonesia Persero Tbk PT	892,762
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	55,638
1,837,000	Panin Financial Tbk PT*	24,647
1,339,200	Semen Indonesia Persero Tbk PT	905,731
91,200	United Tractors Tbk PT	149,256
3,395,300	Vale Indonesia Tbk PT*	602,643

		2,630,677

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Ireland - 0.0%
45,739	C&C Group plc	$195,180

	Isle Of Man - 0.3%
166,582	Playtech plc	1,740,583

	Israel - 1.8%
61,475	Babylon Ltd.	30,806
277,763	Bank Hapoalim BM	1,678,291
468,638	Bank Leumi Le-Israel BM*	1,938,338
247,874	Bezeq The Israeli Telecommunication Corp. Ltd.	433,020
10,220	FIBI Holdings Ltd.	184,461
40,999	First International Bank Of Israel Ltd.	616,785
6,618	Formula Systems 1985 Ltd.	256,770
235,961	Israel Discount Bank Ltd. Class A*	490,515
39,921	Matrix IT Ltd.	321,165
22,400	Taro Pharmaceutical Industries Ltd.*	2,340,576
70,800	Teva Pharmaceutical Industries Ltd. ADR	2,366,844

		10,657,571

	Italy - 1.2%
11,242	ACEA S.p.A.	137,498
92,013	Ascopiave S.p.A.	270,570
12,796	ASTM S.p.A.	145,178
24,327	Azimut Holding S.p.A.	437,746
93,623	Banca Mediolanum S.p.A.	718,219
194,636	Enel S.p.A.	813,701
13,057	La Doria S.p.A.	117,693
379,375	Mediobanca S.p.A.	3,266,430
75,223	Societa Cattolica di Assicurazioni S.c.r.l.	469,761
26,865	UniCredit S.p.A.	733,332
21,259	Vittoria Assicurazioni S.p.A.	239,818

		7,349,946

	Japan - 19.0%
3,300	Achilles Corp.	48,893
11,400	ADEKA Corp.	166,031
65,200	Aica Kogyo Co., Ltd.	1,700,528
5,800	Aichi Bank Ltd.	335,388
1,300	Aichi Steel Corp.	56,901
7,900	Ajis Co., Ltd.	384,532
30,000	Akita Bank Ltd.	94,413
2,300	Alpine Electronics, Inc.	33,586
22,700	Amano Corp.	434,615
3,400	Amiyaki Tei Co., Ltd.	119,003
348,000	Aozora Bank Ltd.	1,267,405
34,500	Arakawa Chemical Industries Ltd.	572,054
2,200	Arcland Sakamoto Co., Ltd.	26,939
3,300	Asahi Broadcasting Corp.	22,029
18,100	Asahi Diamond Industrial Co., Ltd.	135,485
17,000	Asahi Holdings, Inc.	337,259
169,000	Asahi Kasei Corp.	1,576,187
320,400	Astellas Pharma, Inc.	4,300,336
19,000	Atsugi Co., Ltd.	21,017
172,000	Awa Bank Ltd.	1,072,311
1,500	Bando Chemical Industries Ltd.	13,421
245,000	Bank of Kyoto Ltd.	1,915,275
11,100	Bank of Nagoya Ltd.	400,830
48,600	Bridgestone Corp.	1,782,450
54,100	Brother Industries Ltd.	998,570
12,000	Bunka Shutter Co., Ltd.	96,838
300	C Uyemura & Co., Ltd.	13,643
6,200	Canon Electronics, Inc.	94,992
49,200	Canon, Inc.	1,455,650
1,000	Central Automotive Products Ltd.	10,243
26,500	Central Japan Railway Co.	4,282,034
100,000	Chiba Bank Ltd.	654,133
8,100	Chiyoda Integre Co., Ltd.	173,991

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

11,000	Chugoku Marine Paints Ltd.	$80,015
2,200	Cleanup Corp.	17,451
3,300	CONEXIO Corp.	43,292
3,100	Corona Corp.	31,282
67,300	Create SD Holdings Co., Ltd.	1,484,443
3,900	CTS Co., Ltd.	45,957
111,500	Daicel Corp.	1,232,976
35,000	Daiichi Jitsugyo Co., Ltd.	210,827
1,800	Dainichi Co., Ltd.	11,576
66,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	396,398
11,000	Daiwa Industries Ltd.	95,386
105,000	Daiwa Securities Group, Inc.	669,509
23,300	DTS Corp.	527,270
50,400	Dynam Japan Holdings Co., Ltd.	81,216
8,700	Eagle Industry Co., Ltd.	116,774
6,000	Eidai Co., Ltd.	27,309
5,400	Enplas Corp.	159,648
174,800	F@N Communications, Inc.	1,137,103
23,900	First Bank of Toyama Ltd.	109,547
14,900	FJ Next Co., Ltd.	98,107
15,200	Foster Electric Co., Ltd.	237,894
279,100	Fudo Tetra Corp.	511,939
98,100	Fuji Heavy Industries Ltd.	3,925,579
2,400	Fuji Kosan Co., Ltd.	9,733
9,000	Fujibo Holdings, Inc.	267,929
8,400	Fujikura Kasei Co., Ltd.	49,297
65,600	Fujikura Rubber Ltd.	381,807
7,200	Fujimori Kogyo Co., Ltd.	189,316
1,600	Fujishoji Co., Ltd.	16,869
2,800	Fujitsu Frontech Ltd.	36,369
10,000	Fujitsu General Ltd.	196,719
1,100	FuKoKu Co., Ltd.	9,010
2,100	Fukuda Denshi Co., Ltd.	119,672
5,500	Fukushima Industries Corp.	174,149
14,400	Future Corp.	101,168
17,800	G-Tekt Corp.	334,300
2,400	Gendai Agency, Inc.	13,137
11,600	Geo Holdings Corp.	134,008
42,700	Gree, Inc.	230,323
612,000	GungHo Online Entertainment, Inc.*	1,328,926
117,000	Gunma Bank Ltd.	638,210
237,400	Hachijuni Bank Ltd.	1,397,324
2,900	Hagihara Industries, Inc.	67,162
5,400	Hakudo Co., Ltd.	73,568
2,200	Hard Off Corp. Co., Ltd.	22,879
10,900	Hazama Ando Corp.	76,059
25,500	Heiwa Corp.	614,785
2,800	HI-LEX Corp.	73,363
1,600	Hirano Tecseed Co., Ltd.	21,101
28,800	Hitachi Chemical Co., Ltd.	817,662
26,000	Hitachi Metals Ltd.	360,441
26,000	Hosokawa Micron Corp.	182,272
129,000	Hyakugo Bank Ltd.	529,859
10,400	I-O Data Device, Inc.	120,513
10,500	Imasen Electric Industrial	92,936
8,000	Inaba Denki Sangyo Co., Ltd.	283,640
5,400	Infocom Corp.	78,566
153,900	Inpex Corp.	1,510,249
14,000	Iwatsu Electric Co., Ltd.*	10,888
211,000	Iyo Bank Ltd.	1,415,846
8,100	Japan Airlines Co., Ltd.	257,930
3,900	Japan Foundation Engineering Co., Ltd.	11,948
30,000	Japan Petroleum Exploration Co., Ltd.	673,899
120,500	Japan Post Bank Co., Ltd.	1,463,742
87,400	Japan Post Holdings Co., Ltd.	1,097,463
4,200	JCU Corp.	218,608

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

60,600	JSR Corp.	$1,038,647
5,100	Kaga Electronics Co., Ltd.	88,610
50,900	Kaken Pharmaceutical Co., Ltd.	2,587,669
6,200	Kanamoto Co., Ltd.	161,341
26,900	Kanematsu Electronics Ltd.	623,616
4,300	Kato Sangyo Co., Ltd.	103,280
166,800	KDDI Corp.	4,481,646
43,200	Keihanshin Building Co., Ltd.	229,524
12,300	Keihin Corp.	217,673
22,800	Kimoto Co., Ltd.	50,038
40,400	Kitz Corp.	246,069
2,000	Koatsu Gas Kogyo Co., Ltd.	12,995
18,200	Konica Minolta, Inc.	188,534
15,200	Konishi Co., Ltd.	176,064
4,000	Kuriyama Holdings Corp.	65,224
34,400	Kuroda Electric Co., Ltd.	709,574
19,000	Kyodo Printing Co., Ltd.	67,211
11,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	161,127
4,300	Lasertec Corp.	89,693
42,000	Lawson, Inc.	3,065,700
22,600	Lintec Corp.	505,789
64,000	Maeda Road Construction Co., Ltd.	1,106,290
900	Maezawa Kyuso Industries Co., Ltd.	12,161
1,400	Mars Engineering Corp.	26,856
19,000	Mazda Motor Corp.	279,606
42,700	MCJ Co., Ltd.	437,714
2,900	Meiko Network Japan Co., Ltd.	32,140
9,000	Meisei Industrial Co., Ltd.	48,100
9,000	Melco Holdings, Inc.	258,691
2,900	Mie Bank Ltd.	59,936
9,900	Mirait Holdings Corp.	90,189
3,100	Mitani Corp.	89,756
1,300	Mitani Sekisan Co., Ltd.	33,854
1,800	Mitsubishi Research Institute, Inc.	52,071
55,900	Mitsubishi UFJ Financial Group, Inc.	357,957
14,000	Mitsuboshi Belting Ltd.	121,830
2,800	Mitsui High-Tec, Inc.	21,579
4,200	Mitsui Sugar Co., Ltd.	93,410
41,000	Mixi, Inc.	1,778,832
18,500	MTI Ltd.	118,201
3,900	Murakami Corp.	85,094
15,700	Namura Shipbuilding Co., Ltd.	104,506
2,600	Natoco Co., Ltd.	21,043
11,600	Neturen Co., Ltd.	92,415
110,100	Nexon Co., Ltd.	1,676,295
32,100	NHK Spring Co., Ltd.	323,462
24,800	Nichicon Corp.	233,237
17,600	Nichiha Corp.	451,439
4,000	Nichireki Co., Ltd.	32,587
8,360	Nichirin Co., Ltd.	125,878
40,700	Nihon Parkerizing Co., Ltd.	498,468
33,000	Nippo Corp.	623,863
51,000	Nippon Electric Glass Co., Ltd.	293,582
7,600	Nippon Gas Co., Ltd.	218,185
6,000	Nippon Hume Corp.	37,248
18,800	Nippon Pillar Packing Co., Ltd.	227,840
29,000	Nippon Road Co., Ltd.	118,148
6,800	Nippon Shokubai Co., Ltd.	468,649
40,900	Nippon Telegraph & Telephone Corp.	1,806,647
24,900	Nissin Kogyo Co., Ltd.	411,374
600	Nissin Sugar Co., Ltd.	8,959
5,200	Nitta Corp.	141,272
19,200	Nitto Kogyo Corp.	262,066
19,000	Nitto Seiko Co., Ltd.	69,144
7,000	Nittoku Engineering Co., Ltd.	111,526
13,400	NOK Corp.	272,317

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

72,200	Nomura Holdings, Inc.	$447,557
177,500	NTT DoCoMo, Inc.	4,244,036
7,700	NuFlare Technology, Inc.	491,040
17,200	Ohara, Inc.	137,696
3,500	Okinawa Cellular Telephone Co.	110,173
103,000	Okura Industrial Co., Ltd.	488,770
77,900	ORIX Corp.	1,175,295
248,000	Osaka Gas Co., Ltd.	929,609
15,200	Osaka Organic Chemical Industry Ltd.	121,662
2,800	Pack Corp.	73,228
15,900	Pegasus Sewing Machine Manufacturing Co., Ltd.	104,410
1,200	Piolax, Inc.	77,389
46,700	Press Kogyo Co., Ltd.	211,974
20,400	Rheon Automatic Machinery Co., Ltd.	198,093
1,100	Riken Corp.	41,769
13,900	Riken Keiki Co., Ltd.	209,167
3,800	Roland DG Corp.	114,246
9,000	Sakai Chemical Industry Co., Ltd.	31,775
85,100	San-In Godo Bank Ltd.	710,412
2,000	Sanko Metal Industrial Co., Ltd.	56,557
13,700	Sansei Technologies, Inc.	120,587
2,000	Sansha Electric Manufacturing Co., Ltd.	8,682
33,000	Sanyo Denki Co., Ltd.	257,964
51,200	Sega Sammy Holdings, Inc.	803,939
11,000	Sekisui Jushi Corp.	175,322
17,000	Shikoku Chemicals Corp.	167,452
13,400	Shimamura Co., Ltd.	1,756,308
97,200	Shin-Etsu Polymer Co., Ltd.	714,466
32	Shinkin Central Bank Class A, (Preference Shares)	65,726
70,600	Shinnihon Corp.	544,301
524,000	Shinsei Bank Ltd.	901,246
195,000	Shizuoka Bank Ltd.	1,696,816
19,000	Shizuoka Gas Co., Ltd.	123,320
16,000	Showa Sangyo Co., Ltd.	84,761
42,000	Sinko Industries Ltd.	524,621
9,400	Sintokogio Ltd.	85,452
3,600	SNT Corp.	22,537
7,600	Softcreate Holdings Corp.	93,307
99,100	Sony Financial Holdings, Inc.	1,659,745
26,000	SRA Holdings	594,523
4,200	St Marc Holdings Co., Ltd.	126,550
21,600	Studio Alice Co., Ltd.	413,236
5,200	Sumitomo Densetsu Co., Ltd.	58,975
28,800	Sumitomo Mitsui Financial Group, Inc.	1,129,881
98,200	Sumitomo Rubber Industries Ltd.	1,533,780
5,500	Sumitomo Seika Chemicals Co., Ltd.	228,926
3,000	Suncall Corp.	14,347
10,300	Suzuki Motor Corp.	397,506
38,000	T RAD Co., Ltd.	97,378
1,200	T&K Toka Co., Ltd.	11,036
10,500	Takara Standard Co., Ltd.	176,601
57,000	Takisawa Machine Tool Co., Ltd.	86,224
8,000	Tayca Corp.	50,292
36,600	Techno Smart Corp.	264,829
9,000	TKC Corp.	271,722
39,800	Toagosei Co., Ltd.	426,059
10,000	Togami Electric Manufacturing Co., Ltd.	44,485
1,800	Tokai Corp.	63,264
86,800	TOKAI Holdings Corp.	618,963
2,030	Token Corp.	143,441
142,000	Tokyo Gas Co., Ltd.	630,176
22,000	Tokyo Tekko Co., Ltd.	93,420
4,900	Toppan Forms Co., Ltd.	50,825
23,400	Toshiba Plant Systems & Services Corp.	352,504
361,000	Towa Bank Ltd.	366,679
15,000	Toyo Kohan Co., Ltd.	54,479

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

9,300	Toyo Machinery & Metal Co., Ltd.	$45,303
14,500	Toyoda Gosei Co., Ltd.	349,287
15,100	Toyota Boshoku Corp.	334,789
5,300	Toyota Industries Corp.	255,778
7,500	TPR Co., Ltd.	213,806
23,900	TS Tech Co., Ltd.	609,960
6,700	Unipres Corp.	141,355
3,100	Utoc Corp.	11,089
44,300	Wakita & Co., Ltd.	409,908
12,000	Weathernews, Inc.	371,726
12,900	Yahagi Construction Co., Ltd.	121,339
129,000	Yamanashi Chuo Bank Ltd.	606,629
22,900	Yamazen Corp.	195,930
1,000	Yellow Hat Ltd.	22,903
3,000	Yodogawa Steel Works Ltd.	85,569
18,700	Yorozu Corp.	259,867
5,400	Yossix Co., Ltd.	64,041
3,600	Yuasa Trading Co., Ltd.	97,320

		112,434,676

	Jersey - 0.1%
230,318	Highland Gold Mining Ltd.	504,874

	Kazakhstan - 0.0%
20,279	KCell JSC GDR	73,410

	Luxembourg - 0.0%
1,102	Sword Group	36,580

	Malaysia - 0.3%
48,400	AFFIN Holdings Bhd	26,661
606,800	AMMB Holdings Bhd	627,422
221,000	Astro Malaysia Holdings Bhd	135,708
100,480	Berjaya Sports Toto Bhd	66,465
63,800	British American Tobacco Malaysia Bhd	667,455
66,700	Hong Leong Bank Bhd	198,532
35,200	Lingkaran Trans Kota Holdings Bhd	46,886
91,700	Padini Holdings Bhd	50,513

		1,819,642

	Mexico - 0.4%
682,400	Gentera S.A.B. de C.V.	996,431
610,200	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	1,098,176
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	16

		2,094,623

	Netherlands - 0.9%
18,625	Aegon N.V.	101,236
61,132	Arcadis N.V.	831,242
61,422	BinckBank N.V.	352,042
37,401	Boskalis Westminster	1,383,758
44,142	NN Group N.V.	1,563,326
38,212	Royal Dutch Shell plc Class A	1,035,184

		5,266,788

	New Zealand - 0.2%
66,740	SKY Network Television Ltd.	227,196
171,284	Trade Me Group Ltd.	632,995

		860,191

	Norway - 1.6%
78,836	Aker Solutions ASA*	425,107
28,838	Fred Olsen Energy ASA*	62,141
294,610	Kvaerner ASA*	387,863
9,386	Salmar ASA	265,654
84,277	SpareBank 1 Nord Norge	554,316
181,743	Statoil ASA	3,388,997
115,342	Telenor ASA	1,828,455
45,789	TGS Nopec Geophysical Co. ASA	1,099,371

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

30,226	Yara International ASA	$1,274,497

		9,286,401

	Peru - 0.1%
57,900	Cia de Minas Buenaventura SAA ADR	798,441

	Philippines - 0.0%
1,030,000	Global Ferronickel Holdings, Inc.*	58,656
1,207,200	Nickel Asia Corp.	164,966

		223,622

	Poland - 0.6%
42,667	KGHM Polska Miedz S.A.	1,323,357
1,225,282	Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,682,627
105,129	Powszechna Kasa Oszczednosci Bank Polski S.A.*	806,548

		3,812,532

	Portugal - 0.1%
67,326	Altri SGPS S.A.	295,295

	Russia - 1.0%
139,597	Gazprom PJSC ADR	692,635
31,814	Lukoil PJSC ADR	1,788,106
52,054	MMC Norilsk Nickel PJSC ADR	842,234
27,400	Mobile TeleSystems PJSC ADR	286,878
276,333	Surgutneftegas OJSC ADR	1,485,139
17,787	Tatneft PJSC ADR	725,125

		5,820,117

	Singapore - 1.9%
14,100	Boustead Projects Ltd.*	7,353
47,000	Boustead Singapore Ltd.	26,914
226,600	Cache Logistics Trust REIT	130,576
127,500	Cambridge Industrial Trust REIT	51,114
566,600	CapitaLand Commerical Trust REIT	613,839
615,100	CapitaLand Mall Trust REIT	845,213
493,500	CapitaLand Retail China Trust REIT	497,229
148,600	First Real Estate Investment Trust REIT	133,907
2,200	Haw Par Corp. Ltd.	15,033
858,800	M1 Ltd.	1,223,871
639,300	Mapletree Greater China Commercial Trust REIT	434,051
734,200	Mapletree Industrial Trust REIT	856,962
19,000	Metro Holdings Ltd.	14,290
189,100	Oversea-Chinese Banking Corp. Ltd.	1,261,223
1,531,300	Singapore Telecommunications Ltd.	4,204,789
48,750	UMS Holdings Ltd.	21,446
49,000	UOL Group Ltd.	221,925
59,400	Venture Corp. Ltd.	429,704
74,300	Wing Tai Holdings Ltd.	91,618

		11,081,057

	South Africa - 2.6%
65,890	AECI Ltd.	503,531
26,100	AngloGold Ashanti Ltd. ADR*	331,731
94,332	Exxaro Resources Ltd.	744,295
118,200	Gold Fields Ltd. ADR	414,882
154,300	Harmony Gold Mining Co., Ltd. ADR	393,465
100,365	Kumba Iron Ore Ltd.*	1,547,975
15,860	Lewis Group Ltd.	48,080
51,431	Liberty Holdings Ltd.	419,845
968,492	MMI Holdings Ltd.	1,781,754
31,660	Mondi plc	699,754
173,172	MTN Group Ltd.	1,614,802
24,110	Reunert Ltd.	122,787
88,135	RMB Holdings Ltd.	425,226
1,044,457	S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	441,811
376,140	Sanlam Ltd.Santam Ltd.	1,817,079
13,071	Santam Ltd.	232,931
145,888	Sibanye Gold Ltd.	329,844

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

283,455	Truworths International Ltd.	$1,703,885
161,110	Vodacom Group Ltd.	1,805,501
192,682	Vukile Property Fund Ltd. REIT	267,395
3,806	Wilson Bayly Holmes-Ovcon Ltd.	41,359

		15,687,932

	South Korea - 4.1%
490	Daechang Forging Co., Ltd.	19,206
240	Dongil Industries Co., Ltd.	16,522
2,098	Dongyang E&P, Inc.	24,605
5,220	e-LITECOM Co., Ltd.	41,659
4,600	Eugene Technology Co., Ltd.	64,970
482	GS Home Shopping, Inc.	75,146
28,654	Hankook Tire Co., Ltd.	1,398,291
227,131	Hanwha Life Insurance Co., Ltd.	1,259,886
1,096	Hy-Lok Corp.	18,644
1,427	Hyundai Home Shopping Network Corp.	133,232
7,810	Hyundai Hy Communications & Network Co., Ltd.	26,345
5,293	Hyundai Mobis Co., Ltd.	1,101,135
1,256	Hyundai Motor Co.	151,208
2,366	INTOPS Co., Ltd.	20,140
1,950	Kangnam Jevisco Co., Ltd.	60,792
77,677	Kangwon Land, Inc.	2,185,731
53,312	KB Financial Group, Inc.	2,157,288
37,127	KT&G Corp.	3,216,095
6,260	LG Chem Ltd.	1,411,605
1,714	Lotte Chemical Corp.	555,436
100	Mi Chang Oil Industrial Co., Ltd.	8,005
150,637	Mirae Asset Daewoo Co., Ltd.	1,142,898
358	Samchully Co., Ltd.	29,873
2,856	Sammok S-Form Co., Ltd.	34,636
2,599	Samsung Electronics Co., Ltd.	4,420,314
520	Sebang Co., Ltd.	6,600
2,829	Sebang Global Battery Co., Ltd.	84,335
630	Sewon Precision Industry Co., Ltd.	9,648
51,152	Shinhan Financial Group Co., Ltd.	2,021,643
4,058	Silicon Works Co., Ltd.	111,409
6,388	SK Innovation Co., Ltd.	865,382
8,662	SK Telecom Co., Ltd.	1,660,562
4,700	Yoosung Enterprise Co., Ltd.	17,586

		24,350,827

	Spain - 1.1%
146,727	Banco Popular Espanol S.A.	151,933
38,061	Cia de Distribucion Integral Logista Holdings S.A.	920,003
16,564	CIE Automotive S.A.	308,165
33,082	Endesa S.A.	682,234
25,895	Grupo Catalana Occidente S.A.	844,170
144,099	Repsol S.A.	2,135,790
24,264	Viscofan S.A.	1,233,878

		6,276,173

	Sweden - 3.0%
80,535	Alfa Laval AB	1,505,697
102,692	Axfood AB	1,688,535
1,176	B&B Tools AB Class B	26,956
55,664	Boliden AB	1,623,851
53,511	Bure Equity AB	603,868
52,367	Intrum Justitia AB	1,762,985
50,169	Investor AB Class B	2,002,557
25,556	Kinnevik AB Class B	656,086
98,108	SKF AB Class B	1,974,111
101,087	Swedish Match AB	3,291,063
280,132	Telefonaktiebolaget LM Ericsson Class B	1,657,914
262,225	Telia Co., AB	1,063,699

		17,857,322

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Switzerland - 5.1%
183,790	ABB Ltd.	$4,379,869
18,052	Adecco Group AG	1,291,707
18,666	BKW AG	942,213
1,891	Bucher Industries AG	513,216
129,691	Credit Suisse Group AG	1,979,749
12,811	Kuehne + Nagel International AG	1,752,903
50,029	Nestle S.A.	3,665,350
60,743	Novartis AG	4,484,506
8,803	PSP Swiss Property AG	792,095
17,221	Roche Holding AG	4,080,485
43,560	Swiss Re AG	4,070,622
152,406	UBS Group AG	2,476,800

		30,429,515

	Taiwan - 4.0%
10,000	104 Corp.	44,328
71,710	Ardentec Corp.	53,464
14,000	Aten International Co., Ltd.	36,097
52,000	Audix Corp.	58,722
47,000	Casetek Holdings Ltd.	144,554
111,000	Cheng Shin Rubber Industry Co., Ltd.	220,979
243,000	Chicony Electronics Co., Ltd.	573,268
167,600	Chimei Materials Technology Corp.	73,251
436,000	China Motor Corp.	398,600
1,086,000	Chunghwa Telecom Co., Ltd.	3,542,206
39,000	Cleanaway Co., Ltd.	203,332
28,080	CviLux Corp.	26,137
76,420	Cyberlink Corp.	171,388
40,000	Draytek Corp.	41,456
24,000	Elite Advanced Laser Corp.	95,511
133,000	Everlight Electronics Co., Ltd.	208,065
885,000	Far EasTone Telecommunications Co., Ltd.	2,102,723
24,000	Feng Hsin Iron & Steel Co.	36,675
21,869	FLEXium Interconnect, Inc.	62,822
113,000	Flytech Technology Co., Ltd.	352,834
594,440	Foxconn Technology Co., Ltd.	1,677,718
141,000	Greatek Electronics, Inc.	178,356
35,000	Hanpin Electron Co., Ltd.	46,101
34,000	Holiday Entertainment Co., Ltd.	55,210
664,700	Hon Hai Precision Industry Co., Ltd.	1,782,578
118,000	Inventec Corp.	88,747
2,000	KD Holding Corp.	11,166
153,000	King’s Town Bank Co., Ltd.	139,994
134,000	Kinsus Interconnect Technology Corp.	308,512
123,000	LCY Chemical Corp.	173,989
439,257	Lite-On Technology Corp.	663,474
65,000	Lumax International Corp. Ltd.	105,881
11,000	Microlife Corp.	26,670
85,000	New Era Electronics Co., Ltd.	59,745
267,000	Novatek Microelectronics Corp.	945,690
86,000	Phison Electronics Corp.	680,779
40,000	Polytronics Technology Corp.	74,391
139,000	Quanta Computer, Inc.	283,399
3,841	Raydium Semiconductor Corp.	6,773
67,470	Realtek Semiconductor Corp.	235,464
20,000	Shin Zu Shing Co., Ltd.	56,898
247,000	Simplo Technology Co., Ltd.	738,474
32,000	Sirtec International Co., Ltd.	45,514
59,000	Sonix Technology Co., Ltd.	60,517
11,000	St Shine Optical Co., Ltd.	207,836
69,000	Taiwan Semiconductor Co., Ltd.	80,023
141,800	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,383,038
48,000	Taiwan Shin Kong Security Co., Ltd.	60,869
93,302	Test Research, Inc.	112,766
32,000	Thinking Electronic Industrial Co., Ltd.	69,206

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

216,000	Transcend Information, Inc.	$589,166
185,000	Tripod Technology Corp.	450,969
94,000	TXC Corp.	127,680
42,000	United Integrated Services Co., Ltd.	68,883
262,000	Vanguard International Semiconductor Corp.	473,494
14,094	Win Semiconductors Corp.	42,403
32,018	Yageo Corp.	77,629
33,000	Zippy Technology Corp.	37,764

		23,674,178

	Thailand - 2.0%
444,400	Advanced Info Service PCL NVDR	2,007,248
380,600	Bangkok Bank PCL NVDR	1,886,908
582,300	BEC World PCL NVDR	292,721
210,800	Hana Microelectronics PCL NVDR	254,540
352,400	LPN Development PCL NVDR	120,139
461,300	Pruksa Holding PCL NVDR	305,262
5,500	PTT Exploration & Production PCL	15,308
655,200	PTT Exploration & Production PCL NVDR	1,824,169
6,100	PTT PCL	69,992
88,000	PTT PCL NVDR	1,010,054
47,100	Ratchaburi Electricity Generating Holding PCL NVDR	68,256
150,900	Siam Cement PCL NVDR	2,169,124
195,100	Siam Commercial Bank PCL NVDR	837,053
441,400	Thai Oil PCL NVDR	899,668
66,600	Thai Vegetable Oil PCL NVDR	77,552

		11,837,994

	Turkey - 0.9%
126,900	Adana Cimento Sanayii TAS	30,269
7,670	Akcansa Cimento AS	28,832
101,625	Enka Insaat ve Sanayi AS	154,707
104,355	Eregli Demir ve Celik Fabrikalari T.A.S.	160,801
22,963	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS*	12,233
165,852	Koza Altin Isletmeleri AS*	779,730
258,102	Soda Sanayii AS	403,589
25,826	TAV Havalimanlari Holding AS	106,292
726,510	Turkiye Garanti Bankasi AS	1,604,760
403,889	Turkiye Halk Bankasi AS	1,203,669
471,700	Turkiye Is Bankasi	745,603

		5,230,485

	Ukraine - 0.0%
7,316	Kernel Holding S.A.	145,754

	United Kingdom - 11.5%
57,733	Admiral Group plc	1,293,455
142,962	Ashmore Group plc	559,344
10,101	AstraZeneca plc	536,050
1,491,970	Barclays plc	4,140,692
121,815	Barratt Developments plc	734,611
307,442	Beazley plc	1,572,750
25,446	Bellway plc	797,546
14,808	Berendsen plc	155,486
13,107	British American Tobacco plc	809,067
35,272	Britvic plc	278,069
90,406	Cairn Energy plc*	258,876
161,037	Capita plc	1,016,006
48,958	Close Brothers Group plc	895,378
17,301	Computacenter plc	172,594
29,019	Dart Group plc	186,180
69,621	Debenhams plc	46,025
8,910	Derwent London plc REIT	277,181
86,059	Direct Line Insurance Group plc	385,527
165,262	Dunelm Group plc	1,413,716
62,962	Essentra plc	325,095
29,212	Gem Diamonds Ltd.	45,017
167,362	GKN plc	725,645

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

44,985	Go-Ahead Group plc	$1,273,726
72,340	Greggs plc	887,614
213,767	Halfords Group plc	975,846
420,471	Hansteen Holdings plc REIT	581,847
641,025	HSBC Holdings plc	5,464,903
131,183	IG Group Holdings plc	881,877
169,754	IMI plc	2,497,806
69,929	Imperial Brands plc	3,239,645
25,901	Inchcape plc	234,424
623,451	Indivior plc	2,328,221
329,496	Ithaca Energy, Inc.*	437,285
439,386	ITV plc	1,127,476
80,703	Jupiter Fund Management plc	409,179
747,892	Legal & General Group plc	2,218,020
1,687,660	Lloyds Banking Group plc	1,384,220
225,536	Lonmin plc*	362,354
125,584	Marks & Spencer Group plc	532,301
158,287	Meggitt plc	834,798
24,974	Millennium & Copthorne Hotels plc	135,898
417,861	Mitie Group plc	1,057,255
29,662	Next plc	1,431,217
93,751	Novae Group plc	741,245
784,320	Ophir Energy plc*	928,082
3,001,783	Pan African Resources plc	585,317
55,113	PayPoint plc	669,037
7,934	Persimmon plc	193,243
53,817	QinetiQ Group plc	178,997
140,837	Restaurant Group plc	520,682
45,823	Rio Tinto Ltd.	2,324,574
45,369	Rio Tinto plc	2,009,981
768,163	Royal Bank of Scotland Group plc*	2,151,979
81,094	Royal Mail plc	421,150
435,415	Senior plc	1,086,695
288,231	Soco International plc	557,489
169,146	Standard Chartered plc*	1,656,336
83,136	Subsea 7 S.A.*	1,131,281
68,191	Unilever N.V.	2,765,948
26,523	Unilever plc	1,074,336
100,349	WH Smith plc	2,063,068
671,620	William Hill plc	2,190,758
3,706	Zytronic plc	18,299

		68,188,719

	United States - 0.1%
287,400	Alacer Gold Corp.*	530,075
163,200	Argonaut Gold, Inc.*	304,765

		834,840

	Total Common Stocks (cost $552,657,428)	571,956,541

Preferred Stocks - 0.2%
	Brazil - 0.2%
371,970	Itausa - Investimentos Itau S.A. *	1,095,453

	Total Preferred Stocks (cost $805,149)	1,095,453

Closed End Funds - 0.2%
	Other Investment Pools & Funds - 0.2%
24,762	Tetragon Financial Group Ltd.	314,477

442,484	HICL Infrastructure Co. Ltd.	896,414

	Total Closed End Funds (cost $1,228,806)	1,210,891

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $554,691,383)		574,262,885
Short-Term Investments - 4.0%
	Other Investment Pools & Funds - 4.0%
24,086,747	Morgan Stanley Treasury Securities Portfolio, Institutional Class		$24,086,747

	Total Short-Term Investments (cost $24,086,747)		24,086,747

	Total Investments (cost $578,778,130)^	100.8%	$598,349,632
	Other Assets & Liabilities	(0.8)%	(4,906,838)

	Total Net Assets	100.0%	$593,442,794

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$42,867,376
Unrealized Depreciation	(23,295,874)

Net Unrealized Appreciation	$19,571,502

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $16,403, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
06/2012	221,016	Asian Citrus Holdings Ltd.	$113,181
06/2008	22,416	BGP Holdings plc	—
07/2013	510,000	China Lumena New Materials Corp.	98,067
10/2012	80,000	China Taifeng Beddings Holdings Ltd.	22,473

			$233,721

At January 31, 2017, the aggregate value of these securities was $16,403, which represents 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $2,998,210, which represents 0.5% of total net assets.

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Futures Contracts Outstanding at January 31, 2017
Description		Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EAFE (mini MSCI) Index Future		59	03/17/2017	$4,974,859	$5,098,780	$123,921

Total futures contracts						$123,921

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
TRY	Sell	02/15/17	CBK	$2,702,972	$2,572,890	$130,082
ZAR	Sell	02/15/17	BCLY	3,832,190	3,895,004	(62,814)

Total						$67,268

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA

Currency Abbreviations:
GBP	British Pound
TRY	Turkish Lira
ZAR	South African Rand

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$31,623,119	$620,949	$31,000,712	$1,458
Austria	3,218,565	—	3,218,565	—
Belgium	5,405,910	629,714	4,776,196	—
Brazil	9,887,889	9,887,889	—	—
Cambodia	99,761	—	99,761	—
Canada	22,970,485	22,970,485	—	—
Cayman Islands	769,027	—	769,027	—
Chile	1,144,311	1,144,311	—	—
China	23,526,121	330,982	23,195,139	—
Denmark	6,069,730	626,839	5,442,891	—
Finland	2,663,068	—	2,663,068	—
France	27,846,275	167,727	27,678,548	—
Gabon	115,889	115,889	—	—
Germany	22,742,016	638,036	22,103,980	—
Greece	1,763,500	647,131	1,116,369	—
Hong Kong	26,330,909	298,881	26,017,083	14,945
Hungary	1,503,670	—	1,503,670	—
India	2,780,351	2,780,351	—	—
Indonesia	2,630,677	—	2,630,677	—
Ireland	195,180	195,180	—	—
Isle Of Man	1,740,583	—	1,740,583	—
Israel	10,657,571	4,738,226	5,919,345	—
Italy	7,349,946	1,380,518	5,969,428	—
Japan	112,434,676	—	112,434,676	—
Jersey	504,874	—	504,874	—
Kazakhstan	73,410	73,410	—	—
Luxembourg	36,580	36,580	—	—
Malaysia	1,819,642	993,688	825,954	—
Mexico	2,094,623	2,094,623	—	—
Netherlands	5,266,788	—	5,266,788	—
New Zealand	860,191	—	860,191	—
Norway	9,286,401	554,316	8,732,085	—
Peru	798,441	798,441	—	—
Philippines	223,622	—	223,622	—
Poland	3,812,532	—	3,812,532	—
Portugal	295,295	—	295,295	—
Russia	5,820,117	2,917,218	2,902,899	—
Singapore	11,081,057	1,597,334	9,483,723	—
South Africa	15,687,932	5,039,679	10,648,253	—
South Korea	24,350,827	2,387,636	21,963,191	—
Spain	6,276,173	—	6,276,173	—
Sweden	17,857,322	26,956	17,830,366	—
Switzerland	30,429,515	942,213	29,487,302	—
Taiwan	23,674,178	5,485,062	18,189,116	—
Thailand	11,837,994	760,835	11,077,159	—
Turkey	5,230,485	446,091	4,784,394	—
Ukraine	145,754	—	145,754	—
United Kingdom	68,188,719	4,347,729	63,840,990	—
United States	834,840	834,840	—	—
Preferred Stocks	1,095,453	1,095,453	—	—
Closed End Funds	1,210,891	314,477	896,414	—
Short-Term Investments	24,086,747	24,086,747	—	—
Foreign Currency Contracts(2)	130,082	—	130,082	—
Futures Contracts(2)	123,921	123,921	—	—

Total	$598,603,635	$102,130,357	$496,456,875	$16,403

Liabilities
Foreign Currency Contracts(2)	$(62,814)	$—	$(62,814)	$—

Total	$(62,814)	$—	$(62,814)	$—

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(1) For the period ended January 31, 2017, investments valued at $3,380,428 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $8,186,649 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders International Stock Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Australia - 3.7%
184,061	BHP Billiton plc	$3,356,867
295,215	Brambles Ltd.	2,333,088

		5,689,955

	Belgium - 2.2%
31,839	KBC Group N.V.	2,067,850
19,132	UCB S.A.	1,321,449

		3,389,299

	Brazil - 1.2%
123,800	Telefonica Brasil S.A. (Preference Shares)	1,833,565

	Canada - 2.4%
89,279	Goldcorp, Inc.	1,443,558
44,367	Toronto-Dominion Bank	2,298,390

		3,741,948

	China - 2.0%
18,215	Alibaba Group Holding Ltd. ADR*	1,845,362
49,600	Tencent Holdings Ltd.	1,296,810

		3,142,172

	France - 3.1%
44,279	Danone S.A.	2,775,793
17,306	Essilor International S.A.	2,030,274

		4,806,067

	Germany - 16.2%
32,831	BASF SE	3,169,300
28,307	Bayer AG	3,144,316
32,102	Bayerische Motoren Werke AG	2,931,239
37,759	Brenntag AG	2,196,712
14,573	Continental AG	2,852,862
141,713	Deutsche Telekom AG	2,480,969
31,209	Fresenius Medical Care AG & Co. KGaA	2,547,425
65,016	GEA Group AG	2,694,066
32,586	SAP SE	2,979,995

		24,996,884

	Hong Kong - 5.8%
578,600	AIA Group Ltd.	3,582,315
674,500	BOC Hong Kong Holdings Ltd.	2,696,571
69,828	Jardine Strategic Holdings Ltd.	2,661,223

		8,940,109

	India - 1.1%
76,490	HDFC Bank Ltd.	1,634,763

	Ireland - 1.3%
27,550	Kerry Group plc Class A	1,936,088

	Israel - 2.3%
35,625	Check Point Software Technologies Ltd.*	3,518,681

	Italy - 1.4%
930,504	Intesa Sanpaolo S.p.A.	2,185,623

	Japan - 22.7%
81,900	Bridgestone Corp.	3,003,758
49,800	Fuji Heavy Industries Ltd.	1,992,801
61,300	Japan Tobacco, Inc.	1,977,265
122,500	KDDI Corp.	3,291,376
7,000	Keyence Corp.	2,718,569
202,600	Kubota Corp.	3,220,786
163,800	ORIX Corp.	2,471,288
53,900	Otsuka Holdings Co., Ltd.	2,483,065
60,200	Recruit Holdings Co., Ltd.	2,635,292
192,700	Sekisui Chemical Co., Ltd.	3,144,388

Hartford Schroders International Stock Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

10,400	SMC Corp.	$2,838,973
71,600	Sumitomo Mitsui Financial Group, Inc.	2,809,011
60,700	Suntory Beverage & Food Ltd.	2,582,639

		35,169,211

	Netherlands - 3.3%
17,648	ASML Holding N.V.	2,142,886
109,852	Royal Dutch Shell plc Class A	2,975,832

		5,118,718

	Norway - 4.9%
142,509	DNB ASA	2,377,408
466,701	Norsk Hydro ASA	2,662,216
133,870	Statoil ASA	2,496,300

		7,535,924

	South Korea - 1.6%
3,769	NAVER Corp.	2,461,961

	Spain - 1.3%
305,149	Banco Bilbao Vizcaya Argentaria S.A.	2,075,193

	Sweden - 1.3%
104,417	Assa Abloy AB Class B	1,975,827

	Switzerland - 6.8%
13,506	Lonza Group AG	2,481,310
65,551	Nestle S.A.	4,802,562
13,475	Roche Holding AG	3,192,877

		10,476,749

	Taiwan - 1.9%
502,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,991,348

	United Kingdom - 11.2%
463,904	Aviva plc	2,793,109
769,134	Barclays plc	2,134,592
150,518	Burberry Group plc	3,112,629
143,970	Diageo plc	3,999,175
2,899,965	Lloyds Banking Group plc	2,378,553
34,721	Reckitt Benckiser Group plc	2,979,253

		17,397,311

	United States - 1.2%
614,700	Samsonite International S.A.	1,930,490

	Total Common Stocks (cost $137,520,400)	152,947,886

	Total Long-Term Investments (cost $137,520,400)	152,947,886

Short-Term Investments - 1.1%
	Other Investment Pools & Funds - 1.1%
1,653,244	Morgan Stanley Treasury Securities Portfolio, Institutional Class	1,653,244

	Total Short-Term Investments (cost $1,653,244)	1,653,244

Hartford Schroders International Stock Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $139,173,644)^	100.0%	$154,601,130
Other Assets and Liabilities	0.0%	49,631

Total Net Assets	100.0%	$154,650,761

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$19,541,095
Unrealized Depreciation	(4,113,609)

Net Unrealized Appreciation	$15,427,486

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Schroders International Stock Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$5,689,955	$—	$5,689,955	$—
Belgium	3,389,299	—	3,389,299	—
Brazil	1,833,565	1,833,565	—	—
Canada	3,741,948	3,741,948	—	—
China	3,142,172	1,845,362	1,296,810	—
France	4,806,067	—	4,806,067	—
Germany	24,996,884	—	24,996,884	—
Hong Kong	8,940,109	—	8,940,109	—
India	1,634,763	1,634,763	—	—
Ireland	1,936,088	1,936,088	—	—
Israel	3,518,681	3,518,681	—	—
Italy	2,185,623	—	2,185,623	—
Japan	35,169,211	—	35,169,211	—
Netherlands	5,118,718	—	5,118,718	—
Norway	7,535,924	—	7,535,924	—
South Korea	2,461,961	—	2,461,961	—
Spain	2,075,193	—	2,075,193	—
Sweden	1,975,827	—	1,975,827	—
Switzerland	10,476,749	—	10,476,749	—
Taiwan	2,991,348	—	2,991,348	—
United Kingdom	17,397,311	—	17,397,311	—
United States	1,930,490	—	1,930,490	—
Short-Term Investments	1,653,244	1,653,244	—	—

Total	$154,601,130	$16,163,651	$138,437,479	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 1.3%
	Asset-Backed - Finance & Insurance - 1.3%
$ 472,684	CLI Funding V LLC 3.29%, 06/18/2029(1)	$455,786
733,444	Cronos Containers Program I Ltd. 3.27%, 11/18/2029(1)	709,253
329,375	Global SC Finance II SRL 2.98%, 04/17/2028(1)	319,582
747,292	TAL Advantage V LLC 3.51%, 02/22/2039(1)	719,975

	Total Asset & Commercial Mortgage Backed Securities (cost $2,219,488)	2,204,596

Corporate Bonds - 25.3%
	Agriculture - 0.3%
	Reynolds American, Inc.
182,000	5.70%, 08/15/2035	208,227
256,000	5.85%, 08/15/2045	297,447

		505,674

	Auto Manufacturers - 0.7%
1,216,000	Ford Motor Credit Co. LLC 4.39%, 01/08/2026	1,224,299

	Beverages - 1.3%
1,230,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	1,237,170
949,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	925,646

		2,162,816

	Commercial Banks - 11.7%
2,000,000	Bank of America Corp. 3.50%, 04/19/2026	1,965,844
580,000	Bank of America NA 6.00%, 10/15/2036	705,611
2,725,000	Bank of Nova Scotia 1.65%, 06/14/2019	2,703,985
1,183,000	Barclays plc 4.38%, 01/12/2026	1,188,357
	Citigroup, Inc.
405,000	2.70%, 03/30/2021	402,666
8,000	6.88%, 06/01/2025	9,516
1,430,000	8.13%, 07/15/2039	2,126,800
490,000	Discover Bank/Greenwood 3.45%, 07/27/2026	472,016
1,448,000	Fifth Third Bancorp 2.25%, 06/14/2021	1,429,551
422,000	Goldman Sachs Group, Inc. 2.63%, 04/25/2021	419,105
1,345,000	HSBC Holdings plc 2.95%, 05/25/2021	1,346,765
2,374,000	JP Morgan Chase & Co. 2.55%, 03/01/2021	2,366,244
	Morgan Stanley
248,000	2.50%, 04/21/2021	244,880
916,000	2.63%, 11/17/2021	902,974
789,000	3.88%, 01/27/2026	793,908
1,285,000	PNC Bank NA 2.15%, 04/29/2021	1,267,816
834,000	UBS Group Funding Jersey Ltd. 3.00%, 04/15/2021(1)	832,346
1,171,000	Wells Fargo & Co. 2.50%, 03/04/2021	1,159,258

		20,337,642

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Diversified Financial Services - 1.1%
$ 1,967,000	American Express Credit Corp. 2.25%, 05/05/2021	$1,942,473

	Electric - 0.5%
247,000	Dominion Resources, Inc. 1.60%, 08/15/2019	243,985
660,000	Southern Co. (The) 3.25%, 07/01/2026	638,386

		882,371

	Engineering & Construction - 0.2%
252,000	Sydney Airport Finance Co. Pty Ltd. 3.63%, 04/28/2026(1)	248,318

	Food - 0.2%
398,000	Kraft Heinz Foods Co. 5.20%, 07/15/2045	418,071

	Healthcare-Services - 0.3%
593,000	Aetna, Inc. 2.80%, 06/15/2023	588,251

	Insurance - 1.4%
730,000	Aflac, Inc. 6.45%, 08/15/2040	948,520
	American International Group, Inc.
725,000	3.30%, 03/01/2021	743,415
755,000	3.90%, 04/01/2026	761,237

		2,453,172

	Media - 0.7%
397,000	Cox Communications, Inc. 3.35%, 09/15/2026(1)	377,987
809,000	Time Warner, Inc. 3.88%, 01/15/2026	800,973

		1,178,960

	Oil & Gas - 2.4%
1,402,000	BP Capital Markets plc 1.84%, 09/16/2021(2)	1,417,900
990,000	Marathon Petroleum Corp. 4.75%, 09/15/2044	882,478
1,845,000	Noble Energy, Inc. 3.90%, 11/15/2024	1,871,229

		4,171,607

	Pipelines - 2.2%
791,000	Energy Transfer Partners L.P. 5.20%, 02/01/2022	853,635
900,000	Enterprise Products Operating LLC 5.10%, 02/15/2045	949,475
997,000	Kinder Morgan Energy Partners L.P. 5.80%, 03/15/2035	1,073,621
901,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.60%, 11/01/2024	867,218

		3,743,949

	Real Estate Investment Trusts - 1.0%
1,199,000	American Tower Corp. 3.30%, 02/15/2021	1,212,740
462,000	Ventas Realty L.P. 3.13%, 06/15/2023	456,288

		1,669,028

	Software - 0.6%
1,059,000	Oracle Corp. 1.90%, 09/15/2021	1,033,559

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Telecommunications - 0.7%
$ 1,185,000	AT&T, Inc. 4.13%, 02/17/2026	$1,187,370

	Total Corporate Bonds (cost $42,172,118)	43,747,560

Municipal Bonds - 67.5%
	Arizona - 2.8%
2,360,000	Salt River Project Agricultural Improvement & Power Dist. 5.00%, 01/01/2039	2,503,512
	Scottsdale Municipal Property Corp.
100,000	5.00%, 07/01/2030	118,885
600,000	5.00%, 07/01/2034	716,754
1,550,000	Tucson Industrial Dev. Auth. 0.66%, 07/15/2031(2)	1,550,000

		4,889,151

	California - 17.1%
1,430,000	Alameda Public Financing Auth. 0.66%, 05/15/2035(2)	1,430,000
2,515,000	Bay Area Toll Auth. 5.00%, 04/01/2043	2,789,965
220,000	California Educational Facs. Auth. 5.25%, 04/01/2040	290,354
1,980,000	California Public Finance Auth. 1.45%, 12/01/2019(2)	1,979,624
700,000	California Statewide Communities Dev. Auth. 2.63%, 11/01/2033(2)	701,078
1,595,000	City of San Francisco, CA, Public Utilities Commission Water Rev. 5.00%, 11/01/2041	1,784,422
20,000	East Side Union High School Dist., GO 5.25%, 02/01/2024	24,078
	Escondido Union High School Dist., GO
2,000,000	0.00%, 08/01/2041(3)	690,400
1,500,000	0.00%, 08/01/2046(3)	413,835
50,000	Hacienda La Puente Unified School District, GO 5.00%, 08/01/2019	54,617
400,000	Imperial Irrigation Dist. Electric System, Rev. 5.13%, 11/01/2038	428,024
105,000	Los Angeles Department of Water & Power 5.00%, 07/01/2039	110,160
	Los Angeles Unified School District, GO
60,000	5.00%, 07/01/2019	65,477
390,000	5.00%, 07/01/2022	434,944
1,000,000	Merced Union High School Dist., GO 0.00%, 08/01/2034(3)	494,170
100,000	Metropolitan Water Dist. of Southern California 5.75%, 07/01/2021	113,047
4,675,000	Moreno Valley Unified School District, GO 0.00%, 08/01/2025(3)	3,663,797
315,000	Murrieta Valley Unified School Dist. Public Financing Auth., GO 0.00%, 09/01/2020(3)	292,937
200,000	North Orange Cnty. Community College District, GO 0.00%, 08/01/2028(3)	136,826
50,000	Orange Redev. Agcy. Successor Agcy.,Tax Alloc. 5.00%, 09/01/2022	57,994
4,600,000	Pasadena Independent School Dist., GO 0.67%, 02/01/2035(2)	4,600,000
300,000	Rialto Unified School Dist., GO 0.00%, 08/01/2029(3)	195,663
345,000	Riverside Cnty. Transportation Commission 5.25%, 06/01/2039	400,197
2,580,000	Sacramento Municipal Utility Dist. 5.00%, 08/15/2041	2,898,707
1,075,000	San Diego Community College Dist., GO 5.00%, 08/01/2043	1,213,180

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	San Diego Unified School District, GO
$ 3,445,000	0.00%, 07/01/2042(3)	$1,204,062
1,290,000	0.00%, 07/01/2043(3)	431,479
	San Joaquin Cnty. Transportation Auth.
140,000	4.00%, 03/01/2019	148,228
315,000	6.00%, 03/01/2036	365,573
500,000	State of California, GO 6.00%, 11/01/2039	565,175
	Univ. of California
525,000	5.00%, 05/15/2038	594,982
1,000,000	5.25%, 05/15/2039	1,090,460

		29,663,455

	Connecticut - 0.2%
320,000	Connecticut State Health & Educational Fac. Auth. 5.00%, 07/01/2040	335,530

	District of Columbia - 0.5%
230,000	Dist. of Columbia Water & Sewer Auth. 5.00%, 10/01/2044	255,815
600,000	Dist. of Columbia, GO 5.00%, 06/01/2032	703,692

		959,507

	Florida - 6.3%
1,840,000	County of Miami-Dade, FL, Transit System 5.00%, 07/01/2042	1,992,849
1,945,000	County of Miami-Dade, FL, Water & Sewer System, Rev. 5.00%, 10/01/2042	2,150,333
345,000	Florida Housing Finance Corp. 0.90%, 10/01/2017	344,134
1,200,000	Highlands Cnty. Health Facs. Auth. 0.66%, 11/15/2035(2)	1,200,000
3,990,000	JEA Electric System, Rev. 0.65%, 10/01/2036(2)	3,990,000
1,200,000	State Board of Administration Finance Corp. 2.64%, 07/01/2021	1,208,460

		10,885,776

	Georgia - 0.3%
75,000	Georgia State Road & Tollway Auth. 5.00%, 10/01/2021	86,481
420,000	Metropolitan Atlanta Rapid Transit Auth. 5.25%, 07/01/2029	520,267

		606,748

	Illinois - 4.2%
1,060,000	Chicago O’Hare International Airport 5.25%, 01/01/2032	1,220,908
1,145,000	Chicago Transit Auth. 5.00%, 06/01/2025	1,275,965
135,000	City of Chicago, IL, GO 5.25%, 01/01/2020	143,675
520,000	Illinois Finance Auth 5.00%, 11/15/2023	603,444
	Metropolitan Pier & Exposition Auth, IL
770,000	0.00%, 12/15/2017(3)	756,440
80,000	0.00%, 06/15/2020(3)	72,273
1,445,000	0.00%, 06/15/2046(3)	324,605
330,000	5.00%, 06/15/2050	341,649
390,000	Metropolitan Water Reclamation Dist. of Greater Chicago, GO 5.25%, 12/01/2032	457,798
2,080,000	State of Illinois, GO 5.00%, 06/01/2019	2,168,005

		7,364,762

	Indiana - 0.1%
225,000	Indiana Finance Auth. 5.00%, 12/01/2019	247,442

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Louisiana - 0.2%
$ 255,000	State of Louisiana Gasoline & Fuels Tax, Rev. 5.00%, 05/01/2045	$278,715

	Massachusetts - 8.0%
	Commonwealth of Massachusetts, GO
155,000	5.25%, 08/01/2022	182,678
250,000	5.25%, 09/01/2024	303,532
	Massachusetts Bay Transportation Auth.
2,625,000	0.65%, 03/01/2030(2)	2,625,000
190,000	5.25%, 07/01/2030	237,869
45,000	5.25%, 07/01/2031	56,354
	Massachusetts Health & Educational Facs. Auth.
3,475,000	0.67%, 07/01/2027(2)	3,475,000
165,000	5.50%, 07/01/2032	215,360
2,170,000	Massachusetts School Building Auth. 5.00%, 10/15/2041	2,438,798
350,000	Massachusetts Water Res. Auth. 0.67%, 08/01/2037(2)	350,000
4,000,000	Univ. of Massachusetts Building Auth. 0.66%, 05/01/2038(2)	4,000,000

		13,884,591

	Michigan - 0.9%
480,000	Michigan Finance Auth. 5.00%, 08/01/2023	557,453
	Southgate Community School Dist., GO
255,000	5.00%, 05/01/2024	299,579
350,000	5.00%, 05/01/2025	414,526
320,000	State of Michigan 5.00%, 03/15/2027	381,017

		1,652,575

	Minnesota - 0.2%
255,000	Univ. of Minnesota 5.00%, 12/01/2019	280,584

	Missouri - 0.2%
75,000	Ritenour Consolidated School District, GO 5.00%, 03/01/2018	78,208
250,000	State Louis Cnty. Reorganized School Dist. No R-6, GO 4.00%, 02/01/2019	257,580

		335,788

	Nevada - 1.2%
2,000,000	County of Clark Department of Aviation 0.66%, 07/01/2040(2)	2,000,000

	New Jersey - 2.4%
1,430,000	Garden State Preservation Trust 5.75%, 11/01/2028	1,675,460
	New Jersey Transportation Trust Fund Auth.
360,000	5.00%, 06/15/2019	382,856
100,000	5.25%, 12/15/2022	109,038
685,000	5.50%, 12/15/2022	763,597
1,000,000	New Jersey Turnpike Auth. 5.00%, 01/01/2023	1,154,390

		4,085,341

	New York - 6.5%
1,000,000	Housing Dev. Corp. 0.65%, 11/01/2048(2)	1,000,000
610,000	Metropolitan Transportation Auth. 5.00%, 11/15/2021	701,781
	New York City Transitional Finance Auth.
2,200,000	0.67%, 02/15/2030(2)	2,200,000
970,000	4.50%, 11/01/2019	1,053,672
1,565,000	5.00%, 02/01/2034	1,781,549

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	New York City Water & Sewer System
$ 4,000,000	0.66%, 06/15/2024(2)	$4,000,000
465,000	5.00%, 06/15/2027	503,032

		11,240,034

	North Carolina - 1.2%
895,000	City of Charlotte, NC, Water & Sewer System Rev. 0.61%, 07/01/2036(2)	895,000
	City of Raleigh, NC, Combined Enterprise System, Rev.
70,000	5.00%, 03/01/2020	77,721
50,000	5.00%, 03/01/2021	56,876
875,000	Cnty. of Wake, NC, GO 5.00%, 03/01/2024	1,048,066

		2,077,663

	Ohio - 5.3%
340,000	Cincinnati City School Dist., Go 5.25%, 12/01/2021	393,486
3,460,000	Cleveland-Cuyahoga Cnty. Port Auth. 0.63%, 01/01/2037(2)	3,460,000
1,600,000	Cnty. of Franklin, OH 0.63%, 11/15/2033(2)	1,600,000
	Ohio State University
5,000	5.00%, 12/01/2021	5,764
115,000	5.00%, 12/01/2030	141,883
125,000	5.00%, 12/01/2031	154,566
	Ohio Turnpike & Infrastructure Commission
2,500,000	0.00%, 02/15/2036(3)	1,137,575
2,355,000	0.00%, 02/15/2037(3)	1,028,170
1,680,000	0.00%, 02/15/2038(3)	700,846
1,395,000	0.00%, 02/15/2041(3)	502,967

		9,125,257

	Oklahoma - 0.9%
1,615,000	Oklahoma Housing Finance Agcy. 0.85%, 07/01/2019(2)	1,598,575

	Pennsylvania - 1.1%
1,895,000	Pennsylvania Housing Finance Agcy. 1.85%, 12/01/2019(2)	1,898,714

	Rhode Island - 2.0%
3,050,000	Rhode Island Health & Educational Building Corp. 7.00%, 05/15/2039	3,427,254

	South Carolina - 1.0%
75,000	City of Charleston SC Waterworks & Sewer System, Rev. 5.00%, 01/01/2041	84,995
1,345,000	SCAGO Educational Facs. Corp. for Pickens School Dist. 5.00%, 12/01/2025	1,568,822

		1,653,817

	Tennessee - 0.3%
250,000	City of Johnson City, TN, GO 4.50%, 06/01/2021	268,640
25,000	Cnty. of Lincoln, TN, GO 5.25%, 04/01/2018	26,226
255,000	Knox Cnty. Health Educational & Housing Fac. Board 4.00%, 04/01/2019(4)	265,784

		560,650

	Texas - 4.4%
330,000	Cnty. of Harris, TX 5.00%, 08/15/2040	356,119
100,000	Cnty. of Harris, TX, GO 5.00%, 10/01/2018	106,486
210,000	Dallas Area Rapid Transit 5.25%, 12/01/2030	262,607
100,000	Fort Bend Independent School Dist., GO 4.75%, 08/15/2034	104,627

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Frisco Independent School Dist., GO
$ 125,000	5.00%, 08/15/2026		$127,767
370,000	5.00%, 08/15/2041		414,330
45,000	Harris Cnty. Flood Control Dist. 5.00%, 10/01/2024		50,597
	Katy Texas Independent School District
320,000	5.00%, 02/15/2018		333,462
1,075,000	5.00%, 02/15/2019		1,156,130
355,000	5.00%, 02/15/2020		392,822
460,000	Lower Colorado River Auth. 5.00%, 05/15/2022		507,178
100,000	North East Independent School District, GO 5.25%, 02/01/2027		122,403
	North Texas Tollway Auth, Rev
525,000	5.00%, 01/01/2024		615,090
845,000	6.00%, 01/01/2028		920,623
5,000	6.10%, 01/01/2028		5,460
480,000	Permanent Univ. Fund - Univ. of Texas System 5.25%, 07/01/2028		596,304
275,000	Tomball Independent School Dist., GO 5.00%, 02/15/2018		286,569
705,000	Univ. of Texas System 5.00%, 08/15/2022		821,692
460,000	Washington Cnty. Housing Corp. 1.50%, 01/01/2020(2)		459,913

			7,640,179

	Washington - 0.2%
290,000	Cnty. of King, WA ,Sewer Rev. 5.00%, 01/01/2039		310,984

	Total Municipal Bonds (cost $110,812,229)		117,003,092

U.S. Government Securities - 4.3%
	U.S. Treasury Securities - 4.3%
	U.S. Treasury Notes - 4.3%
512,000	0.63%, 07/31/2017		511,920
4,100,000	1.00%, 11/30/2018		4,087,507
3,059,000	2.00%, 11/15/2026		2,939,629

			7,539,056

	Total U.S. Government Securities (cost $7,504,741)		7,539,056

	Total Long-Term Investments (cost $162,708,576)		170,494,304
Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
5,651,246	Morgan Stanley Treasury Securities Portfolio, Institutional Class		5,651,246

	Total Short-Term Investments (cost $5,651,246)		5,651,246

	Total Investments (cost $168,359,822)^	101.7%	$176,145,550
	Other Assets & Liabilities	(1.7)%	(2,907,270)

	Total Net Assets	100.0%	$173,238,280

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$8,283,536
Unrealized Depreciation	(497,808)

Net Unrealized Appreciation	$7,785,728

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $3,663,247, which represents 2.1% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	Security is a zero-coupon bond.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $265,565 at January 31, 2017.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
GO	General Obligation
Rev	Revenue

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$2,204,596	$—	$2,204,596	$—
Corporate Bonds	43,747,560	—	43,747,560	—
Municipal Bonds	117,003,092	—	117,003,092	—
U.S. Government Securities	7,539,056	—	7,539,056	—
Short-Term Investments	5,651,246	5,651,246	—	—

Total	$176,145,550	$5,651,246	$170,494,304	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.0%
	Automobiles & Components - 0.7%
22,497	REV Group, Inc.*	$567,824
10,780	Standard Motor Products, Inc.	537,599

		1,105,423

	Banks - 10.9%
23,169	Chemical Financial Corp.	1,145,244
4,341	First Citizens BancShares, Inc. Class A	1,592,018
51,468	First Horizon National Corp.	1,029,360
70,845	First Midwest Bancorp, Inc.	1,720,117
38,407	Heritage Financial Corp.	979,379
50,187	Kearny Financial Corp.	765,352
19,500	Lakeland Financial Corp.	866,190
31,032	PrivateBancorp, Inc.	1,696,209
15,700	Simmons First National Corp. Class A	944,355
49,262	United Community Banks, Inc.	1,385,740
33,233	Univest Corp. of Pennsylvania	935,509
20,594	Westamerica Bancorp	1,168,709
39,500	Western Alliance Bancorp*	1,950,510

		16,178,692

	Capital Goods - 11.8%
23,938	CLARCOR, Inc.	1,982,306
10,423	DigitalGlobe, Inc.*	292,365
10,900	Dycom Industries, Inc.*	879,194
24,406	ESCO Technologies, Inc.	1,420,429
16,400	Fortune Brands Home & Security, Inc.	904,132
37,545	Franklin Electric Co., Inc.	1,514,941
49,177	Generac Holdings, Inc.*	1,979,866
30,813	Hexcel Corp.	1,582,247
17,787	IDEX Corp.	1,603,676
64,573	Kornit Digital Ltd.*	1,071,912
12,800	MSC Industrial Direct Co., Inc. Class A	1,307,520
16,304	Simpson Manufacturing Co., Inc.	709,550
25,000	Terex Corp.	795,000
10,441	Valmont Industries, Inc.	1,503,504

		17,546,642

	Commercial & Professional Services - 3.3%
68,162	Advanced Disposal Services, Inc.*	1,513,878
12,056	HNI Corp.	607,743
42,353	Knoll, Inc.	1,105,837
14,180	Matthews International Corp. Class A	956,441
16,055	On Assignment, Inc.*	726,970

		4,910,869

	Consumer Durables & Apparel - 4.7%
44,793	Brunswick Corp.	2,681,309
16,425	Cavco Industries, Inc.*	1,613,756
14,388	Helen of Troy Ltd.*	1,342,401
35,827	Steven Madden Ltd.*	1,261,110

		6,898,576

	Consumer Services - 5.6%
25,800	Cheesecake Factory, Inc.	1,554,708
5,673	Churchill Downs, Inc.	813,224
2,700	Domino’s Pizza, Inc.	471,258
2,448	Graham Holdings Co. Class B	1,271,858
64,544	ILG, Inc.	1,223,109
8,800	Jack in the Box, Inc.	949,696
40,991	Red Rock Resorts, Inc. Class A	962,469
29,500	ServiceMaster Global Holdings, Inc.*	1,090,910

		8,337,232

	Diversified Financials - 1.5%
56,581	Compass Diversified Holdings	990,168

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

6,928	Donnelley Financial Solutions, Inc.*	$166,826
53,137	Golub Capital BDC, Inc.	992,599

		2,149,593

	Energy - 3.1%
36,793	Centennial Resource Development, Inc. Class A*	672,208
15,716	PDC Energy, Inc.*	1,162,041
34,463	RPC, Inc.	741,644
29,890	RSP Permian, Inc.*	1,272,118
85,424	Synergy Resources Corp.*	735,501

		4,583,512

	Food & Staples Retailing - 0.5%
31,561	Performance Food Group Co.*	699,076

	Food, Beverage & Tobacco - 1.1%
58,214	Darling Ingredients, Inc.*	698,568
24,356	Hain Celestial Group, Inc.*	963,523

		1,662,091

	Health Care Equipment & Services - 6.6%
12,364	Centene Corp.*	782,270
5,200	Cooper Cos., Inc.	959,972
10,970	Envision Healthcare Corp.*	745,960
25,779	HealthSouth Corp.	1,000,741
51,282	K2M Group Holdings, Inc.*	1,042,050
6,171	LifePoint Health, Inc.*	366,249
7,706	Masimo Corp.*	567,007
9,809	Patterson Cos., Inc.	408,152
20,257	Sientra, Inc.*	174,008
38,393	Surgical Care Affiliates, Inc.*	2,169,205
18,098	Teladoc, Inc.*	361,960
14,800	West Pharmaceutical Services, Inc.	1,252,524

		9,830,098

	Insurance - 4.7%
18,797	AMERISAFE, Inc.	1,185,151
24,983	Brown & Brown, Inc.	1,052,534
72,731	National General Holdings Corp.	1,781,182
26,591	ProAssurance Corp.	1,446,550
12,285	Reinsurance Group of America, Inc.	1,541,399

		7,006,816

	Materials - 4.6%
6,938	Ashland Global Holdings, Inc.	825,830
14,716	Balchem Corp.	1,254,392
15,300	Compass Minerals International, Inc.	1,279,080
31,400	Louisiana-Pacific Corp.*	600,682
67,459	Multi Packaging Solutions International Ltd.*	1,202,119
5,015	Packaging Corp. of America	462,283
28,641	Pretium Resources, Inc.*	309,323
26,554	Steel Dynamics, Inc.	897,791

		6,831,500

	Media - 1.7%
26,501	AMC Entertainment Holdings, Inc. Class A	894,409
39,466	Hemisphere Media Group, Inc.*	442,019
70,318	MDC Partners, Inc. Class A	450,035
40,600	Time, Inc.	781,550

		2,568,013

	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
12,400	Akorn, Inc.*	236,840
77,423	Catalent, Inc.*	2,071,840
33,533	Flexion Therapeutics, Inc.*	650,540
22,422	INC Research Holdings, Inc. Class A*	1,188,366
40,275	Otonomy, Inc.*	590,029
15,944	Pacira Pharmaceuticals, Inc.*	613,047
20,000	PAREXEL International Corp.*	1,417,800

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

42,393	Patheon N.V.*	$1,216,255
15,348	Puma Biotechnology, Inc.*	497,275
23,571	Repligen Corp.*	708,073
52,951	VWR Corp.*	1,371,960

		10,562,025

	Real Estate - 5.7%
41,442	Douglas Emmett, Inc. REIT	1,568,165
16,240	Equity LifeStyle Properties, Inc. REIT	1,200,786
29,066	Gramercy Property Trust REIT	765,598
21,814	HFF, Inc. Class A REIT	647,439
61,579	Kennedy-Wilson Holdings, Inc. REIT	1,259,291
12,247	Mid-America Apartment Communities, Inc. REIT	1,162,853
67,487	Terreno Realty Corp. REIT	1,834,972

		8,439,104

	Semiconductors & Semiconductor Equipment - 4.3%
99,500	Entegris, Inc.*	1,865,625
46,607	Integrated Device Technology, Inc.*	1,174,030
26,903	MACOM Technology Solutions Holdings, Inc.*	1,279,238
110,043	ON Semiconductor Corp.*	1,465,773
22,770	Versum Materials, Inc.*	636,421

		6,421,087

	Software & Services - 6.6%
50,200	Cadence Design Systems, Inc.*	1,306,706
45,759	CoreLogic, Inc.*	1,613,920
11,601	EPAM Systems, Inc.*	746,640
33,905	Fortinet, Inc.*	1,127,680
22,497	Leidos Holdings, Inc.	1,087,055
72,211	Match Group, Inc.*	1,254,305
39,452	PTC, Inc.*	2,073,992
15,370	Verint Systems, Inc.*	574,070

		9,784,368

	Technology Hardware & Equipment - 2.7%
73,111	Ciena Corp.*	1,779,522
2,000	Coherent, Inc.*	315,460
31,630	Fabrinet*	1,332,572
8,089	OSI Systems, Inc.*	604,005

		4,031,559

	Transportation - 2.1%
11,651	Allegiant Travel Co.	2,003,972
13,480	Ryder System, Inc.	1,046,048

		3,050,020

	Utilities - 2.7%
20,789	IDACORP, Inc.	1,663,536
13,400	Portland General Electric Co.	584,374
9,670	SJW Corp.	484,467
22,312	Vectren Corp.	1,224,706

		3,957,083

	Total Common Stocks (cost $99,410,532)	136,553,379

Exchange Traded Funds - 2.1%
	Other Investment Pools & Funds - 2.1%
22,765	iShares Russell 2000 ETF	3,078,511

	Total Exchange Traded Funds (cost $3,060,295)	3,078,511

	Total Long-Term Investments (cost $102,470,827)	139,631,890

Short-Term Investments - 4.2%
	Other Investment Pools & Funds - 4.2%
6,194,306	Morgan Stanley Treasury Securities Portfolio, Institutional Class	6,194,306

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Short-Term Investments (cost $6,194,306)		6,194,306

Total Investments (cost $108,665,133)^	98.3%	$145,826,196
Other Assets and Liabilities	1.7%	2,502,559

Total Net Assets	100.0%	$148,328,755

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$37,848,927
Unrealized Depreciation	(687,864)

Net Unrealized Appreciation	$37,161,063

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,105,423	$1,105,423	$—	$—
Banks	16,178,692	16,178,692	—	—
Capital Goods	17,546,642	17,546,642	—	—
Commercial & Professional Services	4,910,869	4,910,869	—	—
Consumer Durables & Apparel	6,898,576	6,898,576	—	—
Consumer Services	8,337,232	8,337,232	—	—
Diversified Financials	2,149,593	2,149,593	—	—
Energy	4,583,512	4,583,512	—	—
Food & Staples Retailing	699,076	699,076	—	—
Food, Beverage & Tobacco	1,662,091	1,662,091	—	—
Health Care Equipment & Services	9,830,098	9,830,098	—	—
Insurance	7,006,816	7,006,816	—	—
Materials	6,831,500	6,831,500	—	—
Media	2,568,013	2,568,013	—	—
Pharmaceuticals, Biotechnology & Life Sciences	10,562,025	10,562,025	—	—
Real Estate	8,439,104	8,439,104	—	—
Semiconductors & Semiconductor Equipment	6,421,087	6,421,087	—	—
Software & Services	9,784,368	9,784,368	—	—
Technology Hardware & Equipment	4,031,559	4,031,559	—	—
Transportation	3,050,020	3,050,020	—	—
Utilities	3,957,083	3,957,083	—	—
Exchange Traded Funds	3,078,511	3,078,511	—	—
Short-Term Investments	6,194,306	6,194,306	—	—

Total	$145,826,196	$145,826,196	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 87.9%
	Automobiles & Components - 0.9%
89,878	BorgWarner, Inc.	$3,669,719

	Banks - 8.1%
44,166	Chemical Financial Corp.	2,183,126
28,927	Commerce Bancshares, Inc.	1,635,243
23,402	East West Bancorp, Inc.	1,203,799
46,495	FCB Financial Holdings, Inc. Class A*	2,182,940
186,805	First Horizon National Corp.	3,736,100
31,837	First Republic Bank	3,003,184
81,166	PrivateBancorp, Inc.	4,436,534
4,621	SVB Financial Group*	795,875
66,105	United Community Banks, Inc.	1,859,534
44,783	Webster Financial Corp.	2,352,003
35,864	Westamerica Bancorp	2,035,282
97,614	Western Alliance Bancorp*	4,820,179
54,680	Zions Bancorp	2,306,949

		32,550,748

	Capital Goods - 11.4%
79,665	AGCO Corp.	5,002,962
176,163	Allison Transmission Holdings, Inc.	6,162,182
24,193	Carlisle Cos., Inc.	2,639,698
53,296	CLARCOR, Inc.	4,413,442
39,373	DigitalGlobe, Inc.*	1,104,413
22,751	Dycom Industries, Inc.*	1,835,096
46,597	Fortune Brands Home & Security, Inc.	2,568,892
62,854	Hexcel Corp.	3,227,553
35,790	IDEX Corp.	3,226,826
23,724	Lennox International, Inc.	3,720,160
36,112	MSC Industrial Direct Co., Inc. Class A	3,688,841
49,839	Owens Corning	2,753,605
17,734	Snap-on, Inc.	3,219,253
22,540	Terex Corp.	716,772
11,343	Valmont Industries, Inc.	1,633,392

		45,913,087

	Commercial & Professional Services - 4.6%
91,858	Interface, Inc.	1,671,816
170,080	KAR Auction Services, Inc.	7,747,144
141,769	Rollins, Inc.	4,998,775
17,846	Verisk Analytics, Inc. Class A*	1,474,793
34,595	Waste Connections, Inc.	2,777,978

		18,670,506

	Consumer Durables & Apparel - 3.9%
112,089	Brunswick Corp.	6,709,648
119,918	Mattel, Inc.	3,143,051
59,766	PVH Corp.	5,606,648

		15,459,347

	Consumer Services - 3.5%
280,948	Aramark	9,507,280
6,371	Graham Holdings Co. Class B	3,310,053
12,577	Jack in the Box, Inc.	1,357,310

		14,174,643

	Diversified Financials - 1.9%
19,225	Affiliated Managers Group, Inc.*	2,929,121
93,807	Ares Capital Corp.	1,585,338
43,021	Raymond James Financial, Inc.	3,223,564

		7,738,023

	Energy - 3.5%
11,417	Core Laboratories N.V.	1,333,848
162,270	Gulfport Energy Corp.*	3,391,443

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

52,262	Helmerich & Payne, Inc.	$3,718,964
55,924	Matador Resources Co.*	1,472,479
30,131	PDC Energy, Inc.*	2,227,886
81,863	RPC, Inc.	1,761,692

		13,906,312

	Food & Staples Retailing - 0.5%
81,833	Performance Food Group Co.*	1,812,601

	Food, Beverage & Tobacco - 0.5%
54,722	Hain Celestial Group, Inc.*	2,164,802

	Health Care Equipment & Services - 7.5%
92,680	Acadia Healthcare Co., Inc.*	3,556,132
46,938	Centene Corp.*	2,969,767
29,476	Cooper Cos., Inc.	5,441,564
106,990	DENTSPLY SIRONA, Inc.	6,066,333
39,205	Envision Healthcare Corp.*	2,665,940
17,808	Henry Schein, Inc.*	2,846,787
36,911	K2M Group Holdings, Inc.*	750,032
12,423	Masimo Corp.*	914,084
24,581	Universal Health Services, Inc. Class B	2,768,558
24,440	West Pharmaceutical Services, Inc.	2,068,357

		30,047,554

	Household & Personal Products - 1.3%
39,054	Spectrum Brands Holdings, Inc.	5,209,413

	Insurance - 4.3%
73,128	Arthur J Gallagher & Co.	3,936,480
70,758	Brown & Brown, Inc.	2,981,035
53,022	ProAssurance Corp.	2,884,397
37,150	Reinsurance Group of America, Inc.	4,661,211
39,899	Torchmark Corp.	2,934,172

		17,397,295

	Materials - 2.6%
16,874	Ashland Global Holdings, Inc.	2,008,512
19,335	Packaging Corp. of America	1,782,300
16,638	Reliance Steel & Aluminum Co.	1,325,217
107,257	Sealed Air Corp.	5,201,965

		10,317,994

	Media - 1.3%
1,649	Cable One, Inc.	1,042,794
175,637	TEGNA, Inc.	4,023,844

		5,066,638

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
17,600	Akorn, Inc.*	336,160
280,210	Catalent, Inc.*	7,498,420
38,908	Pacira Pharmaceuticals, Inc.*	1,496,013
40,515	PAREXEL International Corp.*	2,872,108
73,207	PerkinElmer, Inc.	3,893,880
34,810	Puma Biotechnology, Inc.*	1,127,844
211,967	VWR Corp.*	5,492,065

		22,716,490

	Real Estate - 4.0%
18,264	Alexandria Real Estate Equities, Inc. REIT	2,024,017
56,285	Douglas Emmett, Inc. REIT	2,129,824
40,506	Equity LifeStyle Properties, Inc. REIT	2,995,014
61,985	Gramercy Property Trust REIT	1,632,683
46,540	Lamar Advertising Co. Class A, REIT	3,514,701
41,314	Mid-America Apartment Communities, Inc. REIT	3,922,764

		16,219,003

	Retailing - 2.9%
54,273	Advance Auto Parts, Inc.	8,913,797
12,666	Liberty Expedia Holdings, Inc. Class A*	557,431

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

19,620	Liberty Ventures Series A*	$856,413
26,897	Nordstrom, Inc.	1,189,385

		11,517,026

	Semiconductors & Semiconductor Equipment - 2.8%
115,741	Integrated Device Technology, Inc.*	2,915,516
30,988	Linear Technology Corp.	1,956,272
38,765	Microchip Technology, Inc.	2,610,823
273,413	ON Semiconductor Corp.*	3,641,861

		11,124,472

	Software & Services - 8.5%
65,892	Cadence Design Systems, Inc.*	1,715,169
75,858	CoreLogic, Inc.*	2,675,512
31,760	Gartner, Inc. Class A*	3,155,674
60,691	Genpact Ltd.*	1,497,854
60,632	Leidos Holdings, Inc.	2,929,738
165,438	Match Group, Inc.*	2,873,658
131,768	PTC, Inc.*	6,927,044
69,896	Sabre Corp.	1,712,452
34,600	Synopsys, Inc.*	2,175,994
85,815	Vantiv, Inc. Class A*	5,341,125
39,721	VeriSign, Inc.*	3,186,021

		34,190,241

	Technology Hardware & Equipment - 2.1%
39,935	Arrow Electronics, Inc.*	2,936,021
189,167	Ciena Corp.*	4,604,325
84,669	Viavi Solutions, Inc.*	757,788

		8,298,134

	Telecommunication Services - 1.0%
39,006	SBA Communications Corp. REIT*	4,105,772

	Transportation - 1.8%
17,561	Kirby Corp.*	1,131,806
32,063	Ryder System, Inc.	2,488,089
69,739	Spirit Airlines, Inc.*	3,768,696

		7,388,591

	Utilities - 3.3%
65,662	Alliant Energy Corp.	2,472,174
50,162	IDACORP, Inc.	4,013,963
49,381	Portland General Electric Co.	2,153,506
41,352	Vectren Corp.	2,269,811
39,696	Westar Energy, Inc.	2,170,974

		13,080,428

	Total Common Stocks (cost $320,165,236)	352,738,839

Exchange Traded Funds - 4.7%
	Other Investment Pools & Funds - 4.7%
45,835	iShares Russell 2000 ETF	6,198,267
69,772	iShares Russell Mid-Cap ETF	12,775,951

	Total Exchange Traded Funds (cost $18,458,029)	18,974,218

	Total Long-Term Investments (cost $338,623,265)	371,713,057

Short-Term Investments - 10.6%
	Other Investment Pools & Funds - 10.6%
42,622,701	Morgan Stanley Treasury Securities Portfolio, Institutional Class	42,622,701

	Total Short-Term Investments (cost $42,622,701)	42,622,701

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $381,245,966)^	103.2%	$414,335,758
Other Assets and Liabilities	(3.2)%	(12,915,107)

Total Net Assets	100.0%	$401,420,651

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$35,179,097
Unrealized Depreciation	(2,089,305)

Net Unrealized Appreciation	$33,089,792

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,669,719	$3,669,719	$—	$—
Banks	32,550,748	32,550,748	—	—
Capital Goods	45,913,087	45,913,087	—	—
Commercial & Professional Services	18,670,506	18,670,506	—	—
Consumer Durables & Apparel	15,459,347	15,459,347	—	—
Consumer Services	14,174,643	14,174,643	—	—
Diversified Financials	7,738,023	7,738,023	—	—
Energy	13,906,312	13,906,312	—	—
Food & Staples Retailing	1,812,601	1,812,601	—	—
Food, Beverage & Tobacco	2,164,802	2,164,802	—	—
Health Care Equipment & Services	30,047,554	30,047,554	—	—
Household & Personal Products	5,209,413	5,209,413	—	—
Insurance	17,397,295	17,397,295	—	—
Materials	10,317,994	10,317,994	—	—
Media	5,066,638	5,066,638	—	—
Pharmaceuticals, Biotechnology & Life Sciences	22,716,490	22,716,490	—	—
Real Estate	16,219,003	16,219,003	—	—
Retailing	11,517,026	11,517,026	—	—
Semiconductors & Semiconductor Equipment	11,124,472	11,124,472	—	—
Software & Services	34,190,241	34,190,241	—	—
Technology Hardware & Equipment	8,298,134	8,298,134	—	—
Telecommunication Services	4,105,772	4,105,772	—	—
Transportation	7,388,591	7,388,591	—	—
Utilities	13,080,428	13,080,428	—	—
Exchange Traded Funds	18,974,218	18,974,218	—	—
Short-Term Investments	42,622,701	42,622,701	—	—

Total	$414,335,758	$414,335,758	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 31, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 31, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 31, 2017	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller